As filed with the Securities and Exchange Commission on December 23, 2014
Registration Nos. 033-35190 and 811-06114

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Post-Effective Amendment No. 64	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 62	☑
CAVANAL HILL® FUNDS
 (Exact Name of Registrant as Specified in Charter)

3435 Stelzer Road
Columbus, Ohio 43219
(Address of Principal Executive Office) (Zip Code)
(800) 762-7085
(Registrant’s Telephone Number, including Area Code)

James L. Huntzinger
President
Cavanal Hill Funds
3435 Stelzer Road
Columbus, Ohio 43219
(Name and Address of Agent for Service)
with a copy to:
Amy E. Newsome
Frederic Dorwart, Lawyers
124 East Fourth Street
Tulsa, OK 74103

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b)
☐	On December 31, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	On December 31, 2014 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On December 31, 2014 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of securities being registered: Shares of Beneficial Interest

CAVANAL HILL Funds

December 31, 2014

Prospectus

MONEY MARKET FUNDS

U.S. Treasury Fund

Administrative:	APGXX
Service:	APJXX
Institutional:	APKXX
Select:	N/A
Premier:	N/A

Cash Management Fund

Administrative:	APCXX
Institutional:	APHXX
Select:	N/A
Premier:	APPXX

Tax-Free Money Market Fund

Administrative:	APBXX
Institutional:	APEXX
Select:	AIFXX
Premier:	ACPXX

BOND FUNDS

Short-Term Income Fund

A:	AASTX
Investor:	APSTX
Institutional:	AISTX

Intermediate Bond Fund

A:	AAIBX
Investor:	APFBX
Institutional:	AIFBX

Bond Fund

A:	AABOX
Investor:	APBDX
Institutional:	AIBNX

Intermediate Tax-Free Bond Fund

A:	AATFX
Investor:	APTFX
Institutional:	AITEX

EQUITY FUNDS

Balanced Fund

A:	AABAX
C:	AACBX
Investor:	APBAX
Institutional:	AIBLX

U.S. Large Cap Equity Fund

A:	AAEQX
C:	AACEX
Investor:	APEQX
Institutional:	AIEQX

Opportunistic Fund

A:	AAOPX
C:	AACOX
Investor:	APOPX
Institutional:	AIOPX

World Energy Fund Fund

A:	AAWEX
C:	ACWEX
Investor:	APWEX
Institutional:	AIWEX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary Section
1 - 38

Money Market Funds
1	U.S. Treasury Fund
4	Cash Management Fund
8	Tax-Free Money Market Fund

Bond Funds
12	Short-Term Income Fund
16	Intermediate Bond Fund
20	Bond Fund
24	Intermediate Tax-Free Bond Fund

Equity Funds
28	Balanced Fund
32	U.S. Large Cap Equity Fund
35	Opportunistic Fund
39	World Energy Fund

Your Account
43	Customer Identification Information
43	Opening an Account and Buying Shares
46	Selling Shares
47	Shareholder Fees
48	Distribution/Service (12b-1) Fees
48	Shareholder Servicing Plan
49	Distribution and Shareholder Servicing Arrangements — Revenue Sharing
49	Exchanging Shares
49	Transaction Policies
50	Additional Investor Services
51	Dividends and Capital Gains
51	Taxes
52	Additional Information about the Funds

Investment Practices and Risks
53	Investment Practices
58	Investment Instruments
61	Investment Risks

Investment Management
64	Investment Adviser

Financial Highlights
68	Money Market Funds
72	Bond Funds
80	Equity Funds

Glossary of Investment Terms
86	Glossary

More Information
Back Cover

www.cavanalhillfunds.com	1-800-762-7085

U.S. TREASURY FUND
SUMMARY

Investment Objective
To seek current income with liquidity and stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment).	Administrative	Service	Institutional	Select	Premier
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	—	—	0.50%
Other Expenses	0.46%	0.46%	0.46%	0.46%	0.46%
Shareholder Servicing Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	0.86%	0.86%	0.61%	0.61%	1.11%
Less Fee Waivers‡	-0.17%	-0.47%	-0.34%	-0.42%	-0.87%
Total Annual Fund Operating Expenses After Fee Waivers	0.69%	0.39%	0.27%	0.19%	0.24%
‡
The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.07% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.15% of such Fee paid by the Service Class. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$70	$257	$460	$1,045
Service Shares	$40	$227	$431	$1,017
Institutional Shares	$28	$161	$306	$730
Select Shares	$19	$153	$299	$722
Premier Shares	$25	$266	$527	$1,273

Principal Investment Strategy
To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury Obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days prior notice to shareholders. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

www.cavanalhillfunds.com	1	1-800-762-7085

Principal Investment Risks
Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●	Income Risk — The Fund’s yield may decrease due to a decline in interest rates.

●
Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year1. The returns for Service, Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each class. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Annual Total Returns for Administrative Shares and predecessor (Periods Ended 12/31)
1The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 0.00%.

www.cavanalhillfunds.com	2	1-800-762-7085

This table shows the Fund’s average annual total returns for periods ended December 31, 2013. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. Service and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the retail shares of the Fund. The Select and Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown for Select Class Shares for periods prior to January 2, 2007 is that of the Administrative Class Shares. In each case, when predecessor information is used, performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns for Administrative, Service and Institutional Shares and predecessors.
(Periods Ended 12/31/2013)

U.S. Treasury Fund	1 Year	5 Years	10 Years
Administrative Shares	0.00%	0.03%	1.28%
Service Shares	0.00%	0.03%	1.33%
Institutional Shares	0.00%	0.03%	1.36%

Yield
The 7-day yield for the period ended 12/31/13 was 0.00% for Administrative Shares; 0.00% for Service Shares; and 0.00% for Institutional Shares. The Select Shares and Premier Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply:

	Initial Purchase	Additional Purchases
Administrative Shares	$1,000	None
Service Shares	$10,000	None
Institutional Shares	$100,000	None
Select Shares	$1,000,000	None
Premier Shares – Available only to certain BOSC, Inc. customers.	$1,000	None

Shares may be sold (redeemed) on any business day. You may sell by:
●	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

●	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

●	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	3	1-800-762-7085

CASH MANAGEMENT FUND
SUMMARY

Investment Objective
To seek current income with liquidity and stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment).	Administrative	Institutional	Select	Premier
Management Fees	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25%	—	—	0.50%
Other Expenses	0.46%	0.46%	0.46%	0.46%
Shareholder Servicing Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	0.86%	0.61%	0.61%	1.11%
Less Fee Waivers‡	-0.30%	-0.34%	-0.42%	-0.87%
Total Annual Fund Operating Expenses After Fee Waivers	0.56%	0.27%	0.19%	0.24%
‡
The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.07% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/ Service (12b-1) Fee paid by the Premier Class and 0.13% paid by the Administrative Class. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$57	$244	$447	$1,033
Institutional Shares	$28	$161	$306	$730
Select Shares	$19	$153	$299	$722
Premier Shares	$25	$266	$527	$1,273

Principal Investment Strategy
To pursue its objective, under normal circumstances, the Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. The Fund also invests in obligations issued by banks domiciled in the U.S. and overseas. These obligations may be variable or floating rate instruments or variable rate master demand notes.

www.cavanalhillfunds.com	4	1-800-762-7085

To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities, or, if unrated, determined to be of comparable quality.

The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks and U.S. branches of foreign banks.

Principal Investment Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●
Banking Risk — To the extent that the Fund invests in securities issued by U.S. Banks, foreign banks or U.S. branches of foreign banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector.

●
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●	Foreign Investment Risk — Higher transaction costs, delayed settlements, currency controls or adverse economic and political developments may affect foreign investments.

●	Income Risk — The Fund’s yield may decrease due to a decline in interest rates.

●
Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

●
Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●
Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

www.cavanalhillfunds.com	5	1-800-762-7085

Performance Information
The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year1. The returns for Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each class. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Annual Total Returns for Administrative Shares and predecessor (Periods Ended 12/31)
1The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 0.01%.

This table shows the Fund’s average annual total returns for periods ended December 31, 2013. The performance of the Administrative Class before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund and Institutional Class Shares commenced operations on January 2, 2007 and Premier Class Shares commenced operations on September 17, 2012. The performance shown for periods prior to January 2, 2007 is that of the retail shares of the Fund. The Select Class Shares have not commenced operations as of the date of this prospectus. The performance shown for Premier Class Shares for periods prior to September 17, 2012 is that of the Administrative Class Shares. In each case, when predecessor information is used, performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns for Administrative, Institutional and Premier Shares and predecessors.
(Periods Ended 12/31/2013)

Cash Management Fund	1 Year	5 Year	10 Years
Administrative Shares	0.01%	0.05%	1.47%
Institutional Shares	0.01%	0.11%	1.56%
Premier Shares	0.02%	0.05%	1.47%

Yield
The 7-day yield for the period ended 12/31/13 was 0.01% for Administrative Shares; 0.01% for Institutional Shares; and 0.01% for Premier Shares. The Select Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

www.cavanalhillfunds.com	6	1-800-762-7085

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply:

	Initial Purchase	Additional Purchases
Administrative Shares	$1,000	None
Institutional Shares	$100,000	None
Select Shares	$1,000,000	None
Premier Shares – Available only to certain BOSC, Inc. customers.	$1,000	None

Shares may be purchased, sold (redeemed) or exchanged on any business day. You may sell by:
●	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

●	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

●	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	7	1-800-762-7085

TAX-FREE MONEY MARKET FUND
SUMMARY

Investment Objective
To seek high current income exempt from federal income tax.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment).	Administrative	Institutional	Select	Premier
Management Fees	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25%	—	—	0.50%
Other Expenses	0.47%	0.47%	0.47%	0.47%
Shareholder Servicing Fees	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.88%	0.63%	0.63%	1.13%
Less Fee Waivers‡	-0.20%	-0.37%	-0.45%	-0.90%
Total Annual Fund Operating Expenses After Fee Waivers	0.68%	0.26%	0.18%	0.23%
‡
The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/ Service (12b-1) Fee paid by the Premier Class. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$69	$261	$468	$1,066
Institutional Shares	$27	$164	$315	$751
Select Shares	$18	$156	$307	$743
Premier Shares	$24	$270	$535	$1,294

Principal Investment Strategy
As a fundamental policy, the Fund invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item (which could result in alternative tax) for purposes of the federal alternative minimum tax under normal circumstances. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

www.cavanalhillfunds.com	8	1-800-762-7085

The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax (“Taxable Obligations”). Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers’ acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization (“NRSRO”), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating ( i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board of Trustees.

Principal Investment Risks
Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●	Credit Enhancement Risk — A “credit enhancer,” such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund’s investments.

●
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●
Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rate.

●
Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●
Tax Risk — The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the use of investment practices that seek to minimize tax consequences may lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

www.cavanalhillfunds.com	9	1-800-762-7085

Performance Information
The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1 and 5 years, and since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year1. The returns for Administrative, Institutional and Premier Shares will differ from the returns for Select Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Select Shares (Periods Ended 12/31)
1The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 0.00%.

This table shows the Fund’s average annual total returns for periods ended December 31, 2013. Administrative and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods before January 2, 2007 is that of the Select Class Shares, which commenced operations on April 11, 2005. The Premier Class Shares commenced operations on September 17, 2012; performance shown for prior periods is that of the Select Class. In each case, when predecessor information is used, performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns for Administrative, Institutional, Select and Premier Shares and predecessors.
(Periods Ended 12/31/2013)

Tax-Free Money Market Fund	1 Year	5 Year	Since Inception
Administrative Shares	0.01%	0.02%	0.66%
Institutional Shares	0.01%	0.09%	0.84%
Select Shares	0.01%	0.13%	1.31%
Premier Shares	0.02%	0.13%	0.02%

Yield
The 7-day yield for the period ended 12/31/13 was 0.00% for Administrative Shares; 0.00% for Institutional Shares; 0.00% for Select Shares; and 0.00% for Premier Shares.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

www.cavanalhillfunds.com	10	1-800-762-7085

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply:

	Initial Purchase	Additional Purchases
Administrative Shares	$1,000	None
Institutional Shares	$100,000	None
Select Shares	$1,000,000	None
Premier Shares – Available only to certain BOSC, Inc. customers.	$1,000	None

Shares may be sold (redeemed) on any business day. You may sell by:
●	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

●	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

●	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund intends to distribute a majority of income as exempt-interest dividends. These dividends generally are excludable from a shareholder’s gross income for federal income tax purposes. However, a portion of the Fund’s distributions may be taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	11	1-800-762-7085

SHORT-TERM INCOME FUND
SUMMARY

Investment Objective
Primarily to seek income and secondarily to seek capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees	A	Investor	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%*	None	None

Annual Fund Operating Expenses	A	Investor	Institutional
(expenses that you pay each year as a percentage of the value of your investment).	Shares	Shares	Shares
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	—
Other Expenses	0.46%	0.61%	0.61%
Shareholder Servicing Fees	0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.26%	1.41%	1.16%
Less Fee Waivers‡	-0.60%	-0.74%	-0.75%
Total Annual Fund Operating Expenses After Fee Waivers	0.66%	0.67%	0.41%
*
Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

‡
The Adviser has contractually agreed to waive 0.40% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Year	10 Year
A Shares	$266	$533	$821	$1,640
Investor Shares	$68	$373	$700	$1,627
Institutional Shares	$42	$294	$566	$1,342

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

www.cavanalhillfunds.com	12	1-800-762-7085

Principal Investment Strategy
To pursue its objective, under normal circumstances, the Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances, the Fund invests at least 80% of its assets in securities with an average maturity of less than three years and maintains a dollar-weighted average maturity of its portfolio of three years or less. These policies will not be changed without at least 60 days prior notice to shareholders. In addition, the Fund normally invests at least 65% of its assets in interest-bearing bonds.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●
Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

●
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●
Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. If a portfolio has a three year average maturity, then a 1% increase in interest rates would cause an estimated 3% decline in asset value of the portfolio. The Fund’s yield may decrease due to a decline in interest rates.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●
Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

●
Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

●
Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

●	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

www.cavanalhillfunds.com	13	1-800-762-7085

Performance Information
The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year1. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)
1The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 1.29%.

This table compares the Fund’s average annual total returns for periods ended December 31, 2013 to those of the BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index. Prior to January 1, 2006, a maximum sales charge of 2.00% was imposed. The A Shares, which impose a maximum sales charge of 2.00%, were not in existence before May 1, 2011. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 2.50%. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/13)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	0.67%	7.07%	2.89%
Return After Taxes on Distributions	0.11%	5.94%	1.57%
Return After Taxes on Distributions and Sale of Fund Shares	0.38%	5.10%	1.73%
Institutional Shares
Return Before Taxes	1.04%	7.36%	3.11%
A Shares
Return Before Taxes (With Load)	-1.37%	6.66%	2.69%
Return Before Taxes (No Load)	0.69%	7.09%	2.90%
BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index
(reflects no deduction for expenses, fees or taxes)	0.32%	2.98%	3.41%

www.cavanalhillfunds.com	14	1-800-762-7085

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-today management of the Fund’s portfolio:

Michael P. Maurer, CFA, is Senior Vice President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2003.

Russell Knox, CFA, is Vice President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2013.

J. Brian Henderson, CFA, is President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 1994.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
Investor Shares	$1,000	$100
Institutional Shares	$100,000	$100

Shares may be purchased, sold (redeemed) or exchanged on any business day by:
●	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

●	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

●	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	15	1-800-762-7085

INTERMEDIATE BOND FUND
SUMMARY

Investment Objective
To seek total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information is available about these and other discounts from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees	A	Investor	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%*	None	None

Annual Fund Operating Expenses	A	Investor	Institutional
(expenses that you pay each year as a percentage of the value of your investment).	Shares	Shares	Shares
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	—
Other Expenses	0.66%	0.81%	0.81%
Shareholder Servicing Fees	0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.46%	1.61%	1.36%
Less Fee Waivers‡	-0.55%	-0.69%	-0.70%
Total Annual Fund Operating Expenses After Fee Waivers	0.91%	0.92%	0.66%
*
Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

‡
The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Year	10 Year
A Shares	$291	$600	$930	$1,865
Investor Shares	$94	$440	$811	$1,853
Institutional Shares	$67	$362	$678	$1,574

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

www.cavanalhillfunds.com	16	1-800-762-7085

Principal Investment Strategy
To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments. Total return is defined as a percentage change, over a specified time period, in a mutual funds net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●
Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

●
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●
Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. If a portfolio has a six year average maturity, then a 1% increase in interest rates would cause an estimated 6% decline in asset value of the portfolio The Fund’s yield may decrease due to a decline in interest rates.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●
Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

●
Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

●
Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

●	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

www.cavanalhillfunds.com	17	1-800-762-7085

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year1. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)
1The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 3.08%.

This table compares the Fund’s average annual total returns for periods ended December 31, 2013 to those of the Barclays U.S. Intermediate Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. The A Shares, which impose a maximum sales charge of 2.00%, were not in existence before May 1, 2011. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 3.75%. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/13)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	2.50%	9.15%	4.13%
Return After Taxes on Distributions	1.75%	7.68%	2.62%
Return After Taxes on Distributions and Sale of Fund Shares	1.41%	6.61%	2.61%
Institutional Shares
Return Before Taxes	2.86%	9.45%	4.37%
A Shares
Return Before Taxes (With Load)	0.46%	8.76%	3.95%
Return Before Taxes (No Load)	2.53%	9.19%	4.15%
Barclays U.S. Intermediate Aggregate Bond Index
(reflects no deduction for expenses, fees or taxes)	-1.02%	4.18%	4.31%

www.cavanalhillfunds.com	18	1-800-762-7085

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-today management of the Fund’s portfolio:

Michael P. Maurer, CFA, is Senior Vice President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2003.

Russell Knox, CFA, is Vice President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2013.

J. Brian Henderson, CFA, is President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 1993.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
Investor Shares	$1,000	$100
Institutional Shares	$100,000	$100

Shares may be purchased, sold (redeemed) or exchanged on any business day by:
●	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.
●	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.
●	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	19	1-800-762-7085

BOND FUND
SUMMARY

Investment Objective
To seek total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees	A	Investor	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%*	None	None

Annual Fund Operating Expenses	A	Investor	Institutional
(expenses that you pay each year as a percentage of the value of your investment).	Shares	Shares	Shares
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	—
Other Expenses	0.53%	0.68%	0.68%
Shareholder Servicing Fees	0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.33%	1.48%	1.23%
Less Fee Waivers‡	-0.55%	-0.70%	-0.70%
Total Annual Fund Operating Expenses After Fee Waivers	0.78%	0.78%	0.53%
*
Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

‡
The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return and each year that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Year	10 Year
A Shares	$278	$560	$863	$1,722
Investor Shares	$80	$399	$741	$1,708
Institutional Shares	$54	$321	$608	$1,427

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

www.cavanalhillfunds.com	20	1-800-762-7085

Principal Investment Strategy
To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

Total return is defined as a percentage change, over a specified time period, in a mutual funds net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

The Fund will generally maintain a dollar-weighted average portfolio maturity of three to ten years.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds. This policy will not be changed without at least 60 days prior notice to shareholders.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●
Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

●
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●
Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. If a portfolio has a six year average maturity, then a 1% increase in interest rates would cause an estimated 6% decline in asset value of the portfolio The Fund’s yield may decrease due to a decline in interest rates.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●
Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

●
Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

●
Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

●	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

www.cavanalhillfunds.com	21	1-800-762-7085

Performance Information
The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year1. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)
1The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 3.38%.

This table compares the Fund’s average annual total returns for periods ended December 31, 2013 to those of the Barclays U.S. Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 3.00% was imposed. The A Shares, which impose a maximum sales charge of 2.00%, were not in existence before May 1, 2011. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 3.75%. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/13)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	-0.58%	8.27%	4.27%
Return After Taxes on Distributions	-1.56%	6.73%	2.66%
Return After Taxes on Distributions and Sale of Fund Shares	-0.32%	5.88%	2.68%
Institutional Shares
Return Before Taxes	-0.33%	8.54%	4.48%
A Shares
Return Before Taxes (With Load)	-2.40%	7.87%	4.07%
Return Before Taxes (No Load)	-0.37%	8.31%	4.29%
Barclays U.S. Aggregate Bond Index
(reflects no deduction for expenses, fees or taxes)	-2.02%	4.44%	4.55%

www.cavanalhillfunds.com	22	1-800-762-7085

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-today management of the Fund’s portfolio:

Michael P. Maurer, CFA, is Senior Vice President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2003.

Russell Knox, CFA, is Vice President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2013.

J. Brian Henderson, CFA, is President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 1993.

Purchase and Sale of Fund Shares

The following initial and additional purchase requirements apply:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
Investor Shares	$1,000	$100
Institutional Shares	$100,000	$100

Shares may be purchased, sold (redeemed) or exchanged on any business day by:
●	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.
●	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.
●	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	23	1-800-762-7085

INTERMEDIATE TAX-FREE BOND FUND
SUMMARY

Investment Objective
To seek current income, consistent with the preservation of capital, that is exempt from federal income taxes.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees	A	Investor	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%*	None	None

Annual Fund Operating Expenses	A	Investor	Institutional
(expenses that you pay each year as a percentage of the value of your investment).	Shares	Shares	Shares
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	—
Other Expenses	0.48%	0.63%	0.63%
Shareholder Servicing Fees	0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.28%	1.43%	1.18%
Less Fee Waivers‡	-0.55%	-0.69%	-0.70%
Total Annual Fund Operating Expenses After Fee Waivers	0.73%	0.74%	0.48%
*
Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

‡
The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Year	10 Year
A Shares	$273	$544	$836	$1,667
Investor Shares	$76	$384	$716	$1,654
Institutional Shares	$49	$305	$581	$1,369

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

www.cavanalhillfunds.com	24	1-800-762-7085

Principal Investment Strategy
To pursue its objective, under normal circumstances, the Fund invests at least 65% of its assets in municipal bonds and debentures that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (“NRSRO”), or of comparable quality, at the time of purchase. As a matter of fundamental policy the Fund invests, under normal circumstances, at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax. Additionally, the Fund will normally invest at least 80% of its assets in bonds which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. The Fund invests in municipal securities which are within the three highest rating categories assigned by NRSRO, in the case of bonds; rated within the highest ratings category assigned by an NRSRO, in the case of notes; rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper; or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations.

The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund also will utilize credit enhancers. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund, under normal circumstances, invests at least 80% of its assets in tax-free bonds and maintains a dollar-weighted average maturity between three to ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

In managing the portfolio, the portfolio management team uses a “top down” investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

In addition to the securities described above, the Fund may invest in other debt securities.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●
Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

●	Credit Enhancement Risk — A “credit enhancer,” such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund’s investments.

●
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●
Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. If a portfolio has a six year average maturity, then a 1% increase in interest rates would cause an estimated 6% decline in asset value of the portfolio The Fund’s yield may decrease due to a decline in interest rates.

●
Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●
Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

●
Tax Risk — The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the use of investment practices that seek to minimize tax consequences may lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

www.cavanalhillfunds.com	25	1-800-762-7085

Performance Information
The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year1. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)
1The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 3.75%.

This table compares the Fund’s average annual total returns for periods ended December 31, 2013 to those of the Barclays U.S. Municipal Bond Index. Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. The A Shares, which impose a maximum sales charge of 2.00%, were not in existence before May 1, 2011. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 3.75%. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/13)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	-1.70%	3.89%	3.39%
Return After Taxes on Distributions	-1.76%	3.86%	3.35%
Return After Taxes on Distributions and Sale of Fund Shares	0.24%	3.68%	3.33%
Institutional Shares
Return Before Taxes	-1.44%	4.16%	3.61%
A Shares
Return Before Taxes (With Load)	-3.67%	3.61%	3.25%
Return Before Taxes (No Load)	-1.69%	4.03%	3.46%
Barclays U.S. Municipal Bond Index
(reflects no deduction for expenses, fees or taxes)	-2.55%	5.89%	4.29%

www.cavanalhillfunds.com	26	1-800-762-7085

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-today management of the Fund’s portfolio:

J. Brian Henderson, CFA, is President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2001.

Richard A. Williams is Vice President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2005.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
Investor Shares	$1,000	$100
Institutional Shares	$100,000	$100

Shares may be purchased, sold (redeemed) or exchanged on any business day by:

●	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.
●	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.
●	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund intends to distribute a majority of income as exempt-interest dividends. These dividends generally are excludable from a shareholder’s gross income for federal income tax purposes. However, the Fund’s distributions may be taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	27	1-800-762-7085

BALANCED FUND
SUMMARY

Investment Objective
To seek capital appreciation and income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees	A	C	Investor	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares	Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%*	1.00%*	None	None

Annual Fund Operating Expenses	A	C	Investor	Institutional
(expenses that you pay each year as a percentage of the value of your investment).	Shares	Shares	Shares	Shares
Management Fees	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	—
Other Expenses	0.53%	0.68%	0.68%	0.68%
Shareholder Servicing Fees	0.10%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.57%	2.47%	1.72%	1.47%
Less Fee Waivers‡	-0.59%	-0.74%	-0.74%	-0.74%
Total Annual Fund Operating Expenses After Fee Waivers	0.98%	1.73%	0.98%	0.73%
*
Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a CDSC of up to 1.00% may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

‡
The Adviser has contractually agreed to waive 0.39% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Year	10 Year
A Shares	$446	$773	$1,121	$2,104
C Shares	$176	$699	$1,249	$2,750
Investor Shares	$100	$470	$864	$1,969
Institutional Shares	$75	$392	$732	$1,694

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

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Principal Investment Strategy

To pursue its objective, the Fund normally invests between 50% and 75% of its total assets in equity securities and at least 25% of its assets in fixed income securities that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

The equity portion of the Fund primarily consists of large capitalization, mid capitalization and small capitalization stocks. Large capitalization stocks include large U.S. companies with a market capitalization in excess of $10 billion. Mid capitalization stocks include U.S. companies with a market capitalization between $2.5 and $10 billion at the time of purchase. Small capitalization stocks include small U.S. companies having an average market capitalization below $2.5 billion at the time of purchase.

As its primary strategy, the portfolio management team of the Fund selects equity securities using a proprietary system that ranks stocks. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e. valuation and growth) and technical factors (i.e. momentum, reversal and volatility) that have historically been linked to performance. Portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.

The portfolio management team of the Fund may augment its primary strategy by utilizing additional strategies involving exchange-traded funds.

The debt portion of the Fund primarily consists of bonds; notes, debentures and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities; mortgage-related securities; asset backed securities, collateralized mortgage obligations and municipal bonds.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of three to twelve years for the debt portion of its portfolio. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interests of the Fund’s shareholders to continue to hold the security.

The portion of the Fund’s assets invested in equity and debt securities will vary in accordance with economic conditions, the level of stock prices, interest rates, and the risk associated with each investment.

In addition to the securities described above, the Fund may invest in other equity and debt securities. For example, the Fund may invest in foreign securities, including emerging market securities.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●
Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

●
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●
Emerging Markets Risk — Emerging market securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. The economies of emerging market countries may be more dependent on relatively few industries. Securities markets, exchanges and legal and accounting systems in these countries are generally less developed and can be more volatile. The governments may also be more unstable.

●	Foreign Investment Risk — Higher transaction costs, delayed settlements, currency controls or adverse economic and political developments may affect foreign investments.

●
Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. If a portfolio has a six year average maturity, then a 1% increase in interest rates would cause an estimated 6% decline in asset value of the portfolio The Fund’s yield may decrease due to a decline in interest rates.

●
Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●
Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

●
Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

www.cavanalhillfunds.com	29	1-800-762-7085

●
Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

●	Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments.

●	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year1. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)
1The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 4.92%.

This table compares the Fund’s average annual total returns for periods ended December 31, 2013 to those of the Russell 1000® Index and the Barclays U.S. Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. The A Shares, which impose a maximum sales charge of 3.50%, were not in existence before May 1, 2011. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 5.50%. Institutional Shares were not in existence before December 30, 2005. The C Shares have not completed a full year of operations, so no performance information is presented for C Shares. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. The Russell 1000® Index is presented to show how the Fund’s performance compares to an index of equity funds, while the Barclays U.S. Aggregate Bond Index shows how the Fund’s performance compares to an index of bond funds.

www.cavanalhillfunds.com	30	1-800-762-7085

Average Annual Total Returns (Periods Ended 12/31/13)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	14.52%	12.66%	6.07%
Return After Taxes on Distributions	12.21%	11.59%	4.79%
Return After Taxes on Distributions and Sale of Fund Shares	9.51%	9.94%	4.60%
Institutional Shares
Return Before Taxes	14.86%	12.94%	6.32%
A Shares
Return Before Taxes (With Load)	10.41%	11.85%	5.68%
Return Before Taxes (No Load)	14.41%	12.64%	6.06%
Russell 1000® Index (reflects no deduction for expenses, fees or taxes)	33.11%	18.59%	7.78%
Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	-2.02%	4.44%	4.55%

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-today management of the Fund’s portfolio:

J. Brian Henderson, CFA, is President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2005.

Michael P. Maurer, CFA, is Senior Vice President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2005.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
C Shares	$1,000	$100
Investor Shares	$1,000	$100
Institutional Shares	$100,000	$100

Shares may be purchased, sold (redeemed) or exchanged on any business day by:
●	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.
●	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.
●	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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U.S. LARGE CAP EQUITY FUND
SUMMARY

Investment Objective
To seek growth of capital and, secondarily, income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees	A	C	Investor	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares	Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%*	1.00%*	None	None

Annual Fund Operating Expenses	A	C	Investor	Institutional
(expenses that you pay each year as a percentage of the value of your investment).	Shares	Shares	Shares	Shares
Management Fees	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	—
Other Expenses	0.47%	0.62%	0.62%	0.62%
Shareholder Servicing Fees	0.10%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.41%	2.31%	1.56%	1.31%
Less Fee Waivers‡	-0.49%	-0.64%	-0.64%	-0.64%
Total Annual Fund Operating Expenses After Fee Waivers	0.92%	1.67%	0.92%	0.67%
*
Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a CDSC of up to 1.00% may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

‡
The Adviser has contractually agreed to waive 0.29% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Year	10 Year
A Shares	$441	$734	$1,049	$1,941
C Shares	$170	$660	$1,177	$2,596
Investor Shares	$94	$430	$789	$1,802
Institutional Shares	$68	$352	$657	$1,523

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

www.cavanalhillfunds.com	32	1-800-762-7085

Principal Investment Strategy
To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days prior notice to shareholders. “Equity securities” for purposes of this policy refers to common stocks and securities convertible into common stocks.

The Fund invests at least 80% of its assets in a universe of equity securities of large U.S. companies having an average market capitalization in excess of $10 billion at the time of purchase.

The portfolio management team of the Fund seeks to identify companies that possess the following fundamental characteristics: strong, sustainable earnings and revenue growth prospects, industry leadership with a competitive advantage, high levels of profitability and earnings quality, strong management teams, defensible business models and limited exposure to cyclical earnings.

In pursuing the investment strategy, the portfolio management team seeks to enhance the after-tax returns to shareholders by employing various investment practices that are designed to reduce taxable distributions to shareholders. These practices are expected to reduce, but not eliminate, taxable distributions.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●
Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year1. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)
1The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 5.74%.

www.cavanalhillfunds.com	33	1-800-762-7085

This table compares the Fund’s average annual total returns for periods ended December 31, 2013 to those of the Russell 1000® Index. Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. The A Shares, which impose a maximum sales charge of 3.50%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 5.50%. The C Shares have not completed a full year of operations, so no performance information is presented for C Shares. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods prior to December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/13)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	31.69%	15.72%	7.63%
Return After Taxes on Distributions	28.12%	14.99%	7.24%
Return After Taxes on Distributions and Sale of Fund Shares	20.79%	12.72%	6.21%
Institutional Shares
Return Before Taxes	32.06%	16.02%	7.85%
A Shares
Return Before Taxes (With Load)	27.03%	14.91%	7.25%
Return Before Taxes (No Load)	31.66%	15.74%	7.64%
Russell 1000® Index (reflects no deduction for expenses, fees or taxes)	33.11%	18.59%	7.78%

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-today management of the Fund’s portfolio:

Matthew C. Stephani is Vice President of Cavanal Hill Investment Management, Inc. and has been a Portfolio Manager of the Fund since 2006.

Michael C. Schloss is Vice President of Cavanal Hill Investment Management, Inc. and has been a Portfolio Manager of the Fund since 2013.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply:
	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
C Shares	$1,000	$100
Investor Shares	$1,000	$100
Institutional Shares	$100,000	$100

Shares may be purchased, sold (redeemed) or exchanged on any business day by:
●	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.
●	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.
●	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	34	1-800-762-7085

OPPORTUNISTIC FUND
SUMMARY

Investment Objective
Opportunistically investing to generate positive investment returns.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees	A	C	Investor	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares	Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%*	1.00%*	None	None

Annual Fund Operating Expenses	A	C	Investor	Institutional
(expenses that you pay each year as a percentage of the value of your investment).	Shares	Shares	Shares	Shares
Management Fees	1.35%	1.35%	1.35%	1.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	—
Other Expenses	0.73%	0.88%	0.88%	0.88%
Shareholder Servicing Fees	0.10%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses†	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	2.47%	3.37%	2.62%	2.37%
Less Fee Waivers‡	-0.56%	-0.71%	-0.66%	-0.71%
Total Annual Fund Operating Expenses After Fee Waivers	1.91%	2.66%	1.96%	1.66%
*
Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. \In addition, while Class C Shares are offered at NAV, without any initial sales charge, a CDSC of up to 1.00% may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

†
Acquired Fund Fees and Expenses have been restated to reflect the fact that a security that bore an expense ratio of 8% has been sold and there is no expectation of holding such security in the future.

‡
The Adviser has contractually agreed to waive or assume certain expenses so that the common expenses (other than extraordinary expenses and Acquired Fund Fees and Expenses) for each Class do not exceed 1.52%, plus class-specific fees, until December 31, 2015. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees.

Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Year	10 Year
A Shares	$537	$1,041	$1,571	$3,017
C Shares	$269	$970	$1,694	$3,610
Investor Shares	$199	$752	$1,331	$2,905
Institutional Shares	$169	$672	$1,201	$2,652

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 276% of the average value of its portfolio.

Principal Investment Strategy
To pursue its objective, under normal circumstances, the Fund may trade frequently and may invest in a wide range of financial instruments, market sectors and asset classes in the U.S. and other markets. Investments may include any asset for which there is a liquid market. The Fund opportunistically selects investments where it believes value is not fully recognized by the market.

The Fund may invest in equity securities of issuers of any market capitalization, including convertible and private placement/restricted securities. It may hold all or a portion of its assets in U.S. Treasury Obligations, cash or short-term fixed income or money market securities. The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs.

The Fund may from time to time invest in fixed income securities of any credit quality and maturity.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●	Income Risk — The Fund’s yield may decrease due to a decline in interest rates.

●
Issuer Specific Risk — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

●
Leverage Risk — The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

●
Limited Number of Holdings — As a large percentage of a fund’s assets may be invested in a limited number of securities, each investment has a greater effect on a Fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●
Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

●
Portfolio Turnover Risk — A Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from a Fund’s performance.

●	Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance Information
The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year1. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)
1The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was -0.57%.

This table compares the Fund’s average annual total returns for periods ended December 31, 2013 to those of the S&P 500 Index and the HFRX Equity Hedge Index. The A Shares impose a maximum sales charge of 3.50%. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 5.50%. The C Shares have not completed a full year of operations, so no performance information is presented for C Shares. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

		Since
		Inception
Average Annual Total Returns (Periods Ended 12/31/13)	1 Year	(9/1/2011)
Investor Shares
Return Before Taxes	24.22%	19.10%
Return After Taxes on Distributions	21.75%	17.47%
Return After Taxes on Distributions and Sale of Fund Shares	13.90%	14.34%
Institutional Shares
Return Before Taxes	24.87%	19.54%
A Shares
Return Before Taxes (With Load)	20.24%	17.47%
Return Before Taxes (No Load)	24.61%	19.27%
S&P 500 Index (reflects no deduction for expenses, fees or taxes)	32.39%	22.83%
HFRX Equity Hedge Index (reflects no deduction for expenses, fees or taxes)	11.59%	4.23%

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Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-today management of the Fund’s portfolio:

Matthew C. Stephani, is Senior Vice President of Cavanal Hill Investment Management, Inc. and has been a Portfolio Manager of the Fund since 2012.

Thomas J. Mitchell, is Vice President of Cavanal Hill Investment Management, Inc. and has been a Portfolio Manager of the Fund since 2014.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
C Shares	$1,000	$100
Investor Shares	$1,000	$100
Institutional Shares	$100,000	$100

Shares may be purchased, sold (redeemed) or exchanged on any business day by:
●	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

●	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

●	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as 401(k) plan or an individual retirement account. Retirement accounts maybe taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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WORLD ENERGY FUND
SUMMARY

Investment Objective
To seek growth and income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information on these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees	A	C	Investor	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares	Shares
Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of offering price)	3.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	1.00%	None	None

Annual Fund Operating Expenses	A	C	Investor	Institutional
(expenses that you pay each year as a percentage of the value of your investment).	Shares	Shares	Shares	Shares
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	—
Other Expenses	0.41%	0.56%	0.56%	0.56%
Shareholder Servicing Fees	0.10%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.38%	2.28%	1.53%	1.28%
Less Fee Waivers‡	-0.30%	-0.45%	-0.45%	-0.45%
Total Annual Fund Operating Expenses After Fee Waivers	1.08%	1.83%	1.08%	0.83%
*
Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

‡
The Adviser has contractually agreed to waive 0.10% of its Management Fees and to waive or assume certain expenses so that expenses (other than extraordinary expenses and Acquired Fund Fees and Expenses) for each Class do not exceed 1.15%, plus class-specific fees, until December 31, 2015. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Year	10 Year
A Shares	$456	$743	$1,051	$1,924
C Shares	$186	$669	$1,179	$2,581
Investor Shares	$110	$439	$792	$1,785
Institutional Shares	$85	$361	$659	$1,506

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because it has not yet completed a full calendar year of operations, no turnover information is presented for the Fund at this time.

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Principal Investment Strategy
To pursue its objective, under normal circumstances, the Fund invests at least 80% of its net assets in a wide range of energy-related financial instruments issued in the U.S. and markets around the world. Energy-related financial instruments may include foreign and domestic securities of issuers that derive more than fifty percent of their assets, revenue or income from activities related to the exploration, extraction, mining, research, development, conservation, refinement, production, transfer, transmission, and transportation of conventional, alternative, renewable and sustainable energy sources, utilities, petrochemicals, plastics, and suppliers and servicers to such industries. Investments typically include a combination of common stock, bonds and exchange traded funds (“ETFs”) but may also include other asset types that are related to energy industry activities. The Fund may also seek to increase the return of the Fund and to hedge (or protect) the value of its assets by investing in derivative instruments, including options, futures and indexed securities. The Fund may also seek to provide exposure to the investment returns of commodities through investment in commodity-linked derivative instruments, commodity futures, options on commodity future contracts, and investment vehicles that focus on commodities such as ETFs that invest in commodities, commodity options and futures.

The Fund is non-diversified, meaning it may invest in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual security volatility than a diversified fund. The Fund may engage in active and frequent trading.

Under normal market conditions, the Fund will invest at least 40%, but may invest up to 100%, of its net assets in the securities of issuers organized or having their principal place of business outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will consider an issuer to be doing a substantial amount of business outside the U.S. if it derives more than fifty percent of its assets, revenue or income outside of the U.S. or is an international focused ETF. Under normal market conditions, the Fund invests in issuers from at least three different countries. The Investment Adviser invests the Fund’s assets based on its judgment about issuers, risk, prices of securities, market conditions and other economic factors in the U.S. and around the world.

The Fund may invest in long and short positions in securities of issuers of any market capitalization, emerging market securities, American depository receipts (“ADRs”), European depository receipts, (“EDRs”), global depository receipts (“GDRs”), and master limited partnerships (“MLPs”). The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs, including leveraged and inverse ETFs.

The Fund may invest in fixed income securities of any credit quality and maturity, including those of defaulted/distressed issuers. These securities can be rated below investment grade (i.e. “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default. Fixed income investments may include foreign and domestic sovereign issued securities.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●
Commodity Risk – The Fund’s exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Investments in commodity futures may be more volatile then the price of the underlying commodity.

●
Concentration Risk – The Fund’s concentration in energy-related industry securities may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. A downturn in the energy sectors would have a larger impact on the World Energy Fund than on a fund that does not concentrate in these industries. Energy sector securities can be significantly affected by events related to political developments, energy conservation, commodity prices, and tax and government regulations. The performance of securities in the Fund may, at times, lag the performance of companies in other sectors or the broader market as a whole.

●
Credit Enhancement Risk – Credit enhancement risk involves the possibility that a “credit enhancer,” such as a letter of credit, declines in quality and therefore leads to a decrease in the value of the Fund’s investments.

●
Credit Risk – Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●
Currency Risk – The potential risk of loss from unfavorable changes in the exchange rates between the U.S. dollar and foreign currencies. Funds that invest directly in foreign currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

●
Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

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●
Derivatives Risk – The risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s investments in commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting the energy industry or energy commodities.

●
Emerging Markets Risk – Emerging market securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. The economies of emerging market countries may be more dependent on relatively few industries. Securities markets, exchanges and legal and accounting systems in these countries are generally less developed and can be more volatile. The governments may also be more unstable.

●
Energy Industry Risk – Investment risks associated with investing in energy securities include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental regulation, changes in environmental regulation, energy conservation, demand for energy resources, fluctuations in energy prices, exploration and production spending, technological developments, depletion of resources, import controls, weather, world events and economic conditions.

●
Exchange Traded Fund (ETF) Risk – The ETFs in which the Funds invest are subject to the risks applicable to the types of securities and investments used by the ETFs. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The use of leverage in an ETF can magnify any price movements, resulting in high volatility. Due to daily rebalancing, leverage, and liquidity, inverse ETFs may perform worse than the inverse movement of the underlying referenced financial asset, index or commodity’s return.

●
Foreign Investment Risk – The risk associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. Foreign securities may be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.

●
High Yield Securities Risk – Fixed income securities rated below investment grade and unrated securities of similar credit quality (commonly referred to as “junk bonds” or high yield securities) are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investments in such securities involve substantial risk. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. The value of high yield securities tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield securities and the junk bond markets generally, particularly in times of market stress.

●	Income Risk – The Fund’s yield may decrease due to a decline in interest rates.

●
Interest Rate Risk – The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

●
Issuer Specific Risk – The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.

●
Leverage Risk – The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

●
Limited Number of Holdings Risk – As a large percentage of a fund’s assets may be invested in a limited number of securities, each investment has a greater effect on a fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.

●	Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk – There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk – The market value of a security may move up and down, sometimes rapidly and unpredictably.

●
Master Limited Partnership Risk – The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

●
Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

●
Portfolio Turnover Risk – Active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

www.cavanalhillfunds.com	41	1-800-762-7085

●
Regulatory Risk – The risk that a change in laws or regulations will materially affect a security, business, sector or market. A change in laws or regulations made by the government or a regulatory body can increase the costs of operating a business, reduce the attractiveness of investment and/or change the competitive landscape. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

●
Short Sale Risk – Short sales expose the Fund to the risk that it will be required to cover its short position at a disadvantageous price. Selling securities short can represent a form of leverage, which may increase the volatility of returns and exaggerate losses.

●	Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments.

●	Valuation Risk – The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Because it has not yet completed a full calendar year of operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information may be obtained on the Fund’s website www. cavanalhillfunds.com or by calling 1-800-762-7085.

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-today management of the Fund’s portfolio:

Matthew C. Stephani is Senior Vice President of Cavanal Hill Investment Management, Inc. and has been a Portfolio Manager of the Fund since 2014.

Michael P. Maurer is a Senior Vice President of Cavanal Hill Investment Management, Inc. and has been a Portfolio Manager of the Fund since 2014.

Thomas W. Verdel is a Senior Vice President of Cavanal Hill Investment Management, Inc. and has been a Portfolio Manager of the Fund since 2014.

J. Brian Henderson is President of Cavanal Hill Investment Management, Inc. and has been a Portfolio Manager of the Fund since 2014.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply:
	Initial Purchase	Additional Purchases
A Shares	None	None
C Shares	$1,000	$100
Investor Shares	$1,000	$100
Institutional Shares	$100,000	$100

Shares may be purchased, sold (redeemed) or exchanged on any business day by:
●	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.
●	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.
●	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	42	1-800-762-7085

Your Account

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

●	Name;
●	Date of birth (for individuals);
●	Residential or business street address (although post office boxes are permitted for mailing); and
●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value (“NAV”) next calculated after the account is closed.

Each Fund will only accept new account applications and additional purchases of Fund shares from an established shareholder account that (1) reflects a residential address for an individual (or the principal place of business for an entity) located within the U.S. of its territories; or (2) reflects a U.S. military address; and (3) in every case, is associated with a valid U.S. taxpayer identification number.

Opening an Account and Buying Shares

1.	Read this prospectus carefully.
2.	Determine how much you want to invest.
3.
Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

4.
You may purchase Administrative Shares and Premier Shares by following the procedures established by the Distributor in connection with requirements of qualified accounts maintained by BOKF, NA, BOSC, Inc., or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is “swept” automatically no less frequently than weekly into a Cavanal Hill Money Market Fund.

The following initial and additional purchase requirements apply to the Funds*:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
C Shares	$1,000	$100 for each Fund
Investor Shares	$1,000	$100 for each Fund
Institutional Shares	$100,000	$100 for each Fund
Money Market Funds
Administrative	$1,000	None
Service	$10,000	None
Institutional	$100,000	None
Select	$1,000,000	None
Premier–Available only to certain BOSC, Inc. customers.	$1,000	None

*
In certain circumstances approved by the Fund’s Board of Trustees, these minimums may be waived or lowered at the Fund’s discretion. Initial and additional purchase requirements are automatically waived for purchases in an account belonging to an employee of BOKF, NA, or its affiliates. With the exception of the Institutional Share Class, each Share Class offers an Auto Invest Plan, for which the minimum initial investment is $100 and the minimum for subsequent investments is $50. Please refer to the section titled “Additional Investor Services.”

●	Investors may purchase shares of the each of the Funds, other than the A Shares of the Bond and Equity Funds, at the net asset value without a sales charge.

●	Shares may be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

●	Each Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders.

www.cavanalhillfunds.com	43	1-800-762-7085

Opening an Account and Buying Shares

		OPENING AN ACCOUNT		ADDING TO AN ACCOUNT
By Mail	●	Make out a personal check or bank draft for the investment amount, payable to the Cavanal Hill Funds.	●	Make out a personal check or bank draft for the investment amount, payable to the Cavanal Hill Funds.

	●	Deliver the check or bank draft and your completed Account Registration Form to the Funds’ Custodian at BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.	●
Deliver the check or bank draft and investment slip attached to your account statement (or, if unavailable, provide the Fund name, amount invested, account name, and account number) to the Funds’ Custodian at BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

By Overnight Mail	●	Make out a personal check or bank draft for the investment amount, payable to the Cavanal Hill Funds.	●	Make out a personal check or bank draft for the investment amount, payable to the Cavanal Hill Funds.

	●	Deliver the check or bank draft and your completed Account Registration Form to c/o Citi Fund Services, Attention: T.A. Operations, Cavanal Hill Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.	●
Deliver the check or bank draft and investment slip attached to your account statement (or, if unavailable, provide the Fund name, amount invested, account name, and account number) to c/o Citi Fund Services, Attention: T.A. Operations, Cavanal Hill Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

By Telephone or Wire Transfer	●	Call (800) 762-7085 for instructions on opening an account by wire transfer.	●	Deliver your completed Account Registration Form to the Funds at: c/o Citi Fund Services, Attn: T.A. Operations 3435 Stelzer Rd. Columbus, OH 43219-3035.

			●	To place an order by telephone call the Funds at (800) 762-7085 for instructions on purchasing additional shares by wire transfer.

			●	Your bank may charge a fee to wire funds.

By Electronic Funds Transfer	●	Your bank must participate in the Automated Clearing House and must be a U.S. bank.	●	Establish the electronic purchase option on your Account Registration Form or call (800) 762-7085.

			●	Call (800) 762-7085 to arrange an electronic purchase.

			●	Your bank may charge a fee to electronically transfer funds.

All purchases made by check should be in U.S. dollars.
Third party checks, credit card checks, starter checks on initial purchases, traveler’s checks, money orders or cash will not be accepted.

www.cavanalhillfunds.com	44	1-800-762-7085

Selling Shares

TO SELL SOME OR ALL OF YOUR SHARES
By Mail	●	Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

	●	Include the account owner signature(s).

	●	Mail the materials to the Funds’ Custodian at BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

	●	A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Overnight Mail	●	Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

	●	Include the account owner signature(s).

	●	Mail the materials to Cavanal Hill Funds, c/o Citi Fund Services, Attention: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

	●	A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Telephone	●	Call (800) 762-7085 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

By Wire	●	Accounts of any type which have elected the wire option on the Account Registration Form may call (800) 762-7085 to request a wire transfer.

	●	If you call on any Business Day (as described in “Transaction Policies”), your payment will normally be wired to your bank on the next Business Day.

	●	The Fund reserves the right to charge a wire fee.

	●	Your bank may charge a fee to wire funds.

By Electronic Funds Transfer	●	Shareholders with accounts at a U.S. bank which participates in the Automated Clearing House may call (800) 762-7085 to request an electronic funds transfer.

●
If you call on any Business Day (as described in “Transaction Policies”), the NAV of your shares will be determined on the same day and you will receive your proceeds within a week after your request is received.

	●	Your bank may charge a fee to electronically transfer funds.

www.cavanalhillfunds.com	45	1-800-762-7085

Signature Authorization. For some transactions we require proof that your signature authorizing a transaction is authentic.  This verification can be provided by either a Signature Validation Program (“SVP”) stamp (for non-financial transactions) or a Medallion Signature Guarantee (for financial transactions).  You should be able to obtain either from any eligible guarantor, including banks, broker/dealers, credit unions and savings associations.  Please verify with the institution that it is an eligible guarantor institution prior to signing.  A notary public cannot provide a SVP stamp or a Medallion Signature Guarantee.

The Fund accepts a SVP stamp for the following non-financial transactions:

●	Change of name;
●	Add/change banking instructions;
●	Add/change beneficiaries;
●	Add/change authorized account traders;
●	Adding a Power of Attorney;
●	Add/change Trustee;
●	UTMA/UGMA custodian change

Selling Shares in Writing. You will need a Medallion Signature Guarantee unless:

●	the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or
●	the redemption proceeds are being wired according to bank instructions currently on your account.

Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at NAV if your account balance in any Fund, other than the A Shares of the Bond and Equity Funds, drops below $500. Before a Fund exercises its right to redeem your shares you will be given at least sixty days’ written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange (“NYSE”) is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under “Selling Your Shares.”

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund’s net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist (in whole or in part) of securities equal in market value to your shares. When you convert these securities to cash, you will pay transaction charges.

Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

Repurchases. If you redeem A Class Shares, and within 60 days buy new A Class Shares of the same or another Cavanal Hill Fund (equal to all or at least $200 of the redemption amount), you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the A Shares Class of the selected Fund is currently open to new investors or the shareholder has a current account in that fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the financial intermediary of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Payments to Financial Intermediaries

The Funds and their affiliated service providers may pay fees as described below to broker-dealers and other financial institutions whose customers are shareholders of the Funds, including affiliates of Cavanal Hill® Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), for sale of Fund shares and related services.

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Initial Sales Charge (Bond and Equity Funds, Class A Only)

The A Share Class of the Bond and Equity Funds are subject to an initial sales charge. The sales charge is used to compensate the Distributor and participating dealers for their expenses incurred in connection with the distribution of the A Shares. The amount of the initial sales charge is based upon the amount purchased:

Shareholder Fees For Bond Fund A Shares (fees paid directly from your investment)
	Sales Charge (Load)	Sales Charge (Load)		Maximum Deferred Sales Charge (Load) (as
	imposed on Purchases (as	imposed on purchases		a percentage of the lesser of the amount
	a percentage of offering	(as a percentage of net		redeemed or the total original cost, for
Purchase Amount	price)	amount invested)	Reallowance	shares held less than 12 months)
Less than $200,000	2.00%	2.04%	1.75%	None
Over $200,000	None	0.00%	—	1.00%

Shareholder Fees For Equity Fund A Shares (fees paid directly from your investment)
	Sales Charge (Load)	Sales Charge (Load)		Maximum Deferred Sales Charge (Load) (as
	imposed on Purchases (as	imposed on purchases		a percentage of the lesser of the amount
	a percentage of offering	(as a percentage of net		redeemed or the total original cost, for
Purchase Amount	price)	amount invested)	Reallowance	shares held less than 12 months)
Less than $200,000	3.50%	3.63%	3.25%	None
Over $200,000	None	0.00%	—	1.00%

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment.

●
Rights of Accumulation. You may combine your new purchases of A Shares of a Fund with other Bond or Equity Fund shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchasers. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other Bond or Equity Fund shares owned based on their current public offering price.

●
Letters of Intent. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of A Shares of one or more Bond or Equity Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

For further information about the initial sales charge applicable to the A Shares of the Bond and Equity Funds, see the Statement of Additional Information section “Additional Purchase and Redemption Information.”

Contingent Deferred Sales Charges (CDSC-Class A and C Only)

Class A Shares. Investors who purchase or own $200,000 or more of A Shares do not pay an initial sales charge. However, if you redeem A Shares purchased without paying sales charge prior to 12 months after the date of purchase, they will be subject to a CDSC of 1%, The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first and, then, shares in the order of their purchase.

Class C Shares. Class C Shares are not subject to an initial sales charge so you will invest the full amount of your purchase price. However, Class C Shares pay an annual 12b-1 Distribution/Service Fee of 1.00% (0.75% in asset-based sales charge and 0.25% in 12b-1 service fee) and an annual Shareholder Servicing Fee of 0.25% of average net assets. Because these fees are paid out of the Fund’s assets over time, they will increase the cost of your investment and may cost you more than if you had purchased Class A Shares. Class C Shares do not convert to any other Class; therefore, if you anticipate holding the shares for five years or longer, Class C shares may not be appropriate. If you sell your Class C Shares within 12 months after purchase, you may pay a 1.00% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed.

Shareholders who are investing $200,000 through a sales charge reduction feature, including a shareholder eligible to purchase Class A Shares at no sales charge due to the breakpoints available on a purchase of $200,000 or more of Class A Shares, or through Rights of Accumulation, an LOI or grouping purchases by certain related persons may not purchase Class C Shares. In such case, requests to purchase Class C Shares will automatically be treated as a request to purchase Class A Shares. The Fund will not apply the limitation to Class C Share purchases made by shareholders whose shares are held in an omnibus account on any of the Cavanal Hill Fund records, and it will be the selling broker-dealer’s responsibility to apply the limitation for such purchases.

The Distributor will pay dealer commissions on trades of $200,000 or more. The amount available for such payments is:

Up to 1% of the first $4 million
plus 0.50% on the next $6 million
plus 0.25% on purchases more than $10 million

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Distribution/Service (12b-1) Fees

The Funds have adopted a plan under Rule 12b-1 that allows for the payment of distribution and service fees to the Distributor for the sale and distribution of shares and for additional services provided to shareholders. When the Distributor receives these fees, it may pay some or all of them to financial intermediaries whose customers purchase shares of the Funds, including financial intermediaries that are affiliates of the Adviser and Distributor. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The distribution fee is 0.25% of the average daily net assets of the A and Investor Shares of each Fund. The Premier Shares, have a 0.50% distribution fee. The C Shares are subject to a 1.00% distribution fee, 0.75% of which is an asset-based sales charge and 0.25% of which is a 12b-1 service fee. The Institutional and Select Shares do not have a distribution fee. The Distributor has agreed to the contractual fee waivers shown in the table below. The contractual fee waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

	Distribution Fee	Distribution Fee Waivers
Bond and Equity Funds
A Shares	0.25%	No Waiver
C Shares	1.00%	No Waiver
Investor Shares	0.25%	No Waiver
Institutional Shares	0.00%	N/A – No 12b-1 Fee
Money Market Funds
Administrative	0.25%	Cash Management Only – 0.13% Waived
Service	0.25%	0.15% Waived
Institutional	0.00%	N/A – No 12b-1 Fee
Select	0.00%	N/A – No 12b-1 Fee
Premier	0.50%	0.45% Waived

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds’ shareholders. For performing these services, Shareholder Servicing Agents may receive an annual fee of up to 0.25% of the average daily net assets of the shares of each Fund, other than the A Shares of the Bond and Equity Funds, for which a fee of 0.10% of the daily net assets is available. “Shareholder Servicing Agents” may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of the Adviser. The Funds have entered into agreements under the Shareholder Servicing Plan with BOKF, NA, the owner of the Adviser, and BOSC, Inc., the Distributor, to provide financial intermediary services to the Funds’ shareholders in exchange for payments by the Funds for such services under the Shareholder Servicing Plan. BOKF, NA and BOSC, Inc. have agreed to the contractual fee waivers shown in the table below for the Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be modified with the approval of the Funds’ Board of Trustees.

	Shareholder Servicing Fee	Affiliate Shareholder Servicing Fee Waivers
Bond and Equity Funds
A Shares	0.10%	Waived in Full
C Shares	0.25%	Waived in Full
Investor Shares	0.25%	Waived in Full
Institutional Shares	0.25%	Waived in Full
Money Market Funds
Administrative	0.25%	No Waiver
Service	0.25%	0.15% Waived
Institutional	0.25%	0.17% Waived
Select	0.25%	Waived in Full
Premier	0.25%	Waived in Full

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Distribution and Shareholder Servicing Arrangements — Revenue Sharing

The Adviser, and from time to time affiliates of the Adviser, at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents in connection with the sale, distribution, retention and servicing of the shares of the Funds. These additional cash incentives, sometimes referred to as “revenue sharing arrangements,” are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing or access to sales meetings, sales representatives and Shareholder Servicing Agent management representatives. These payments are negotiated and may be based on such factors as: the number or value of shares that the Shareholder Servicing Agent sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the Shareholder Servicing Agent. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. These payments may be significant and may create an incentive for Shareholder Servicing Agents or their agents to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through a Shareholder Servicing Agent, please speak with that agent to learn more about any payments it receives from the Adviser or its affiliates, as well as fees or commissions the agent charges. You should also consult disclosures made by your Shareholder Servicing Agent at the time of purchase. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus, and will not change the NAV or the price of a Fund’s shares, because they are not paid by the Funds.

Brokers, Dealers and Agents. Please note that (i) investors may be charged fees—in addition to those assessed by the Funds—if they effect transactions through a Shareholder Servicing Agent, (ii) the Funds have, and may from time to time authorize one or more Shareholder Servicing Agents to receive on their behalf, purchase and redemption orders, and Shareholder Servicing Agents so authorized may also be authorized to designate other agents to receive purchase and redemption orders on the Funds’ behalf, (iii) with respect to orders received by a Shareholder Servicing Agent authorized to receive purchase and redemption orders on the Funds’ behalf, the Fund will be deemed to have received an order when an authorized agent, or, if applicable, such agent’s authorized designee, receives the order, and (iv) unless restricted by the Investment Company Act of 1940 (the “1940 Act”) and the rules of the SEC under the 1940 Act, customer orders will be priced at a Fund’s NAV next computed after such orders are received by an authorized agent or such authorized agent’s authorized designee.

Exchanging Shares

How to ExchangeYour Shares. Shares of any Cavanal Hill Bond or Equity Fund, other than Class C Shares, may be exchanged without payment of a sales charge for the same class of shares of any Cavanal Hill Fund. Shares of any Cavanal Hill Money Market Fund may be exchanged without payment of a sales charge for shares of the same class of any other Money Market Fund. Exchanges of shares from any Money Market Fund to any Equity or Bond Fund generally will be subject to the sales charge applicable to the shares sought to be acquired through the exchange. Shares of one share class may be exchanged for shares of another share class with a higher initial purchase requirement without payment of a sales charge if you become eligible to purchase such share class. Any exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to redeem Institutional Shares in the event that a shareholder no longer meets the minimum investment requirements. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days’ notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219-3035. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

Transaction Policies

Calculation of Net Asset Value. The NAV per share of a Fund is determined by dividing the total market value of the Fund’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

Valuation of Shares – Bond and Equity Funds.

●
The NAV of each of the Bond and Equity Funds is determined as of the close of regular trading of the NYSE (generally 4 p.m. Eastern time) on each day in which the NYSE is open for regular trading (a “Business Day”). On any Business Day that the NYSE closes early, the Funds will close for trading at the time the NYSE closes. Purchase, redemption and exchange orders must be received by the NYSE close on those days to receive that day’s NAV. To the extent a Fund invests through a foreign exchange, value may change at times when a Fund shareholder is not able to trade.

●
The assets in each of the Bond and Equity Funds are valued at market value, other than short-term fixed income securities, which are valued at amortized cost. If market quotations are not readily available, the securities will be valued at fair value by the Funds’ Pricing Committee. For further information about valuation of investments, see the Statement of Additional Information.

●
The Funds may invest in one or more open-end management investment companies that are registered under the Investment Company Act. The Funds’ net asset value calculation includes the net asset values of the registered open-ended management investment companies in which the Funds invest. The prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Valuation of Shares – Money Market Funds.

●
The NAV of each of the U.S. Treasury Fund and Cash Management Fund is determined as of the close of regular trading of the NYSE (generally 4 p.m. Eastern time) on each day in which the NYSE is open for regular trading (a “Business Day”). On any Business Day that the NYSE closes early, the U.S. Treasury Fund and Cash Management Fund will close for trading at the time the NYSE closes. On any day when the SIFMA recommends that the securities markets close trading early, each Fund may close trading early. The NAV for the Tax-Free Money Market Fund generally is determined at 12 noon Eastern time on each Business Day. Purchase, redemption and exchange orders must be received by the NYSE close on those days to receive that day’s NAV.

●	The assets in each Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.
●	The NAV of each of the Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.

Buy and Sell Prices. When you buy shares, you pay the NAV next determined after your order is received by the Fund or its designated agent, which could be the following Business Day. When you sell shares, you receive the NAV next determined after your order is received by the Fund or its designated agent, which could be the following Business Day.

Fair Value Pricing Policies. Each of the Bond and Equity Funds will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Funds’ Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Funds’ Pricing Committee, under the general supervision of the Board of Trustees, will employ certain methodologies to determine a fair value for the securities. Fair value pricing should result in a more accurate determination of a Fund’s NAV price, which should eliminate the potential for arbitrage in a Fund.

A “significant event” is one that occurred before the valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. With the exception of the World Energy Fund, the Funds’ foreign investments are generally limited to debt securities issued by foreign banks and foreign branches or subsidiaries of U.S. banks. Thus, the situations in which the Funds will be required to fair value price because of a significant event are limited.

Market Timing Trading Policy. The Bond and Equity Funds do not authorize, and use reasonable methods to discourage, short term or excessive trading, often referred to as “market timing.” Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing or excessive trading may result in dilution of the value of fund shares held by long-term shareholders, disrupt portfolio management, and increase fund expenses for all shareholders. The Funds will take reasonable steps to discourage excessive short-term trading and the Funds’ Board of Trustees has adopted the following policies and procedures with respect to market timing. The Funds will monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts. In addition to rejecting purchase orders in connection with suspected market timing activities, the Funds can reject a purchase order for any reason. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments the Funds believe they are acting in a manner that is in the best interests of shareholders.

Market Timers may disrupt portfolio management and harm fund performance. To the extent that the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the Funds use a variety of methods to detect and deter market timing, due to the complexity involved in identifying excessive trading there is no assurance that the Funds efforts will identify and eliminate all trades or trading practices that may be considered abusive. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Trust has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market timing policy, the terms of which are acceptable to the Trust; (2) furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Trust; and (3) enforce its market-timing policy with respect to customers identified by the Trust as having engaged in market timing. When information regarding transactions in the Trust’s shares is requested by the Trust and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Trust has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Trust, to restrict or prohibit the indirect intermediary from purchasing shares of the Trust on behalf of other persons. The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the funds, nor will it enter into any such arrangements in the future. Because the Money Market Funds are designed to offer investors a liquid cash option that they may sell as often as they wish, they are not subject to the same policies and procedures. We reserve the right to modify our policies and procedures related to market timing at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

Additional Investor Services

Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Funds through automatic deductions from your bank account. The plan is not available for Institutional Shares. To participate in the AIP, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50 per month or quarter per Fund. To participate in the AIP from your bank account, please attach a voided check to your Account Registration Form.

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Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions via check or have distributions (capital gains and dividends) reinvested in another Cavanal Hill Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. The plan is not available for Institutional Shares of the Bond or Equity Funds. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly or quarterly basis. You may arrange to receive regular distributions from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling (800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

Dividends and Capital Gains

As a mutual fund shareholder, you may receive capital gain, income from your investment, or both. The Bond Funds and the Money Market Funds declare dividends daily and pay dividends monthly. The Equity Funds declare and pay dividends quarterly. The Funds will distribute net investment income and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, at least once a year. It is unlikely that the Money Market Funds will realize any capital gain, however it is possible depending on market conditions.

We will automatically reinvest any income and capital-gain distributions to which you are entitled in additional shares of the applicable Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a written request, including your name and account number, to:

Cavanal Hill Funds
c/o BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

Such a request will become effective for distributions having record dates after the date on which our Distributor receives your request. The taxation of dividends will not be affected by the form in which you receive them.

Taxes

Your mutual fund investments may have a material impact on your tax situation. We have summarized some of the main tax implications that you should know below. Note, however, that the following provides only a general description. The information contained herein will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes. Please consult your tax adviser to see how investing in the Fund(s) will affect your own tax situation.

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Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number and certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distribution that you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds that you would normally receive from selling Fund shares.

Each Fund will distribute, at least annually, substantially all of its net investment income and net capital gain. We will send you a statement each year showing the tax status of all distributions that you receive from us. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

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Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gain that the Fund earned before you invested in it (and thus were included in the price you paid for your shares).

Distributions, whether received in cash or reinvested in additional shares of the fund, may be subject to federal income tax. For federal income tax purposes, distributions of net investment income (other than those distributions that are properly designated as exempt-interest dividends, which are discussed below) that you receive from a Fund generally are taxable as ordinary income. In general, distributions of net investment income designated by a Fund as derived from “qualified dividend income” (as further defined in the Statement of Additional Information) will be taxed as an individual provided the shareholder meets the holding-period and other requirements with respect to the Fund’s Shares. Dividends of net investment income that are not designated as derived from qualified dividend income will be taxable as ordinary income. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

If at the close of each quarter, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from such obligations as “exempt-interest dividends.” The Intermediate Tax-Free Bond Fund and the Tax-Free Money Market Fund intend to distribute a majority of income as exempt-interest dividends. These dividends generally are excludable from a shareholder’s gross income for federal income tax purposes, although they might result in liability for the federal alternative minimum tax (both for individual and corporate shareholders) and for state and local tax purposes. You should consult your tax adviser concerning your own tax situation. Additionally, the receipt of exempt-interest dividends might cause recipients of social security or railroad retirement benefits to be taxed on a portion of such benefits. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Intermediate Tax-Free Bond Fund might have on the federal taxation of your benefits.

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Taxes on distributions from a Fund of capital gain are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income (regardless of how long you have owned shares in the Fund). Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital-gain dividends will be taxable as long-term capital gain (regardless of how long you have owned shares in the Fund). Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. The Intermediate Tax-Free Bond Fund and the Tax-Free Money Market Fund do not expect to realize significant capital gain.

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Tax Consequences of Selling or Exchanging Shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gain, depending upon how long you have held your shares and assuming the shares were held as capital assets.

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State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gain, if any, you receive from a Fund, as well as on any capital gain, if any, you realize from selling or exchanging Fund shares. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

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Tax Consequences of Certain Fund Investments. A Fund’s investments in certain debt obligations, mortgage-backed securities, asset- backed securities, and derivative securities might require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund might be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to liquidate such investments.

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Funds Investing in Foreign Securities. If a Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which might decrease their yield. Foreign governments may also impose taxes on other payments or gains that the Fund earns on these securities. In general, shareholders in such a Fund will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. In addition, foreign investments may prompt a fund to distribute income more frequently or in greater amounts than do purely domestic funds, which might increase your tax liability.

The portfolio management teams of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gain as a by-product of ordinary investment activities. As a result, the amount and timing of Fund distributions, and the amount and type of taxable income allocated to Fund investors, may vary considerably from year to year.

The above is a general summary of the tax implications of investing in the Funds. Please consult your tax adviser to determine whether these considerations are relevant to your particular investments and tax situation as well as to obtain more information on your own tax situation, including possible foreign, state and local taxes. More information about taxes is contained in our Statement of Additional Information.

Additional Information about the Funds

Temporary Defensive Positions. The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies and investment restrictions in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, a Fund may not achieve its investment objective. Additional information regarding temporary defensive positions is available in our Statement of Additional Information.

Disclosure of Portfolio Holdings. Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

Investment in Exchange-Traded Funds. The Bond and Equity Funds and the Tax-Free Money Market Fund may each invest in index-based exchange-traded funds, which are registered investment companies unaffiliated with the Funds, that seek to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investments in exchange-traded funds offer, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See “Investment Practices and Risks” for information regarding the risks associated with investment in an exchange-traded fund.

Exchange traded funds are investment companies. Each of the Funds may invest in securities of any registered investment company to the extent permitted by the Fund’s investment strategy and the applicable provisions of Section 12(d) of the 1940 Act and regulations issued by the SEC thereunder. In addition, such Funds’ investment may exceed the statutory limits in reliance on an exemptive order issued by the SEC subject to such investments being consistent with the overall objective and policies of the Fund making such investment.

Investments in Investment Companies. For purposes of the Funds’ policies that specify 80%, the Funds will “look through” investments in investment companies and will include such investments in their respective percentage totals.

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Investment Practices and Risks

INVESTMENT PRACTICES
The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The information presented below includes a description of each Fund’s principal investment strategy, followed by a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Descriptions of the investment instruments and the associated risks follows.

U.S. TREASURY FUND

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury Obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days prior notice to shareholders. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS
PRINCIPAL: Bonds, Foreign Securities, Money Market Instruments, Repurchase Agreements, U.S. Treasury Obligations	Income, Interest Rate, Liquidity, Management, Market

NON-PRINCIPAL:
Illiquid Securities, Investment Company Securities, Mortgage-Backed Securities, Reverse Repurchase Agreements, Securities Lending, Treasury Receipts, Variable and Floating Rate Instruments, When-Issued Securities, Zero-Coupon Debt Obligations
Banking, Credit Enhancement, Credit, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Mortgage Market, Prepayment/Call, Regulatory, Valuation, Zero Coupon

CASH MANAGEMENT FUND

The Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable rate master demand notes. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities of an NRSRO or, if unrated, determined to be of comparable quality. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days. The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks and U.S. branches of foreign banks.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS

PRINCIPAL:
Bonds, Certificates of Deposit, Commercial Paper, Foreign Securities, Money Market Instruments, Repurchase Agreements, Restricted Securities, U.S. Government Agency Securities, U.S. Treasury Obligations, Variable and Floating Rate Instruments
Banking, Credit, Foreign Investment, Income, Interest Rate, Issuer Specific, Liquidity, Management, Market, Regulatory

NON-PRINCIPAL:
Asset-Backed Securities, Bankers’ Acceptances, Call and Put Options, Convertible Securities, Derivatives, Exchange-Traded Funds, Illiquid Securities, Investment Company Securities, Loan Participation Interests, Mortgage-Backed Securities, Municipal Securities, Reverse Repurchase Agreements, Securities Lending, Time Deposits, Treasury Receipts, When- Issued Securities, Zero-Coupon Debt Obligations
Banking, Credit, Credit Enhancement, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Mortgage Market, Prepayment/Call, Regulatory, Tax, Valuation, Zero Coupon

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TAX-FREE MONEY MARKET FUND

As a fundamental policy, the Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax. When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The Fund will maintain an average weighted portfolio maturity of 60 days or less and will limit the maturity of each security in its portfolio to 397 days or less. The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax (“Taxable Obligations”). Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers’ acceptances of selected banks, and commercial paper. The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO, in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating ( i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board of Trustees.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS
PRINCIPAL: Bonds, Commercial Paper, Investment Company Securities, Money Market Instruments, Municipal Securities, Variable and Floating Rate Instruments	Credit Enhancement, Credit, Interest Rate, Issuer Specific, Liquidity, Management, Market, Tax

NON-PRINCIPAL:
Asset-Backed Securities, Bankers’ Acceptances, Call and Put Options, Certificates of Deposit, Derivatives, Exchange-Traded Funds, Futures and Related Options, Illiquid Securities, Loan Participation Interests, Repurchase Agreements, Restricted Securities, Reverse Repurchase Agreements, Securities Lending, Time Deposits, Treasury Receipts, U.S. Government Agency Securities, U.S. Treasury Obligations, When-Issued Securities, Zero-Coupon Debt Obligations
Banking, Credit, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Mortgage Market, Prepayment/Call, Regulatory, Valuation, Zero Coupon

SHORT-TERM INCOME FUND

The Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (“NRSRO”), or of comparable quality, at the time of purchase. The Fund also invests in money market instruments. Under normal circumstances, the Fund invests at least 80% of its assets in securities with an average maturity of less than three years and maintains a dollar-weighted average maturity of its portfolio of three years or less. These policies will not be changed without at least 60 days prior notice to shareholders. In addition, the Fund normally invests at least 65% of its assets in interest-bearing bonds.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS
Asset-Backed Securities, Bonds, Derivatives, Money Market Instruments, Mortgage-Backed Securities, Municipal Securities, U.S. Government Agency Securities, U.S. Treasury Obligations	Credit, Interest Rate, Liquidity, Management, Market, Mortgage Market, Prepayment/Call, Regulatory, Valuation

NON-PRINCIPAL:
ADR/EDR/GDRs, Bankers’ Acceptances, Call and Put Options, Certificates of Deposit, Commercial Paper, Exchange-Traded Funds, Foreign Securities, Futures and Related Options, Illiquid Securities, Investment Company Securities, Master Limited Partnerships, Repurchase Agreements, Reverse Repurchase Agreements, Restricted Securities, Securities Lending, Time Deposits, Variable and Floating Rate Instruments, When-Issued Securities, Zero-Coupon Debt Obligations
Banking, Credit Enhancement, Credit, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Tax, Valuation, Zero Coupon

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INTERMEDIATE BOND FUND

The Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by an NRSRO, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments. Under normal circumstances the Fund invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS

PRINCIPAL:
Asset-Backed Securities, Bonds, Money Market Instruments, Mortgage- Backed Securities, Municipal Securities, U.S. Government Agency Securities, U.S. Treasury Obligations, Zero-Coupon Debt Obligations
Credit, Interest Rate, Liquidity, Management, Market, Mortgage, Prepayment/Call, Regulatory, Valuation

NON-PRINCIPAL:
ADR/EDR/GDRs, Bankers’ Acceptances, Call and Put Options, Certificates of Deposit, Commercial Paper, Derivatives, Exchange-Traded Funds, Foreign Secuities, Futures and Related Options, Illiquid Securities, Investment Company Securities, Master Limited Partnerships, Repurchase Agreements, Reverse Repurchase Agreements, Restricted Securities, Securities Lending, Time Deposits, Variable and Floating Rate Instruments, When-Issued Securities
Banking, Credit Enhancement, Credit, Derivatives, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Tax, Valuation

BOND FUND

The Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by an NRSRO, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments. The Fund will generally maintain a dollar-weighted average portfolio maturity of three to ten years. Under normal circumstances the Fund invests at least 80% of its assets in bonds. This policy will not be changed without at least 60 days prior notice to shareholders.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS

PRINCIPAL:
Asset-Backed Securities, Bonds, Derivatives, Money Market Instruments, Mortgage-Backed Securities, Municipal Securities, U.S. Government Agency Securities, U.S. Treasury Obligations, Zero-Coupon Debt Obligations
Credit, Interest Rate, Liquidity, Management, Market, Mortgage Market, Prepayment/Call, Regulatory, Valuation

NON-PRINCIPAL:
ADR/EDR/GDRs, Bankers’ Acceptances, Call and Put Options, Certificates of Deposit, Commercial Paper, Exchange-Traded Funds, Foreign Securities Futures and Related Options, Illiquid Securities, Investment Company Securities, Master Limited Partnerships, Repurchase Agreements, Reverse Repurchase Agreements, Restricted Securities, Securities Lending, Time Deposits, Variable and Floating Rate Instruments, When-Issued Securities
Banking, Credit Enhancement, Credit, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Regulatory, Tax, Valuation

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INTERMEDIATE TAX-FREE BOND FUND

The Fund invests at least 65% of its assets in municipal bonds and debentures that are rated within the three highest ratings categories assigned by an NRSRO, or of comparable quality, at the time of purchase. As a matter of fundamental policy, the Fund invests, under normal circumstances, at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax. Additionally, the Fund will normally invest at least 80% of its assets in bonds which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. The Fund invests in municipal securities which are within the three highest rating categories assigned by an NRSRO, in the case of bonds; rated within the highest ratings category assigned by an NRSRO, in the case of notes; rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper; or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations. The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund also will utilize credit enhancers. The Fund also invests in money market instruments. The Fund, under normal circumstances, invests at least 80% of its assets in bonds and maintains a dollar-weighted average maturity between three to ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS
PRINCIPAL: Bonds, Municipal Securities	Credit, Credit Enhancement, Interest Rate, Issuer Specific, Liquidity, Management, Market, Prepayment/Call, Tax

NON-PRINCIPAL:
ADR/EDR/GDRs, Bankers’ Acceptances, Call and Put Options, Certificates of Deposit, Commercial Paper, Derivatives, Exchange-Traded Funds, Foreign Securities, Futures and Related Options, Illiquid Securities, Investment Company Securities, Money Market Instruments, Mortgage-Backed Securities, Repurchase Agreements, Restricted Securities, Reverse Repurchase Agreements, Securities Lending, Time Deposits, U.S. Government Agency Securities, U.S. Treasury Obligations, Variable and Floating Rate Instruments, When-Issued Securities, Zero-Coupon Debt Obligations
Banking, Credit Enhancement, Credit, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Mortgage Market, Prepayment/Call, Regulatory, Valuation, Zero Coupon

BALANCED FUND

The Fund normally invests between 50% and 75% of its total assets in equity securities and at least 25% of its assets in fixed income securities that are rated within the three highest ratings categories assigned by an NRSRO, or of comparable quality, at the time of purchase. The equity portion of the Fund primarily consists of large capitalization, mid capitalization and small capitalization stocks. The portfolio management team of the Fund selects equity securities using a proprietary system that ranks stocks but may augment its primary strategy by utilizing additional strategies involving exchange-traded funds. The debt portion of the Fund primarily consists of bonds; notes, debentures and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities; mortgage-related securities; asset backed securities, collateralized mortgage obligations and municipal bonds. The Fund seeks to maintain a dollar-weighted average portfolio maturity of three to twelve years for the debt portion of its portfolio. The Fund may invest in foreign securities, including emerging market securities. The Fund also invests in money market instruments.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS

PRINCIPAL:
Asset-Backed Securities, Bonds, Common Stock, Exchange-Traded Funds, Investment Company Securities, Money Market Instruments, Mortgage- Backed Securities, U.S. Government Agency Securities, U.S. Treasury Obligations, Zero-Coupon Debt Obligations
Credit, Emerging Markets, Foreign Investment, Interest Rate, Issuer Specific, Liquidity, Management, Market, Mortgage Market, Prepayment/Call, Small Cap, Valuation

NON-PRINCIPAL:
ADR/EDR/GDRs, Bankers’ Acceptances, Call and Put Options, Certificates of Deposit, Commercial Paper, Convertible Securities, Derivatives, Foreign Securities, Futures and Related Options, Illiquid Securities, Master Limited Partnerships, Municipal Securities, Preferred Stock, Repurchase Agreements, Reverse Repurchase Agreements, Restricted Securities, Securities Lending, Time Deposits, Variable and Floating Rate Instruments, Warrants, When- Issued Securities
Banking, Credit, Credit Enhancement, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, MidCap, Prepayment/Call, Regulatory, Tax, Valuation, Zero Coupon

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U.S. LARGE CAP EQUITY FUND

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days prior notice to shareholders. The Fund invests at least 80% of its assets in a universe of equity securities of large U.S. companies having an average market capitalization in excess of $10 billion at the time of purchase.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS
PRINCIPAL: Common Stock, Money Market Instruments	Issuer Specific, Management, Market

NON-PRINCIPAL:
ADR/EDR/GDRs, Call and Put Options, Convertible Securities, Derivatives, Exchange-Traded Funds, Foreign Securities, Futures and Related Options, Investment Company Securities, Master Limited Partnerships, Preferred Stock, Warrants, When-Issued Securities
Banking, Credit, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Regulatory, Valuation

OPPORTUNISTIC FUND

Under normal circumstances, the Fund may trade frequently and may invest in a wide range of financial instruments, market sectors and asset classes in the U.S. and other markets. Investments generally include a combination of equities, derivatives and bonds but may include any asset for which there is a liquid market.

INVESTMENTS	RISKS
PRINCIPAL: ADR/EDR/GDRs, Common Stock, Convertible Securities, Money Market Instruments, Exchange-Traded Funds	Credit, Income, Issuer Specific, Leverage, Limited Number of Holdings, Liquidity, Management, Market, MidCap, Portfolio Turnover Small Cap

NON-PRINCIPAL:
Bankers’ Acceptances, Bonds, Call and Put Options, Certificates of Deposit, Commercial Paper, Currencies, Derivatives, Foreign Securities, Futures and Related Options, Illiquid Securities, Inverse ETF, Investment Company Securities, Master Limited Partnerships, Mortgage-Backed Securities, Preferred Stock, Repurchase Agreements, Reverse Repurchase Agreements, Restricted Securities, Securities Lending, Time Deposits, U.S. Government Agency Securities, U.S. Treasury Obligations, Variable and Floating Rate Instruments, Warrants, When-Issued Securities

Banking, Credit Enhancement, Credit, Foreign Investment, High Yield Securities, Interest Rate, Inverse ETF, Issuer Specific, Leverage, Liquidity, Market, Mortgage Market, Prepayment/Call, Regulatory, Valuation

WORLD ENERGY FUND

Under normal circumstances, the Fund invests at least 80% of its assets in a wide range of energy-related financial instruments issued in the U.S. and markets around the world. This policy will not be changed without at least 60 days prior notice to shareholders. Investments generally include a combination of equities, derivatives, bonds, and ETFs.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS

PRINCIPAL:
ADR/EDR/GDRs, Bonds, Commodity Exposure Instruments, Common Stock, Emerging Market Securities, Exchange-Traded Funds, Foreign Securities, Inverse Exchange-Traded Funds, Investment Company Securities, Master Limited Partnerships, Money Market Instruments, U.S. Treasury Obligations, Variable and Floating Rate Instruments

Commodity, Concentration, Credit, Credit Enhancement, Currency, Depository Receipts, Derivative, Emerging Market, Energy Industry, Exchange Traded Fund, Foreign Investment, High Yield Securities, Income, Interest Rate, Inverse ETF, Issuer Specific, Leverage, Limited Number of Holdings, Liquidity, Management, Market, Master Limited Partnership, Regulatory, Short Sale, Small Cap, Valuation

NON-PRINCIPAL:
Asset-Backed Securities, Call and Put Options, Commercial Paper, Commodities, Commodity Futures, Convertible Securities, Currencies, Derivatives, Futures and Related Options, Illiquid Securities, Municipal Securities, Preferred Stock, Private Funds, Repurchase Agreements, Restricted Securities, Time Deposits, Zero Coupon Debt Obligations
Banking, Credit, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Pre-payment/Call, Regulatory, Valuation, Tax, Zero Coupon

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INVESTMENT INSTRUMENTS

Below is a more complete description of the types of securities and investment techniques listed above and the risks inherent in their use.

INSTRUMENT	RISK TYPE

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs):
ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership. EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.
	● Depository Receipts ● Foreign Investment ● Issuer Specific	● Market ● Regulatory

Asset-Backed Securities:
Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
	● Credit ● Interest Rate ● Issuer Specific ● Liquidity ● Market	● Mortgage Market ● Pre-payment ● Regulatory ● Valuation
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.	● Banking ● Credit ● Interest Rate ● Issuer Specific	● Liquidity ● Market ● Regulatory

Bonds:
Interest-bearing or discounted government, municipal, or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.
	● Banking ● Credit ● High Yield Securities ● Interest Rate ● Issuer Specific	● Liquidity ● Market ● Prepayment/Call ● Regulatory

Call and Put Options:
A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Funds may buy options and, if they sell options, will sell only covered call and secured put options.
	● Credit ● Issuer Specific ● Leverage	● Liquidity ● Market ● Regulatory
Certificates of Deposit: Negotiable instruments with a stated maturity.	● Banking ● Credit ● Interest Rate ● Issuer Specific	● Liquidity ● Market ● Regulatory
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities including foreign entities. Maturities generally vary from a few days to nine months.	● Banking ● Credit ● Issuer Specific ● Liquidity	● Interest Rate ● Foreign Investment ● Market ● Regulatory
Commodity Exposure Instruments: Commodity-linked derivative instruments, commodity futures, options on commodity futures contracts and commodity-focused ETFs.	● Commodity ● Credit ● Interest Rate ● Issuer Specific ● Leverage	● Liquidity ● Market ● Regulatory ● Valuation
Common Stock: Shares of ownership of a company.	● Banking ● Issuer Specific ● Liquidity	● Market ● Regulatory ● Small Cap
Convertible Securities: Bonds or preferred stock that convert to common stock.	● Credit ● Interest Rate ● Issuer Specific	● Liquidity ● Market ● Regulatory
Currencies: Obligations of foreign governments.	● Banking ● Credit ● Foreign Investment	● Interest Rate ● Market ● Regulatory

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INSTRUMENT	RISK TYPE
Derivatives: Instruments whose value is derived from the value of an underlying asset, contract, reference rate, index or security, or any combination thereof.	● Credit ● Interest Rate ● Issuer Specific ● Liquidity	● Leverage ● Market ● Regulatory ● Valuation

Exchange-Traded Funds:
Securities that are issued by investment companies and traded on securities exchanges. Each of the Funds, except the U.S. Treasury and the Cash Management Fund, may invest in securities of any registered investment company to the extent permitted by the Fund’s investment strategy and the applicable statutory limits under the 1940 Act. In addition, such Funds’ investment may exceed the statutory limits in reliance on an exemptive order issued by the SEC subject to such investments being consistent with the overall objective and policies of the Fund making such investment.
	● Interest Rate ● Issuer Specific ● Liquidity	● Market ● Regulatory
Foreign Securities: Stocks, bonds, and money market securities issued by foreign companies including obligations of foreign banks, overseas branches of U.S. banks and supranational entities.	● Banking ● Foreign Investment ● Interest Rate ● Issuer Specific	● Liquidity ● Market ● Regulatory

Futures and Related Options:
A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.
	● Credit ● Interest Rate ● Issuer Specific ● Leverage	● Liquidity ● Market ● Regulatory

Illiquid Securities:
Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Fund has valued the securities.
	● Interest Rate ● Issuer Specific ● Liquidity	● Market ● Regulatory ● Valuation
Inverse Exchange Traded Funds: An exchange traded fund that is constructed by using various derivatives for the purpose of profiting from a decline in the value of an underlying benchmark.	● Interest Rate ● Inverse ETF ● Issuer Specific	● Liquidity ● Market

Investment Company Securities:
Each of the Funds may invest in securities of any registered investment company to the extent permitted by the Fund’s investment strategy and the applicable statutory limits under the 1940 Act and rules, regulations and exemptive orders issued by the SEC thereunder.
	● Issuer Specific ● Market	● Regulatory

Loan Participation Interests:
Loan participation interests are interests in bank loans made to corporations. In these arrangements the bank transfers the cash stream of the underlying bank loan to the participating investor.
	● Credit ● Interest Rate ● Issuer Specific	● Liquidity ● Market ● Regulatory

Master Limited Partnerships (MLPs):
MLPs are partnerships that are publicly traded on a securities exchange. Typical limited partnerships are in real estate, oil and gas and equipment leasing, and they also finance movies, research and development, and other projects.
	● Issuer Specific ● Market ● Master Limited Partnership	● Regulatory

Money Market Instruments:
U.S. dollar-denominated debt securities that have remaining maturities of 397 days or less. These securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
	● Banking ● Credit ● Interest Rate ● Issuer Specific	● Liquidity ● Market ● Regulatory
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.	● Banking ● Credit ● Interest Rate ● Issuer Specific ● Liquidity	● Market ● Mortgage Market ● Regulatory ● Pre-payment ● Valuation

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INSTRUMENT	RISK TYPE
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes.	● Banking ● Credit ● Interest Rate ● Issuer Specific ● Liquidity	● Market ● Prepayment/Call ● Regulatory ● Tax

Preferred Stock:
Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.
	● Issuer Specific ● Market	● Regulatory

Repurchase Agreements:
The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.
	● Banking ● Credit ● Interest Rate ● Issuer Specific	● Liquidity ● Market ● Regulatory
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	● Banking ● Credit ● Interest Rate ● Issuer Specific	● Leverage ● Liquidity ● Market ● Regulatory
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	● Interest Rate ● Issuer Specific ● Liquidity	● Market ● Regulatory
Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return the Fund will receive cash, other securities, or letters of credit.	● Credit ● Issuer Specific ● Leverage	● Liquidity ● Market ● Regulatory
Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	● Banking ● Credit ● Interest Rate ● Issuer Specific	● Liquidity ● Market ● Regulatory
Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of accrual of Treasury securities.	● Interest Rate ● Issuer Specific	● Market ● Regulatory

U.S. Government Agency Securities:
Securities issued by agencies and instrumentalities of the U.S. government, but not guaranteed or insured by the U.S. government. These include Fannie Mae and Freddie Mac.
	● Credit ● Interest Rate ● Issuer Specific ● Liquidity	● Market ● Prepayment/Call ● Regulatory
U.S. Treasury Obligations: Bills, notes and bonds that are direct obligations of the U.S. government.	● Interest Rate ● Issuer Specific	● Market ● Regulatory
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	● Banking ● Credit ● Interest Rate ● Issuer Specific	● Liquidity ● Market ● Regulatory ● Credit Enhancement
Warrants: Securities, typically issued with preferred stock or bonds that give the holder the right to buy a proportionate amount of common stock at a specified price.	● Credit ● Interest Rate ● Issuer Specific	● Liquidity ● Market ● Regulatory
When-Issued Securities: Contract to purchase securities at a fixed price for delivery at a future date.	● Credit ● Interest Rate ● Issuer Specific	● Liquidity ● Market ● Regulatory

Zero-Coupon Debt Obligations:
Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.
	● Credit ● Interest Rate ● Issuer Specific	● Market ● Regulatory ● Zero Coupon

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Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Principal Investment Risks.” Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

●	Banking Risk — To the extent that a Fund invests in securities issued by U.S. Banks, foreign banks or U.S. branches of foreign banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

●	Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

●	Commodity Risk — Investments in commodity futures may be more volatile then the price of the underlying commodity. The Fund’s exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

●	Concentration Risk — A concentrated portfolio may add a measure of volatility to performance, as major fluctuations in any one holding will likely affect the fund more than a fund with greater diversification.

●	Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. Credit risk includes the risk that performance may be affected by political and economic factors at the state, regional or national level, including budgetary problems and declining tax bases.

With respect to government sponsored entities such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, though the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligations of the U.S. Treasury or obligations guaranteed by the U.S. government. In the event that those government sponsored entities cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury and obligations guaranteed by the U.S. government generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

●
Credit Enhancement Risk — Credit enhancement risk involves the possibility that a “credit enhancer,” such as a letter of credit, declines in quality and therefore leads to a decrease in the value of the Fund’s investments.

●	Currency Risk — The potential risk of loss from unfavorable changes in the exchange rates between the U.S. dollar and foreign currencies. Funds that invest directly in foreign currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

●	Depositary Receipts Risk — There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

●	Derivative Risk — The risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

●	Emerging Market Risk — The risk of investing in emerging market securities, primarily increased foreign (non - U.S.) investment risk.

●
Energy Industry Risk — Investment risks associated with investing in energy securities include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental regulation, changes in environmental regulation, energy conservation, demand for energy resources, fluctuations in energy prices, exploration and production spending, technological developments, depletion of resources, import controls, weather, world events and economic conditions.

●
Exchange Traded Fund (ETF) Risk — The ETFs in which the Funds invest are subject to the risks applicable to the types of securities and investments used by the ETFs. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The use of leverage in an ETF can magnify any price movements, resulting in high volatility. Due to daily rebalancing, leverage, and liquidity, inverse ETFs may perform worse than the invers movement of the underlying referenced financial asset, index or commodity’s return.

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●
Foreign Investment Risk — The risk associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.

●	High Yield Securities Risk — Fixed income securities rated below investment grade and unrated securities of similar credit quality (commonly referred to as “junk bonds” or high yield securities) are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investments in such securities involves substantial risk. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. The value of high yield securities tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield securities and the junk bond markets generally, particularly in times of market stress.

●	Income Risk — Income risk involves the possibility that a Fund’s yield will decrease due to a decline in interest rates.

●	Interest Rate Risk — The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values of interest bearing securities, while a fall in rates typically causes a rise in values of such securities. Interest rate risk should be modest for shorter term securities, moderate for intermediate-term securities, and high for longer-term securities. If a portfolio has a three year average maturity, then a 1% increase in interest rates would cause an estimated 3% decline in asset value of the portfolio. In addition, certain securities such as mortgage-backed obligations are subject to optional and mandatory redemption and therefore subject to risk regarding the interest rates at which redemption proceeds may be reinvested.

●	Inverse ETF Risk — An inverse ETF seeks to provide returns that are the opposite of the underlying referenced financial asset, index, or commodity’s returns. Due to daily rebalancing, leverage, and liquidity, inverse ETFs may perform worse that the inverse movement of the underlying reference financial asset, index, or commodity’s returns.

●	Issuer Specific Risk — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

●	Leverage Risk — The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

●	Limited Number of Holdings Risk — As a large percentage of a Fund’s assets may be invested in a limited number of securities, each investment has a greater effect on a Fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.

●	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by a Fund’s portfolio managers will produce the desired results.

●	Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

●	Master Limited Partnership Risk — The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

●	Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

●	Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to reduced demand for mortgage loans and limited liquidity in the secondary market for some mortgage-related securities.

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●	Portfolio Turnover Risk — A Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from a Fund’s performance.

●	Prepayment/Call Risk — The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of certain types of securities (e.g., asset-backed securities, mortgage-backed securities and collateralized mortgage obligations) will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. Changes in prepayment/call rates can result in greater price and yield volatility.

Prepayments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

●	Regulatory Risk — The risk that a change in laws or regulations will materially affect a security, business, sector or market. A change in laws or regulations made by the government or a regulatory body can increase the costs of operating a business, reduce the attractiveness of investment and/or change the competitive landscape. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

●	Short Sale Risk — Short sales expose the Fund to the risk that it will be required to cover its short position at a disadvantageous price. Selling securities short can represent a form of leverage, which may increase the volatility of returns and exaggerate losses.

●	Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

●	Tax Risk — The risk that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. There is also a risk that the use of investment practices that seek to minimize tax consequences will lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

●	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

●	Zero Coupon Risk — The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

See the Funds’ Statement of Additional Information for more information concerning Investment Practices and Risks.

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Investment Management

Investment Adviser

Investment management services are provided to each of the Funds by Cavanal Hill® Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), pursuant to an Investment Advisory Agreement. The Adviser is a wholly-owned subsidiary of BOKF, NA (“BOK”). It began serving as investment adviser to the Funds on May 12, 2001. The Adviser, subject to the general supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. Cavanal Hill Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2014, Cavanal Hill Investment Management had approximately $6.3 billion in assets under management.

BOK is a subsidiary of BOK Financial Corporation (“BOK Financial”). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2014, BOK Financial and its subsidiaries had approximately $59.1 billion in assets under management or in custody.

Each Fund pays Cavanal Hill Investment Management fees in return for providing investment management services. The aggregate Management Fees paid to the Adviser, after contractual and voluntary fee reductions, by the Funds for the fiscal year ended August 31, 2014, were as follows:

% OF AVERAGE
FUND	NET ASSETS
Bond Funds
● Short-Term Income Fund	0.15%
● Intermediate Bond Fund	0.20%
● Bond Fund	0.20%
● Intermediate Tax-Free Bond Fund	0.20%
Equity Funds
● Balanced Fund	0.35%
● U.S. Large Cap Equity Fund	0.40%
● Opportunistic Fund	1.04%
● World Energy Fund	0.60%
Money Market Funds
● U.S. Treasury Fund	0.00%
● Cash Management Fund	0.00%
● Tax-Free Money Market Fund	0.00%
A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement with Cavanal Hill Investment Management is available in the Funds’ annual report to shareholders for the period ended August 31, 2014.

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The persons jointly and primarily responsible for the day-to-day management of each Bond and Equity Fund, as well as their previous business experience, are as follows:

		Portfolio
		Manager of this
Fund	Portfolio Manager(s)	Fund Since	Recent Professional Experience
Short-Term Income Fund	Michael P. Maurer	2003
Since 2003, Mr. Maurer has been a fixed income fund manager at Cavanal Hill Investment Management. Before joining the Adviser, Mr. Maurer was a corporate bond/high yield trader at A.G. Edwards & Sons, Inc., in St. Louis, MO from August 1993 to October 2002. He also performed as a market analyst/debt strategist for A.G. Edwards.

	Russell Knox	2003
Since 2005, Mr. Knox has been a fixed income fund manager at Cavanal Hill Investment Management. Before joining the Adviser, Mr. Knox was a graduate assistant in Oklahoma State University’s finance department. Mr. Knox also interned with Citigroup Global Markets’ Yield Book desk.

	J. Brian Henderson	1994
Mr. Henderson serves as Cavanal Hill Investment Management President and has been a portfolio manager with the fixed income team since 1993. He has worked in the investment management industry since 1989 and holds the Chartered Financial Analyst designation.

Intermediate Bond	Michael P. Maurer	2003	See above.
Fund

	Russell Knox	2013	See above.

	J. Brian Henderson	1993	See above.
Bond Fund	Michael P. Maurer	2003	See above.

	Russell Knox	2013	See above.

	J. Brian Henderson	1993	See above.
Intermediate	J. Brian Henderson	2001	See above.
Tax-Free Bond Fund

	Richard A. Williams	2005
Since 2005, Mr. Williams has been Vice President and a tax-free fund manager for Cavanal Hill Investment Management. Before joining the Adviser, Mr. Williams was a senior portfolio manager for AMR Investments from August 2000 to March 2005. He began his career on the money market trading desk at Fidelity Investments in Dallas, Texas and has also worked for Koch Industries and Automatic Data Processing.

Balanced Fund	J. Brian Henderson	2005	See above.

	Michael P. Maurer	2005	See above.

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		Portfolio
		Manager of this
Fund	Portfolio Manager(s)	Fund Since	Recent Professional Experience
U.S. Large Cap Equity Fund	Matthew C. Stephani	2006
Since 2006, Mr. Stephani has been Vice President and a Portfolio Manager and member of the Fundamental Equity Management team at Cavanal Hill Investment Management. Before joining the Adviser, Mr. Stephani was a Senior Vice President and a Portfolio Manager at Great Companies, LLC from June 2001 to June 2006.

	Michael C. Schloss	2014
Since 2000, Mr. Schloss has been an equity fund manager at Cavanal Hill Investment Management. Before joining the Adviser, Mr. Schloss was an investor relations analyst for The Williams Companies. He began his career as a financial consultant with Merrill Lynch in 1992. He also worked as an equity analyst for PRP Performa AG in Vaduz, Liechtenstein in 1998.

Opportunistic Fund	Matthew C. Stephani	2012	See above.

	Thomas J. Mitchell	2014
Mr. Mitchell has been a Vice President and Equity Portfolio Manager at Cavanal Hill Investment Management since 2014. Before joining the Adviser, Mr. Mitchell wa a Portfolio Manager and Senior Investment Analyst at Federated Investors, Inc. from January 1992 to January 2013. He holds the Chartered Financial Analyst designation.

World Energy Fund	Matthew C. Stephani	2014
Mr. Stephani is a Senior Vice President and a Portfolio Manager and member of the Fundamental Equity Management team at Cavanal Hill Investment Management. Before joining the Adviser in 2006, Mr. Stephani was a Senior Vice President and a Portfolio Manager at Great Companies, LLC from June 2001 to June 2006.

	Michael P. Maurer	2014
Since 2003, Mr. Maurer has been a fixed income fund manager at Cavanal Hill Investment Management. Before joining the Adviser, Mr. Maurer was a corporate bond/high yield trader at A.G. Edwards & Sons, Inc., in St. Louis, MO from August 1993 to October 2002. He also performed as a market analyst/debt strategist for A.G. Edwards

	Thomas W. Verdel	2014	Mr. Verdel is a Senior Vice President and a Portfolio Manager at Cavanal Hill Investment Management which he joined in 2005.

	J. Brian Henderson	2014	Mr. Henderson serves as Cavanal Hill Investment Management President and has been a portfolio manager with the fixed income team since 1993. He has worked in the investment management industry since 1989 and holds the Chartered Financial Analyst designation.

Each Bond and Equity Fund is managed by a portfolio management team. Each member of a particular portfolio management team has authority over all aspects of the relevant Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, developing the Fund’s investment strategy, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. Additional information regarding each Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of shares in Funds for which they are Portfolio Managers is available in the Statement of Additional Information.

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Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five years or, if shorter, the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for each of the periods in the five year period ended August 31, 2014 has been derived from information audited by KPMG LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

How to Read the Financial Highlights Table

This explanation uses the Investor Shares of the Short-Term Income Fund as an example. The Fund began fiscal 2014 with a net asset value (price) of $9.51 per share. During the year, the Fund earned $0.21 per share from investment activities (net investment income and realized/ unrealized gains/losses on investment transactions).

Shareholders received $0.10 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The earnings $0.21 per share minus the distributions $0.10 per share resulted in a share price of $9.62 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 2.21% for the year.

As of August 31, 2014, the Fund had $41.940 million in net assets. For the year, its expense ratio after fee waivers was 0.67% $(6.70 per $1,000 net assets); and its net investment income amounted to 0.79% of its average net assets.

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Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:		Less Dividends From:
					Distributions
	Net Asset	Net		Dividends	from Net
	Value,	Investment	Total from	from Net	Realized	Total
	Beginning of	Income	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	Activities	Income	Investments	Distributions
U.S. Treasury Fund
Administrative Shares
Year Ended August 31, 2014	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Service Shares
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Institutional Shares
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)

Cash Management Fund
Administrative Shares
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Institutional Shares
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.002	0.002	(0.002)	—	(0.002)
Premier Shares
Year Ended August 31, 2014	1.000	—	—	—	—	—
September 17, 2012(f) through August 31, 2013	1.000	—	—	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Administrative, Service and Institutional Shares of the U.S. Treasury Fund would have been 0.01%, 0.01%, 0.01%, and 0.05%, 0.05%, 0.05%, respectively.

(e)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for the Administrative and Institutional Shares of the Cash Management Fund would have been 0.01%, 0.12% and 0.02%, 0.13%, respectively.

(f)	Commencement of operations.

Amounts designated as “-” are $0 or have been rounded to $0.

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Cavanal Hill Funds

					Ratios/Supplemental Data: (b)

				Ratio of Net	Ratio of Net
Net Asset				Expenses to	Investment Income		Ratio of Gross
Value, End	Total		Net Assets End	Average Net	(Loss) to Average		Expenses to Average
of Period	Return (a)		of Period (000s)	Assets	Net Assets		Net Assets (c)

$1.000	0.00%		$941,223	0.07%	0.00%		0.86%
1.000	0.01%		822,664	0.11%	0.01%		0.86%
1.000	0.01%		788,180	0.09%	0.01%		0.86%
1.000	0.01%		825,388	0.15%	0.01%		0.87%
1.000	0.13	%(d)	526,943	0.20%	0.09	%(d)	0.85%

1.000	0.00%		49,967	0.07%	0.00%		0.86%
1.000	0.01%		39,921	0.10%	0.01%		0.86%
1.000	0.01%		40,533	0.09%	0.01%		0.86%
1.000	0.01%		33,292	0.16%	0.01%		0.87%
1.000	0.13	%(d)	40,385	0.20%	0.08	%(d)	0.86%

1.000	0.00%		138,842	0.07%	0.00%		0.61%
1.000	0.01%		185,370	0.10%	0.01%		0.61%
1.000	0.01%		148,421	0.09%	0.01%		0.61%
1.000	0.01%		178,898	0.16%	0.01%		0.62%
1.000	0.14	%(d)	200,536	0.20%	0.09	%(d)	0.61%

1.000	0.01%		722,168	0.10%	0.01%		0.86%
1.000	0.01%		613,298	0.12%	0.01%		0.86%
1.000	0.01%		466,990	0.12%	0.01%		0.86%
1.000	0.01%		436,984	0.24%	0.01%		0.87%
1.000	0.11	%(e)	462,414	0.39%	0.08	%(e)	0.86%

1.000	0.01%		473,727	0.10%	0.01%		0.61%
1.000	0.01%		570,786	0.12%	0.01%		0.61%
1.000	0.01%		461,016	0.12%	0.01%		0.61%
1.000	0.02%		424,264	0.23%	0.02%		0.62%
1.000	0.22	%(e)	446,334	0.27%	0.20	%(e)	0.61%

1.000	0.01%		196	0.10%	0.01%		1.11%
1.000	0.02%		219	0.10%	0.01%		1.11%

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Cavanal Hill Funds
Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:		Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Tax-Free Money Market Fund
Administrative Shares
Year Ended August 31, 2014	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	—	—	—	—	—
Institutional Shares
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Select Shares
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Premier Shares
Year Ended August 31, 2014	1.000	—	—	—	—	—
September 17, 2012(d) through August 31, 2013	1.000	—	—	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

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Cavanal Hill Funds

			Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (c)

$1.000	0.00%	$1,932	0.07%	0.00%	0.87%
1.000	0.01%	3,639	0.14%	0.01%	0.87%
1.000	0.01%	9,441	0.17%	0.01%	0.86%
1.000	0.01%	6,303	0.26%	0.05%	0.94%
1.000	0.01%	17,051	0.27%	0.07%	0.89%

1.000	0.00%	15,007	0.07%	0.00%	0.62%
1.000	0.01%	28,518	0.12%	0.01%	0.62%
1.000	0.01%	10,843	0.17%	0.02%	0.61%
1.000	0.03%	19,734	0.24%	0.07%	0.68%
1.000	0.06%	39,568	0.25%	0.09%	0.65%

1.000	0.00%	222,576	0.07%	0.00%	0.62%
1.000	0.01%	286,119	0.13%	0.01%	0.62%
1.000	0.03%	416,443	0.15%	0.04%	0.61%
1.000	0.09%	325,261	0.18%	0.13%	0.68%
1.000	0.14%	364,453	0.15%	0.18%	0.65%

1.000	0.00%	10	0.07%	0.00%	1.12%
1.000	0.03%	10	0.11%	0.01%	1.12%

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Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Less Dividends From:
			Net Realized
			and			Distributions
		Net	Unrealized		Dividends	from Net
	Net Asset Value,	Investment	Gains	Total from	from Net	Realized	Total
	Beginning of	(Loss)	(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	Income	Investments	Activities	Income	Investments	Distributions
Intermediate Tax-Free Bond Fund
Investor Shares
Year Ended August 31, 2014	$11.04	$0.31	$0.33	$0.64	$(0.31)	$(0.02)	$(0.33)
Year Ended August 31, 2013	11.67	0.29	(0.62)	(0.33)	(0.30)	—	(0.30)
Year Ended August 31, 2012	11.38	0.29 (e)	0.34	0.63	(0.28)	(0.06)	(0.34)
Year Ended August 31, 2011	11.48	0.33	(0.10)	0.23	(0.33)	—	(0.33)
Year Ended August 31, 2010	10.96	0.32	0.53	0.85	(0.32)	(0.01)	(0.33)
Institutional Shares
Year Ended August 31, 2014	11.05	0.33	0.34	0.67	(0.34)	(0.02)	(0.36)
Year Ended August 31, 2013	11.68	0.33	(0.63)	(0.30)	(0.33)	—	(0.33)
Year Ended August 31, 2012	11.39	0.32 (e)	0.34	0.66	(0.31)	(0.06)	(0.37)
Year Ended August 31, 2011	11.49	0.35	(0.10)	0.25	(0.35)	—	(0.35)
Year Ended August 31, 2010	10.97	0.35	0.53	0.88	(0.35)	(0.01)	(0.36)
A Shares
Year Ended August 31, 2014	11.05	0.31	0.33	0.64	(0.31)	(0.02)	(0.33)
Year Ended August 31, 2013	11.67	0.39	(0.65)	(0.26)	(0.36)	—	(0.36)
Year Ended August 31, 2012	11.39	0.29 (e)	0.34	0.63	(0.29)	(0.06)	(0.35)
May 2, 2011(g) through August 31, 2011	11.07	0.11	0.32	0.43	(0.11)	—	(0.11)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 2.87%, 3.14% and 7.83%, 8.11%, respectively for Intermediate Tax-Free Bond Fund.

(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

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Cavanal Hill Funds

				Ratios/Supplemental Data:(b)
					Ratio of Net
					Investment		Ratio of
				Ratio of Net	Income		Gross
Net Asset	Total Return		Net Assets	Expenses to	(Loss) to		Expenses to
Value, End	(Excludes Sales		End of	Average Net	Average Net		Average Net	Portfolio
of Period	Charge)(a)		Period (000s)	Assets	Assets		Assets(c)	Turnover(d)

$11.35	5.85%		$1,907	0.74%	2.72%		1.43%	0%
11.04	(2.92)%		2,262	0.73%	2.57%		1.43%	7%
11.67	5.66%		2,503	0.73%	2.48%		1.42%	8%
11.38	2.14%		2,897	0.85%	2.94%		1.54%	11%
11.48	7.92	%(f)	3,250	0.78%	2.96	%(f)	1.46%	12%

11.36	6.12%		32,816	0.48%	2.98%		1.18%	0%
11.05	(2.66)%		31,112	0.48%	2.82%		1.18%	7%
11.68	5.94%		41,529	0.48%	2.74%		1.17%	8%
11.39	2.38%		37,464	0.50%	3.19%		1.20%	11%
11.49	8.20	%(f)	34,484	0.51%	3.23	%(f)	1.21%	12%

11.36	5.85%		1,323	0.73%	2.72%		1.28%	0%
11.05	(2.33)%		1,491	0.73%	2.57%		1.28%	7%
11.67	5.66%		38	0.73%	2.48%		1.27%	8%
11.39	3.90%		10	0.75%	2.94%		1.32%	11%

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Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:			Less Dividends From:
			Net Realized
			and			Distributions
		Net	Unrealized		Dividends	from Net
	Net Asset Value,	Investment	Gains	Total from	from Net	Realized	Total
	Beginning of	Income	(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	Investments	Activities	Income	Investments	Distributions
Short-Term Income Fund
Investor Shares
Year Ended August 31, 2014	$9.51	$0.07	$0.14	$0.21	$(0.10)	$—	$(0.10)
Year Ended August 31, 2013	9.53	0.12 (g)	(0.01)	0.11	(0.13)	—	(0.13)
Year Ended August 31, 2012	9.42	0.19	0.15	0.34	(0.23)	—	(0.23)
Year Ended August 31, 2011	9.27	0.25	0.16	0.41	(0.26)	—	(0.26)
Year Ended August 31, 2010	8.61	0.42	0.63	1.05	(0.39)	—	(0.39)
Institutional Shares
Year Ended August 31, 2014	9.51	0.10	0.12	0.22	(0.12)	—	(0.12)
Year Ended August 31, 2013	9.53	0.14 (g)	(0.01)	0.13	(0.15)	—	(0.15)
Year Ended August 31, 2012	9.42	0.21	0.16	0.37	(0.26)	—	(0.26)
Year Ended August 31, 2011	9.27	0.28	0.16	0.44	(0.29)	—	(0.29)
Year Ended August 31, 2010	8.61	0.46	0.62	1.08	(0.42)	—	(0.42)
A Shares
Year Ended August 31, 2014	9.51	0.08	0.13	0.21	(0.10)	—	(0.10)
Year Ended August 31, 2013	9.53	0.11 (g)	0.01	0.12	(0.14)	—	(0.14)
Year Ended August 31, 2012	9.42	0.18	0.16	0.34	(0.23)	—	(0.23)
May 2, 2011(f) through August 31, 2011	9.40	0.07	0.03	0.10	(0.08)	—	(0.08)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 4.66%, 4.94% and 12.26%, 12.58%, respectively for Short-Term Income Fund.

(f)	Commencement of operations.
(g)	Calculated using average shares.

Amounts designated as “-” are $0 or have been rounded to $0.

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Cavanal Hill Funds

				Ratios/Supplemental Data: (b)
					Ratio of Net
					Investment		Ratio of
				Ratio of Net	Income		Gross
Net Asset	Total Return		Net Assets	Expenses to	(Loss) to		Expenses to
Value, End	(Excludes Sales		End of	Average Net	Average Net		Average Net	Portfolio
of Period	Charge)(a)		Period (000s)	Assets	Assets		Assets (c)	Turnover (d)

$9.62	2.21%		$41,940	0.67%	0.79%		1.41%	48%
9.51	1.15%		40,195	0.66%	1.29%		1.41%	45%
9.53	3.68%		41,539	0.67%	1.88%		1.42%	62%
9.42	4.48%		27,135	0.73%	2.70%		1.47%	36%
9.27	12.47	%(e)	25,733	0.78%	4.86	%(e)	1.47%	46%

9.61	2.36%		118,684	0.41%	1.01%		1.16%	48%
9.51	1.41%		99,361	0.41%	1.49%		1.16%	45%
9.53	3.94%		80,073	0.42%	2.15%		1.17%	62%
9.42	4.75%		67,116	0.47%	2.90%		1.22%	36%
9.27	12.79	%(e)	45,921	0.47%	5.17	%(e)	1.22%	46%

9.62	2.22%		7,970	0.66%	0.68%		1.26%	48%
9.51	1.25%		2,929	0.66%	1.14%		1.26%	45%
9.53	3.69%		10	0.67%	1.90%		1.27%	62%
9.42	1.04%		10	0.71%	2.11%		1.32%	36%

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Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
				Net Realized
				and			Distributions
		Net		Unrealized		Dividends	from Net
	Net Asset Value,	Investment		Gains	Total from	from Net	Realized	Total
	Beginning of	Income		(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	(Loss)		Investments	Activities	Income	Investments	Distributions
Intermediate Bond Fund
Investor Shares
Year Ended August 31, 2014	$10.22	$0.09		$0.36	$0.45	$(0.13)	$—	$(0.13)
Year Ended August 31, 2013	9.94	0.16		0.33	0.49	(0.21)	—	(0.21)
Year Ended August 31, 2012	9.69	0.25	(e)	0.32	0.57	(0.32)	—	(0.32)
Year Ended August 31, 2011	9.36	0.44		0.27	0.71	(0.38)	—	(0.38)
Year Ended August 31, 2010	8.45	0.55	(e)	0.85	1.40	(0.49)	—	(0.49)
Institutional Shares
Year Ended August 31, 2014	10.23	0.11		0.37	0.48	(0.16)	—	(0.16)
Year Ended August 31, 2013	9.95	0.20		0.32	0.52	(0.24)	—	(0.24)
Year Ended August 31, 2012	9.70	0.28	(e)	0.32	0.60	(0.35)	—	(0.35)
Year Ended August 31, 2011	9.38	0.47		0.26	0.73	(0.41)	—	(0.41)
Year Ended August 31, 2010	8.46	0.57	(e)	0.86	1.43	(0.51)	—	(0.51)
A Shares
Year Ended August 31, 2014	10.22	0.09		0.37	0.46	(0.14)	—	(0.14)
Year Ended August 31, 2013	9.94	0.18		0.32	0.50	(0.22)	—	(0.22)
Year Ended August 31, 2012	9.70	0.26	(e)	0.30	0.56	(0.32)	—	(0.32)
May 2, 2011(g) through August 31, 2011	9.62	0.13		0.06	0.19	(0.11)	—	(0.11)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 5.70%, 5.96% and 16.59%, 17.00%, respectively for Intermediate Bond Fund.

(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

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Cavanal Hill Funds

				Ratios/Supplemental Data: (b)
					Ratio of Net		Ratio of
	Total Return			Ratio of Net	Investment		Gross
Net Asset	(Excludes		Net Assets	Expenses to	Income (Loss)		Expenses to
Value, End	Sales		End of	Average Net	to Average Net		Average Net	Portfolio
of Period	Charge)(a)		Period (000s)	Assets	Assets		Assets (c)	Turnover (d)

$10.54	4.47%		$19,477	0.92%	0.76%		1.61%	70%
10.22	4.94%		18,712	0.90%	1.57%		1.59%	26%
9.94	6.02%		12,131	0.89%	2.54%		1.58%	34%
9.69	7.72%		13,166	0.89%	4.65%		1.59%	28%
9.36	17.08	%(f)	12,554	0.85%	6.17	%(f)	1.54%	22%

10.55	4.74%		20,608	0.66%	1.00%		1.36%	70%
10.23	5.21%		13,746	0.65%	1.97%		1.34%	26%
9.95	6.30%		11,136	0.64%	2.88%		1.33%	34%
9.70	7.88%		10,370	0.64%	4.91%		1.34%	28%
9.38	17.48	%(f)	9,165	0.58%	6.37	%(f)	1.28%	22%

10.54	4.49%		3,181	0.91%	0.77%		1.46%	70%
10.22	5.00%		113	0.90%	1.72%		1.44%	26%
9.94	5.92%		11	0.89%	2.66%		1.43%	34%
9.70	1.99%		10	0.91%	4.07%		1.48%	28%

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Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:			Less Dividends From:
			Net Realized
			and			Distributions
		Net	Unrealized		Dividends	from Net
	Net Asset Value,	Investment	Gains	Total from	from Net	Realized	Total
	Beginning of	Income	(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	Investments	Activities	Income	Investments	Distributions
Bond Fund
Investor Shares
Year Ended August 31, 2014	$9.32	$0.16	$0.26	$0.42	$ (0.17)	$—	$ (0.17)
Year Ended August 31, 2013	9.52	0.20 (g)	(0.16)	0.04	(0.24)	—	(0.24)
Year Ended August 31, 2012	9.26	0.28	0.32	0.60	(0.32)	(0.02)	(0.34)
Year Ended August 31, 2011	8.95	0.37	0.28	0.65	(0.34)	—	(0.34)
Year Ended August 31, 2010	8.18	0.50	0.74	1.24	(0.47)	—	(0.47)
Institutional Shares
Year Ended August 31, 2014	9.32	0.19	0.26	0.45	(0.20)	—	(0.20)
Year Ended August 31, 2013	9.51	0.22 (g)	(0.14)	0.08	(0.27)	—	(0.27)
Year Ended August 31, 2012	9.25	0.31	0.32	0.63	(0.35)	(0.02)	(0.37)
Year Ended August 31, 2011	8.95	0.40	0.27	0.67	(0.37)	—	(0.37)
Year Ended August 31, 2010	8.18	0.51	0.75	1.26	(0.49)	—	(0.49)
A Shares
Year Ended August 31, 2014	9.33	0.16	0.26	0.42	(0.17)	—	(0.17)
Year Ended August 31, 2013	9.52	0.18 (g)	(0.12)	0.06	(0.25)	—	(0.25)
Year Ended August 31, 2012	9.26	0.28	0.32	0.60	(0.32)	(0.02)	(0.34)
May 2, 2011(f) through August 31, 2011	9.07	0.12	0.18	0.30	(0.11)	—	(0.11)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Instititutional Shares would have been 5.64%, 5.81% and 15.35%, 15.64%, respectively for Bond Fund.

(f)	Commencement of operations.
(g)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

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Cavanal Hill Funds

				Ratios/Supplemental Data: (b)
					Ratio of Net		Ratio of
	Total Return			Ratio of Net	Investment		Gross
Net Asset	(Excludes		Net Assets	Expenses to	Income (Loss)		Expenses to
Value, End	Sales		End of	Average Net	to Average Net		Average Net	Portfolio
of Period	Charge)(a)		Period (000s)	Assets	Assets		Assets (c)	Turnover (d)

$9.57	4.58%		$6,988	0.78%	1.70%		1.48%	60%
9.32	0.44%		10,106	0.77%	2.12%		1.47%	34%
9.52	6.60%		12,283	0.76%	3.02%		1.46%	34%
9.26	7.47%		10,592	0.82%	4.17%		1.51%	36%
8.95	15.56	%(e)	8,316	0.83%	5.82	%(e)	1.53%	35%

9.57	4.84%		65,616	0.53%	1.93%		1.23%	60%
9.32	0.80%		38,124	0.52%	2.32%		1.22%	34%
9.51	6.87%		36,248	0.51%	3.28%		1.21%	34%
9.25	7.62%		30,796	0.56%	4.42%		1.26%	36%
8.95	15.85	%(e)	24,885	0.55%	6.04	%(e)	1.25%	35%

9.58	4.58%		505	0.78%	1.62%		1.33%	60%
9.33	0.65%		63	0.77%	1.92%		1.32%	34%
9.52	6.61%		11	0.76%	3.02%		1.31%	34%
9.26	3.29%		10	0.81%	3.77%		1.38%	36%

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Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
							Distributions
		Net		Net Realized		Dividends	from Net
	Net Asset Value,	Investment		and Unrealized	Total from	from Net	Realized	Total
	Beginning of	Income		Gains (Losses)	Investment	Investment	Gains from	Dividends and
	Period	(Loss)		on Investments	Activities	Income	Investments	Distributions
Balanced Fund
Investor Shares
Year Ended August 31, 2014	$13.45	$0.22		$1.65	$1.87	$(0.22)	$(0.81)	$(1.03)
Year Ended August 31, 2013	12.84	0.25	(e)	0.84	1.09	(0.25)	(0.23)	(0.48)
Year Ended August 31, 2012	11.96	0.28	(e)	0.88	1.16	(0.28)	—	(0.28)
Year Ended August 31, 2011	10.88	0.28		1.08	1.36	(0.28)	—	(0.28)
Year Ended August 31, 2010	10.30	0.29		0.60	0.89	(0.31)	—	(0.31)
Institutional Shares
Year Ended August 31, 2014	13.49	0.25		1.65	1.90	(0.25)	(0.81)	(1.06)
Year Ended August 31, 2013	12.87	0.29	(e)	0.85	1.14	(0.29)	(0.23)	(0.52)
Year Ended August 31, 2012	11.99	0.31	(e)	0.88	1.19	(0.31)	—	(0.31)
Year Ended August 31, 2011	10.91	0.31		1.08	1.39	(0.31)	—	(0.31)
Year Ended August 31, 2010	10.32	0.32		0.60	0.92	(0.33)	—	(0.33)
A Shares
Year Ended August 31, 2014	13.43	0.22		1.65	1.87	(0.22)	(0.81)	(1.03)
Year Ended August 31, 2013	12.83	0.23	(e)	0.86	1.09	(0.26)	(0.23)	(0.49)
Year Ended August 31, 2012	11.96	0.28	(e)	0.87	1.15	(0.28)	—	(0.28)
May 2, 2011(g) through August 31, 2011	12.67	0.10		(0.73)	(0.63)	(0.08)	—	(0.08)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 2.55%, 2.80% and 8.59%, 8.89%, respectively for Balanced Fund.

(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

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Cavanal Hill Funds

				Ratios/Supplemental Data: (b)
	Total				Ratio of Net
	Return			Ratio of Net	Investment		Ratio of Gross
Net Asset	(Excludes		Net Assets	Expenses to	Income (Loss)		Expenses to
Value, End	Sales		End of Period	Average Net	to Average		Average Net	Portfolio
of Period	Charge)(a)		(000s)	Assets	Net Assets		Assets (c)	Turnover (d)

$14.29	14.40%		$12,019	0.93%	1.52%		1.67%	62%
13.45	8.76%		14,352	0.90%	1.92%		1.63%	74%
12.84	9.78%		13,687	0.88%	2.24%		1.62%	64%
11.96	12.49%		16,451	0.89%	2.27%		1.63%	86%
10.88	8.70	%(f)	16,473	0.90%	2.66	%(f)	1.64%	81%

14.33	14.65%		56,056	0.68%	1.78%		1.42%	62%
13.49	9.09%		52,277	0.65%	2.17%		1.38%	74%
12.87	10.04%		50,960	0.63%	2.52%		1.37%	64%
11.99	12.73%		45,113	0.64%	2.52%		1.38%	86%
10.91	9.00	%(f)	41,545	0.65%	2.91	%(f)	1.39%	81%

14.27	14.42%		243	0.93%	1.50%		1.52%	62%
13.43	8.73%		292	0.90%	1.72%		1.48%	74%
12.83	9.80%		10	0.88%	2.25%		1.47%	64%
11.96	5.10%		9	0.86%	2.38%		1.49%	86%

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Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Less Dividends From:
						Distributions
		Net	Net Realized		Dividends	from Net
	Net Asset Value,	Investment	and Unrealized	Total from	from Net	Realized	Total
	Beginning of	Income	Gains (Losses)	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	on Investments	Activities	Income	Investments	Distributions
U.S. Large Cap Equity Fund
Investor Shares
Year Ended August 31, 2014	$13.67	$0.07	$2.77	$2.84	$(0.08)	$(1.63)	$(1.71)
Year Ended August 31, 2013	11.80	0.11	1.89	2.00	(0.11)	(0.02)	(0.13)
Year Ended August 31, 2012	10.49	0.08	1.31	1.39	(0.08)	—	(0.08)
Year Ended August 31, 2011	9.47	0.03	1.05	1.08	(0.06)	—	(0.06)
Year Ended August 31, 2010	9.18	0.07	0.26	0.33	(0.04)	—	(0.04)
Institutional Shares
Year Ended August 31, 2014	13.73	0.11	2.78	2.89	(0.11)	(1.63)	(1.74)
Year Ended August 31, 2013	11.86	0.15	1.88	2.03	(0.14)	(0.02)	(0.16)
Year Ended August 31, 2012	10.54	0.12	1.31	1.43	(0.11)	—	(0.11)
Year Ended August 31, 2011	9.51	0.06	1.06	1.12	(0.09)	—	(0.09)
Year Ended August 31, 2010	9.22	0.10	0.26	0.36	(0.07)	—	(0.07)
A Shares
Year Ended August 31, 2014	13.67	0.08	2.76	2.84	(0.09)	(1.63)	(1.72)
Year Ended August 31, 2013	11.81	0.11	1.88	1.99	(0.11)	(0.02)	(0.13)
Year Ended August 31, 2012	10.50	0.08	1.31	1.39	(0.08)	—	(0.08)
May 2, 2011(f) through August 31, 2011	11.83	0.02	(1.34)	(1.32)	(0.01)	—	(0.01)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 0.45%, 0.70% and 3.33%, 3.54%, respectively for U.S. Large Cap Equity Fund.

(f)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

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Cavanal Hill Funds

				Ratios/Supplemental Data: (b)
	Total				Ratio of Net
	Return			Ratio of Net	Investment		Ratio of Gross
Net Asset	(Excludes		Net Assets	Expenses to	Income (Loss)		Expenses to
Value, End	Sales		End of Period	Average Net	to Average		Average Net	Portfolio
of Period	Charge)(a)		(000s)	Assets	Net Assets		Assets (c)	Turnover (d)

$14.80	21.82%		$2,306	0.92%	0.49%		1.56%	94%
13.67	17.09%		1,930	0.93%	0.87%		1.57%	98%
11.80	13.32%		1,602	0.92%	0.72%		1.56%	51%
10.49	11.39%		1,957	0.94%	0.33%		1.58%	72%
9.47	3.63	%(e)	1,610	0.99%	0.74	%(e)	1.61%	45%

14.88	22.18%		35,209	0.67%	0.74%		1.31%	94%
13.73	17.30%		27,551	0.68%	1.12%		1.32%	98%
11.86	13.61%		27,842	0.67%	0.96%		1.31%	51%
10.54	11.73%		35,655	0.69%	0.59%		1.33%	72%
9.51	3.84	%(e)	29,405	0.71%	1.06	%(e)	1.35%	45%

14.79	21.84%		581	0.92%	0.45%		1.41%	94%
13.67	17.02%		65	0.93%	0.77%		1.42%	98%
11.81	13.41%		10	0.92%	0.72%		1.41%	51%
10.50	(11.23)%		9	0.94%	0.56%		1.44%	72%

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Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
							Distributions
	Net Asset	Net		Net Realized		Dividends	from Net	Total
	Value,	Investment		and Unrealized	Total from	from Net	Realized	Dividends
	Beginning	Income		Gains (Losses)	Investment	Investment	Gains from	and
	of Period	(Loss)		on Investments	Activities	Income	Investments	Distributions
Opportunistic Fund
Investor Shares
Year Ended August 31, 2014	$12.85	$(0.01)		$1.71	$1.70	$—	$(0.70)	$(0.70)
Year Ended August 31, 2013	11.26	0.02		2.00	2.02	(0.02)	(0.41)	(0.43)
Year Ended August 31, 2012(e)	10.00	(0.12	)(f)	1.47	1.35	—	(0.09)	(0.09)
Institutional Shares
Year Ended August 31, 2014	12.91	0.02		1.74	1.76	(0.02)	(0.70)	(0.72)
Year Ended August 31, 2013	11.28	0.06		2.02	2.08	(0.04)	(0.41)	(0.45)
Year Ended August 31, 2012(e)	10.00	(0.09	)(f)	1.46	1.37	—	(0.09)	(0.09)
A Shares
Year Ended August 31, 2014	12.88	—		1.72	1.72	(0.01)	(0.70)	(0.71)
Year Ended August 31, 2013	11.26	0.02		2.03	2.05	(0.02)	(0.41)	(0.43)
Year Ended August 31, 2012(e)	10.00	(0.12	)(f)	1.47	1.35	—	(0.09)	(0.09)

World Energy Fund
Investor Shares
February 4, 2014(g) through August 31, 2014	10.00	0.06		1.59	1.65	(0.04)	—	(0.04)
Institutional Shares
February 4, 2014(g) through August 31, 2014	10.00	0.07		1.59	1.66	(0.04)	—	(0.04)
A Shares
February 4, 2014(g) through August 31, 2014	10.00	0.06		1.59	1.65	(0.04)	—	(0.04)
C Shares
February 4, 2014(g) through August 31, 2014	10.00	0.04		1.56	1.60	(0.02)	—	(0.02)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	For the period September 1, 2011 (commencement of operations) through August 31, 2012.
(f)	Calculated using average shares.
(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

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Cavanal Hill Funds

			Ratios/Supplemental Data: (b)
	Total			Ratio of Net
	Return		Ratio of Net	Investment	Ratio of Gross
Net Asset	(Excludes	Net Assets	Expenses to	Income (Loss)	Expenses to	Portfolio
Value, End	Sales	End of Period	Average Net	to Average	Average Net	Turnover
of Period	Charge)(a)	(000s)	Assets	Net Assets	Assets (c)	(d)

$13.85	13.32%	$1,409	1.87%	(0.15)%	2.48%	276%
12.85	18.41%	729	2.15%	0.13%	3.46%	317%
11.26	13.65%	363	2.90%	(1.10)%	5.36%	207%

13.95	13.76%	12,831	1.57%	0.16%	2.23%	276%
12.91	19.02%	5,730	1.65%	0.36%	3.16%	317%
11.28	13.86%	600	2.65%	(0.86)%	5.11%	207%

13.89	13.42%	4,851	1.82%	(0.10)%	2.33%	276%
12.88	18.66%	1,415	1.90%	0.18%	3.31%	317%
11.26	13.65%	319	2.90%	(1.10)%	5.21%	207%

11.61	16.51%	5,234	1.06%	1.19%	1.51%	71%

11.62	16.66%	21,322	0.81%	1.41%	1.26%	71%

11.61	16.49%	9,134	1.06%	1.14%	1.36%	71%

11.58	16.01%	5,073	1.81%	0.36%	2.26%	71%

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Glossary of Investment Terms

Alternative Minimum Tax (AMT)
A measure designed to assure that individuals pay at least a minimum amount of federal income taxes. Certain securities used to fund private, for-profit activities are subject to AMT.

Balanced Fund
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of principal by investing in stocks, bonds, and money market instruments.

Bond
A debt security issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Common Stock
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company’s profits, some of which may be paid out as dividends.

Credit Quality
A measure of a bond issuer’s or contracting party’s ability to repay interest and principal in a timely manner.

Diversified
Holding a variety of securities so that a fund’s return is not badly hurt by the poor performance of a single security or industry.

Dividends
Payment to shareholders of income from interest or dividends generated by a fund’s investments.

Fixed Income Securities
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

Growth Stocks
Stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, the prices of growth stocks often are relatively high in comparison to revenue, earnings, book value, and dividends.

Index
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund’s investments.

Investment Grade
A debt obligation whose credit quality is considered by independent rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances and is rated in one of the four highest ratings categories assigned by a nationally recognized statistical ratings organization.

Liquidity
The degree of a security’s marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

Maturity
The date when a bond issuer agrees to repay the bond’s principal, or face value, to the bond’s buyer.

Money Market Fund
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

Money Market Instruments
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers’ acceptances.

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Municipal Security
Debt obligations issued by a state or local government. Interest income from municipal securities, and therefore dividend income from municipal bond funds, is generally free from federal income taxes, as well as taxes in the state in which the securities were issued.

Mutual Fund
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Net Asset Value (NAV)
The market value of a mutual fund’s total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Operating Expenses
The percentage of a fund’s average net assets used to pay its expenses. Operating expenses include investment advisory fees, distribution/service (12b-1) fees, shareholder servicing fees, and administration fees.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
A percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Value Stocks
Stocks whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison to such factors as revenue, earnings, book value, and dividends.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

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More Information

More information may be obtained free of charge upon request.

The Statement of Additional Information (“SAI”), a current version of which is on file with the SEC, contains more details about the Funds and is incorporated by reference into the prospectus (is legally a part of this prospectus).

Annual and semiannual reports to shareholders contain additional information about the Funds’ investments. The Funds’ annual report also discusses the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

The Funds also file their complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Funds’ most recent portfolio holdings are also available at http://www.cavanalhillfunds.com.

If you have questions about the Funds or your account, or wish to obtain free copies of the Funds’ current prospectuses, SAI, annual or semiannual reports, please contact us as follows:

By Telephone:
Call 1-800-762-7085

By Mail:
Cavanal Hill Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035

By Internet:
http://www.cavanalhillfunds.com

From the SEC:
You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the Cavanal Hill Funds, from the SEC’s web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-492-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.

Investment Adviser & Administrator
Cavanal Hill Investment
Management, Inc.
One Williams Center, 15th Floor
Tulsa, Oklahoma 74172-0172

Distributor
BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, Oklahoma 74172-0172

Cavanal Hill Funds’ Investment Company Act registration number is 811-06114.

CH-PU-1214

STATEMENT OF ADDITIONAL INFORMATION

CAVANAL HILL® FUNDS

DATED December 31, 2014

MONEY MARKET FUNDS		BOND FUNDS		EQUITY FUNDS
U.S. Treasury Fund		Short-Term Income Fund		Balanced Fund
Administrative:	APGXX	A:	AASTX	A:	AABAX
Service:	APJXX	Investor:	APSTX	C:	AACBX
Institutional:	APKXX	Institutional:	AISTX	Investor:	APBAX
Select:	N/A			Institutional:	AIBLX
Premier:	N/A
		Intermediate Bond Fund		U.S. Large Cap Equity Fund
		A:	AAIBX	A:	AAEQX
Cash Management Fund		Investor:	APFBX	C:	AACEX
Administrative:	APCXX	Institutional:	AIFBX	Investor:	APEQX
Institutional:	APHXX			Institutional:	AIEQX
Select:	N/A
Premier:	APPXX	Bond Fund		Opportunistic Fund
		A:	AABOX	A:	AAOPX
		Investor:	APBDX	C:	AACOX
		Institutional:	AIBNX	Investor:	APOPX
Tax-Free Money Market Fund				Institutional:	AIOPX
Administrative:	APBXX
Institutional:	APEXX	Intermediate Tax-Free Bond Fund		World Energy Fund
Select:	AIFXX	A:	AATFX	A:	AAWEX
Premier:	ACPXX	Investor:	APTFX	C:	ACWEX
		Institutional:	AITEX	Investor:	APWEX
				Institutional:	AIWEX

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Cavanal Hill Funds dated December 31, 2014. This Statement of Additional Information is incorporated in its entirety into the Prospectus. A copy of the Prospectus for the Cavanal Hill Funds may be obtained by writing to the Cavanal Hill Funds at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172, or by telephoning 1-800-762-7085.

The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the Cavanal Hill Funds’ Annual Report for the fiscal year ended August 31, 2014, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report may be obtained without charge upon request by contacting the Distributor, BOSC, Inc., at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172 or by telephoning toll-free at 1-800-762-7085.

TABLE OF CONTENTS

THE FUNDS	1
IMPORTANT DISCOLSURE ABOUT THE WORLD ENERGY FUND	1
ADDITIONAL INFORMATION ON THE FUNDS	2
THE BOND FUNDS	2
THE EQUITY FUNDS	2
THE MONEY MARKET FUNDS	4
CONCENTRATION POLICY	5
ADDITIONAL INFORMATION ON FUND INSTRUMENTS	6
ASSET BACKED SECURITIES	6
BANK OBLIGATIONS	6
BONDS	6
CALLS	7
COMMERCIAL PAPER	8
COMMODITY EXPOSURE INSTRUMENTS	8
COMMON STOCK	8
CONVERTIBLE SECURITIES	8
EXCHANGE TRADED FUNDS	9
FOREIGN INVESTMENTS	9
FUTURES CONTRACTS	10
INVERSE EXCHANGE TRADED FUND	11
INVESTMENT COMPANY SECURITIES	11
LOAN PARTICIPATION	11
MASTER LIMITED PARTNERSHIPS	11
MORTGAGE-RELATED SECURITIES	12
MUNICIPAL SECURITIES	13
OPTIONS	14
PRIVATE PLACEMENT INVESTMENTS	15
PREFERRED STOCK	15
PUTS	15
REPUCHASE AGREEMENTS	15
REVERSE REPURCHASE AGREEMENTS	16
SECURITIES LENDING	16
U.S. GOVERNMENT OBLIGATIONS	16
VARIABLE RATE AND FLOATING RATE NOTES	16
WHEN-ISSUED SECURITIES	17
ZERO COUPON OBLIGATIONS	17
TEMPORARY DEFENSIVE POSITIONS	18
INVESTMENT RESTRICTIONS	18
FUNDAMENTAL POLICIES	18
NONFUNDAMENTAL POLICIES	21
PORTFOLIO TURNOVER	21
ADDITIONAL TAX INFORMATION CONERNING THE FUNDS	22
TAXATION OF THE FUNDS	22
QUALIFICATION AS A REGULATED INVESTMENT COMPANY	22
CAPITAL LOSS CARRYOVERS	23
EXCISE TAX ON REGULATED INVESTMENT COMPANIES	24
DISTRIBUTIONS	25
EXEMPT-INTEREST DIVIDENDS	26
SELLING SHARES	27

REPURCHASE AGREEMENTS AND SECURITIES LENDING	27
CERTAIN DEBT SECURITIES	28
OTHER INVESTMENT FUNDS	28
HEDGING TRANSACTIONS	30
MASTER LIMITED PARTNERSHIPS	30
FOREIGN INVESTMENT, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS	30
BACK-UP WITHHOLDING	31
TAX SHELTER REPORTING REGULATIONS	32
SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS	32
NON-U.S. SHAREHOLDERS	32
ADDITIONAL INFORMATION	33
VALUATION	34
BOND AND EQUITY MARKETS	34
MONEY MARKET FUNDS	35
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	35
MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS	39
TRUSTEES AND OFFICERS	39
COMMITTEES OF THE BOARD OF TRUSTEES	43
AUDIT COMMITTEE	43
NOMINATIONS COMMITTEE	43
SECURITIES OWENRSHIP	43
TRUSTEES COMPENSATION	44
CODE OF ETHICS	44
MARKET TIMING POLICIES AND PROCEDURES	44
DISCLOSURE OF PORTFOLIO HOLDINGS	45
PROXY VOTING POLICIES AND PROCEDURES	46
CURRENT PROXY VOTING ARRANGEMENTS	51
INVESTMENT ADVISER	51
PORTFOLIO MANAGERS	53
DISTRIBUTION	56
SHAREHOLDER SERVICING PLAN	57
DISTRIBUTION	56
SHAREHOLDER SERVICING PLAN	57
PORTFOLIO TRANSACTIONS	58
ALLOCATION OF INITIAL PUBLIC OFFERINGS	61
ADMINISTRATOR	61
SUB-ADMINISTRATOR	62
DISTRIBUTOR	62
CUSTODIAN, TRANSFER AGENT, FUND ACCOUNTANT AND COMPLIANCE SERVICES	62
PAYMENTS TO BOKF (AND ITS AFFILIATES) AND BOSC	64
THE DODD-FRANK ACT	64
LEGAL AND REGULATORY MATTERS	64
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	64
LEGAL COUNSEL	64
ADDITIONAL INFORMATION	65
DESCRIPTION OF SHARES	65
SHAREFOLDER AND TRUSTEE LIABILITY	65
MISCELLANEOUS	66
FINANCIAL STATEMENTS	74
APPENDIX	75

THE FUNDS

The Cavanal Hill Funds (the “Trust”) is an open-end management investment company established in 1987 as a Massachusetts business trust. The Trust currently consists of eleven series of units of beneficial interest (“Shares”), representing interests in the following portfolios:

Cavanal Hill Short-Term Income Fund (the “Short-Term Income Fund”), Cavanal Hill Intermediate Bond Fund (the “Intermediate Bond Fund”), Cavanal Hill Bond Fund (the “Bond Fund”), Cavanal Hill Intermediate Tax-Free Bond Fund (the “Intermediate Tax-Free Bond Fund”), Cavanal Hill Balanced Fund (the “Balanced Fund”), Cavanal Hill U.S. Large Cap Equity Fund (the “U.S. Large Cap Equity Fund”), Cavanal Hill Opportunistic Fund (the “Opportunistic Fund”), Cavanal Hill World Energy Fund (“World Energy Fund”), Cavanal Hill U.S. Treasury Fund (the “U.S. Treasury Fund”), Cavanal Hill Cash Management Fund (the “Cash Management Fund”) and Cavanal Hill Tax-Free Money Market Fund (the “Tax-Free Money Market Fund”) (each a “Fund,” and together, the “Funds”).

Each Fund is diversified, with the exception of the World Energy Fund, which is non-diversified.  The Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund and the Intermediate Tax-Free Bond Fund are sometimes referred to as the “Bond Funds,” and the Balanced Fund, the U.S. Large Cap Equity Fund, the Opportunistic Fund and the World Energy Fund are sometimes referred to as the “Equity Funds.” The U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Fund are sometimes referred to as the “Money Market Funds.” The Trust offers A Class, No-Load Investor Class (“Investor Class”) and Institutional Class Shares of the Bond and Equity Funds. The Equity Funds also offer C Class Shares.  The Trust offers Administrative Class, Service Class, Institutional Class, Select Class and Premier Class Shares of the Money Market Funds. The information contained in this document expands upon subjects discussed in the Prospectus for the Funds. An investment in a Fund should not be made without first reading that Fund’s Prospectus.

IMPORTANT DISCLOSURE ABOUT THE WORLD ENERGY FUND

Non-Affiliation

The Cavanal Hill World Energy Fund invests in energy related companies around the globe based on the advice of Cavanal Hill Investment Management®, Inc. (“Cavanal Hill Investment Management” or “Adviser”).  The Adviser is an indirect wholly-owned subsidiary of BOK Financial Corporation (“BOK Financial”), a financial services company that is majority-owned by George B. Kaiser.  Mr. Kaiser is an active trader of energy derivatives, and owns a wide range of oil and gas upstream, midstream and downstream assets located in a wide range of locations.  Neither George B. Kaiser nor any affiliated entity or person is involved in the recommendation, selection or evaluation of World Energy Fund holdings, other than those Adviser personnel that are specifically charged with managing the Fund.  BOK Financial has adopted strict policies to ensure that no energy related investment information is shared between Advisory personnel and Mr. Kaiser or affiliated entities and individuals.

1

ADDITIONAL INFORMATION ON THE FUNDS

THE BOND FUNDS

The Short-Term Income Fund, the Intermediate Bond Fund and the Bond Fund will invest in debt securities only if they carry a rating within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (“NRSRO”) at the time of purchase or, if unrated, are deemed by Cavanal Hill Investment Management under guidelines approved by the Trust’s Board of Trustees to present attractive opportunities and to be of comparable quality to the securities so rated. See “Appendix” for an explanation of these and other ratings used in this Statement of Additional Information.

The Intermediate Bond Fund and the Bond Fund, under normal market conditions, will each invest at least 80% of the value of its net assets in bonds.

Under normal market conditions at least 80% of the assets of the Intermediate Tax-Free Bond Fund will be invested in a diversified portfolio of obligations (such as bonds, notes, and debentures) issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, the interest on which is both exempt from federal income taxes and not treated as a preference item for individuals for purposes of the federal alternative minimum tax (“Municipal Securities”). This is a fundamental policy and may only be changed by the vote of a majority of the outstanding Shares of the Intermediate Tax-Free Bond Fund. For purposes of the above-stated policy, “assets” means net assets plus any borrowings for investment purposes. The Intermediate Tax-Free Bond Fund invests in Municipal Securities which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO, in the case of bonds; rated within the highest ratings category assigned by an NRSRO, in the case of notes; rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper; or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations.

Bonds, notes, and debentures in which the Bond Funds may invest may differ in interest rates, maturities and times of issuance. The market value of the Bond Funds’ debt securities will change in response to interest rate changes and other factors. When market prices are unavailable or deemed to be inaccurate because of recent market developments, matrix pricing or fair value pricing will be utilized. During periods of falling interest rates, the value of outstanding debt securities generally rise. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater fluctuations as a result of changes in interest rates. Conversely, securities with shorter maturities generally have less price movement than securities of comparable quality with longer maturities. Changes by NRSROs in the rating of any debt security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of a bond fund’s portfolio securities generally will not affect cash income derived from these securities but will affect a bond fund’s net asset value (“NAV”).

THE EQUITY FUNDS

Under normal market conditions, the U.S. Large Cap Equity Fund will invest at least 80% of the value of its net assets in common stocks and securities convertible into common stocks. The U.S. Large Cap Equity Fund may also invest up to 20% of its net assets in preferred stocks, ADRs, mid-cap stocks, corporate bonds, notes, warrants, and cash equivalents. Corporate bonds will be rated at the time of purchase within the three highest ratings categories assigned by an NRSRO or, if not rated, found by the Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality.

Under normal market conditions, the Balanced Fund will invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, convertible preferred stocks and convertible debt instruments. The Balanced Fund’s equity investments will be in companies believed by the Adviser to be undervalued. The Balanced Fund’s debt securities will consist of securities such as bonds, notes, debentures and money market instruments. The average dollar-weighted portfolio maturity of debt securities held by the Balanced Fund will vary according to market conditions and interest rate cycles and will range between 3 years and 12 years under normal market conditions. While securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater market fluctuations as a result of changes in interest rates. The Balanced Fund’s debt securities will consist of high grade securities, which are those securities rated within the three highest ratings categories assigned by an NRSRO at the time of purchase or, if not rated, found by the Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality.

2

It is a fundamental policy of the Balanced Fund that it will invest at least 25% of its total assets in fixed-income securities. For this purpose, fixed-income securities include debt securities, mortgage-related securities, nonconvertible preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.

Certain debt securities such as, but not limited to, mortgage-related securities and collateralized mortgage obligations (a “CMO”), as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. The Adviser determines the “effective maturity” of the securities based on the expected payment date (which is earlier than the stated maturity dates of the securities). For purposes of calculating the Balanced Fund’s weighted average portfolio maturity, the effective maturity of such securities, as determined by the Adviser, will be used.

The selection of securities for the equity portion of the Balanced Fund consists of fundamental and quantitative approaches, as well as additional strategies that may involve exchange-traded funds. In managing the fundamental component of the equity portion of the Fund, the portfolio management team seeks to identify companies that possess the following fundamental characteristics: strong, sustainable earnings and revenue growth prospects, industry leadership with a competitive advantage, high levels of profitability and earnings quality, strong management teams, understandable business models and limited exposure to cyclical earnings.

In managing the quantitative component of the equity portion of the Balanced Fund, the portfolio management team selects equity securities using a proprietary system that ranks stocks using a quantitative approach. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e., valuation and growth) and technical factors (i.e., momentum reversal and volatility) that have historically been linked to performance. Quantitative portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.

Under normal circumstances, the Opportunistic Fund may trade frequently and may invest in a wide range of financial instruments, market sectors and asset classes in the U.S. and other markets. Investments may include any asset for which there is a liquid market.

The Opportunistic Fund may invest in equity securities of issuers of any market capitalization, including convertible, private placement/restricted, initial public offering (“IPOs”), emerging market securities, real estate investment trusts (“REITs”) and master limited partnerships. It may hold all or a portion of its assets in U.S. Treasury Obligations, cash or short-term fixed income or money market securities. The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs.

The Opportunistic Fund may invest in derivatives, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes, currencies or commodities. The most common types of derivatives in which the Fund may invest are swaps, futures and options contracts; equity, interest rate, index; currency rate swap agreements; futures contracts on securities, commodities, and securities indices; and options on securities, securities indices, commodities and futures. While many derivatives are “covered” by ownership of the underlying security, the Opportunistic Fund may invest in derivatives where the Fund does not own the underlying security.

The Opportunistic Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics.

3

Under normal circumstances, the World Energy Fund invests at least 80% of its net assets in a wide range of energy-related financial instruments issued in the U.S. and markets around the world. Energy-related financial instruments may include foreign and domestic securities of issuers that derive more than 50% percent of their assets, revenue or income from activities related to the exploration, extraction, mining, research, development, conservation, refinement, production, transfer, transmission or transportation of conventional, alternative, renewable or sustainable energy sources, utilities, petrochemicals, plastics or suppliers or servicers to such industries. Investments typically include a combination of common stock, bonds and ETFs but may also include other asset types that are related to energy industry activities. The World Energy Fund may also seek to increase the return of the Fund and to hedge (or protect) the value of its assets by investing in derivative instruments, including options, futures and indexed securities. The World Energy Fund may also seek to provide exposure to the investment returns of commodities through investment in commodity-linked derivative instruments, including without limitation, commodity futures and options on commodity future contracts, and investment vehicles that exclusively invest in commodities such as ETFs that may hold commodities, commodity derivatives or both.

The World Energy Fund is non-diversified, meaning it may invest in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual security volatility than a diversified fund. The World Energy Fund may engage in active and frequent trading.

Under normal market conditions, the World Energy Fund will invest at least 40%, but may invest up to 100%, of its net assets in the securities of issuers organized or having their principal place of business outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will consider an issuer to be doing a substantial amount of business outside the U.S. if it derives more than 50% percent of its assets, revenue or income outside of the U.S. or is an international focused ETF. Under normal market conditions, the World Energy Fund invests in issuers from at least three different countries. The Investment Adviser invests the Fund’s assets based on its judgment about issuers, risk, prices of securities, market conditions and other economic factors in the U.S. and around the world.

The World Energy Fund may invest in long and short positions in securities of issuers of any market capitalization, emerging market securities, American depository receipts (“ADRs”), European depository receipts, (“EDRs”), global depository receipts (“GDRs”), and master limited partnerships (“MLPs”). The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs, including leveraged and inverse ETFs.

The Opportunistic Fund and the World Energy Fund may from time to time invest in fixed income securities of any credit quality and maturity, including those of defaulted/distressed issuers and bank loans. Fixed income investments may include foreign and domestic sovereign securities.  These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB-y Fitch Ratings Ltd. or unrated and securities in default. The Opportunistic Fund and the World Energy Fund may also engage in short sales when the Adviser believes that a security is overvalued or to hedge existing positions.  At any time that a Fund has an open short sale position, the Fund is required to own or have the right to obtain securities equivalent in kind and amount to the securities sold short or to segregate with the Custodian an amount of cash or liquid assets to cover the short position.  The Funds do not intend to use leverage so proceeds from a short sale will be used as collateral.

THE MONEY MARKET FUNDS

All securities or instruments in which the Money Market Funds invest are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). All instruments in which the Money Market Funds invest will have remaining maturities of 397 days or less, though instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The average dollar-weighted maturity of the securities in each of the Money Market Funds will not exceed 60 days. Obligations purchased by the Money Market Funds are limited to U.S. dollar-denominated obligations which have been determined to present minimal credit risks.

Under normal circumstances, at least 80% of the assets of the Tax-Free Money Market Fund will be invested in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Short-Term Municipal Securities”). Short-Term Municipal Securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. This is a fundamental policy and may only be changed by the vote of a majority of the outstanding Shares of the Tax-Free Money Market Fund. The 80% investment requirement will be based on net assets plus any borrowings for investment purposes.

4

The Cash Management Fund and Tax-Free Money Market Fund will invest only in issuers or instruments that at the time of purchase (1) have received one of the two highest short-term ratings by at least two NRSROs; (2) are single rated and have received one of the two highest short-term ratings by a NRSRO; (3) are unrated, but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees and subject to the ratification of the Board of Trustees; or (4) are a government security.

As discussed below, there are a number of important differences among the government-sponsored entities and agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. The differences in levels of credit support result in different degrees of credit risk. The Cash Management Fund will invest in the obligations of such government-sponsored entities and agencies and instrumentalities only when the Adviser deems the credit risk with respect thereto to be minimal.

CONCENTRATION POLICY

With the exception of the World Energy Fund, in general, the Funds do not concentrate in any particular industry or group of industries, as concentration is defined or interpreted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.  Under normal market conditions, the World Energy Fund will concentrate its investments in energy-related industries.  Investments may include, but are not limited to: foreign and domestic securities related to the exploration, mining, development, refinement, production, transfer, transmission, and transportation of conventional, alternative, renewable and sustainable energy, utilities and suppliers to such industries.  The World Energy Fund will not concentrate in any other industry or group of industries.

“Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of total assets in an industry or group of industries. For purposes of determining concentration, the various Funds do not consider certain investments to constitute an “industry” or include them in the general limitation: (a) obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry) (d) tax-exempt Municipal Securities or governmental guarantees of Municipal Securities. Also, the Funds do not consider investment companies to constitute an “industry” and will “look through” investments in investment companies to the underlying securities held by such investment companies when determining the Fund’s exposure to a particular industry.

5

ADDITIONAL INFORMATION ON FUND INSTRUMENTS

ASSET-BACKED SECURITIES

The Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the Opportunistic Fund, the World Energy Fund, the Cash Management Fund and the Tax-Free Money Market Fund may invest in securities backed by automobile receivables and credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. These Funds will only purchase an asset-backed security if it is rated within the three highest ratings categories assigned by an NRSRO, with the exception of the Opportunistic Fund and the World Energy Fund, which may invest in fixed income securities of any credit quality. Some asset-backed securities, such as asset-backed commercial paper, often carry only short-term ratings. The World Energy Fund, the Cash Management Fund and the Tax-Free Money Market Fund may purchase asset-based securities that carry only a short-term rating. Some types of asset-backed securities are considered to be illiquid.

BANK OBLIGATIONS

Each of the Funds, except the U.S. Treasury Fund and the World Energy Fund, may invest in obligations of the banking industry such as bankers’ acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits.

Bankers’ Acceptances: Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Funds will invest in only those bankers’ acceptances guaranteed by U.S. and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

Certificates of Deposit: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of U.S and foreign commercial banks and their domestic and foreign branches. The Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

In addition, the Funds may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.

Commercial Paper: Commercial paper consists of secured and unsecured promissory notes issued by corporations. Except as noted below with respect to variable rate master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return. The specified Funds, except the Tax-Free Money Market Fund, may also invest in Canadian commercial paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer.

With the exception of the Opportunistic Fund, the Funds will only purchase commercial paper rated at the time of purchase within the three highest ratings categories assigned by an NRSRO or, if not rated, found by the Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality. The Opportunistic Fund may invest in fixed income securities of any credit quality.

BONDS

Each of the Funds, except the U.S. Treasury Fund, may invest in bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as fluctuation of market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

6

CALLS

Each of the Funds, except the U.S. Treasury Fund, may write (sell) “covered” call options and purchase options to close out options previously written by the Fund. Such options must be listed on a national securities exchange. The purpose of these Funds in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option.

A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer, through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the writer’s obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns. A Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or currencies subject to put options exceeds 25% of the market value of the Fund’s net assets. When market prices are unavailable or deemed to be inaccurate due to recent market developments, matrix pricing or fair value pricing will be utilized.

Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund’s investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, as it may receive an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option that a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund’s custodian. The Funds do not consider a security covered by a call to be “pledged” as that term is used in each Fund’s policy that limits the pledging or mortgaging of its net assets.

The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. The premium received is the fair market value of the option at the date written or purchased. Once the decision to write a covered call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the NAV per Share of the Fund is computed, or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

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Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

COMMERCIAL PAPER

Each of the Funds, except the U.S. Treasury Fund, may invest in commercial paper, which consists of secured and unsecured promissory notes issued by corporations. Except as noted below with respect to variable rate master demand notes, issues of commercial paper normally  have maturities of nine months or less and fixed rates of return. The Fund may also invest in Canadian commercial paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer. With the exception of the Opportunistic Fund and the World Energy Fund, the Funds will only purchase commercial paper rated at the time of purchase within the three highest ratings categories assigned by an NRSRO or, if not rated, found by the Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality. The Opportunistic Fund and the World Energy Fund may invest in commercial paper of any credit quality.

COMMODITY EXPOSURE INSTRUMENTS

The World Energy Fund may invest in commodity exposure instruments.  While the World Energy Fund does not invest directly in commodities, the World Energy Fund may seek exposure to the investment returns of commodities through investments in commodity-linked derivative instruments, including without limitation, commodity futures and options on commodity futures contracts, and commodity-focused ETFs. Commodity-linked derivative instruments are financial instruments the returns on which are dependent upon or variable based upon the prices for certain reference commodities. An example of such a derivative is a commodity-based swap. Commodity futures contracts are agreements to buy or sell a commodity at a set price and date in the future. The World Energy Fund may either buy or sell a commodity futures contract. Depending upon the amount of leverage involved, even a small move in the price of the underlying commodity can result in large losses or gains. Options on commodity futures contracts are calls or puts that track the price of an underlying futures contract, which in turn tracks the price of the underlying commodity. The World Energy Fund may also invest in commodity-focused ETFs.  Commodity-focused ETFs may invest in futures contracts that track the price of a commodity, commodity options, or directly in physical commodities, such ETFs may include inverse ETFs.

COMMON STOCK

Common stock represents a share of ownership in a company and usually carries voting rights and may earn dividends. Unlike preferred stock, common stock dividends are not fixed but are declared at the discretion of the issuer’s board of directors. Common stock occupies the most junior position in a company’s capital structure. As with all equity securities, the price of common stock fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

CONVERTIBLE SECURITIES

Each of the Funds, except the U.S. Treasury Fund, may invest in convertible securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

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The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.

EXCHANGE TRADED FUNDS (“ETFs”)

ETFs are pooled investment vehicles whose ownership interests are purchased and sold in a securities exchange. ETFs may be structured investment companies, depositary receipts or other pooled investment vehicles. As shareholders of an ETF, the Funds will bear their pro rata portion of any fees and expenses of the ETFs.

The Bond and Equity Funds, and Tax-Free Money Market Fund, may each use ETFs to gain exposure to various asset classes and markets or types of strategies and investments. By way of example, ETFs may be structured as broad-based ETFs that invest in a broad group of stocks from different industries and market sectors’ select sector or market ETFs that invest in debt securities from a select sector of the economy, a single industry or related industries; or ETFs that invest in foreign and emerging markets securities. Other types of ETFs continue to be developed and the Funds may invest in them to the extent consistent with its investment objective, policies and restrictions. The ETFs in which the Funds invest are subject to the risks applicable to the types of securities and investments used by the ETFs (e.g., debt securities are subject to risks like credit and interest rate risks; emerging markets securities are subject to risks like currency risks and foreign and emerging markets risks; derivatives are subject to leverage and counterparty risk).

ETFs may be actively managed or index-based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF’s manager’s expectations regarding particular securities or markets are not met. An index-based ETF’s objective is to track the performance of a specified index. Index-based ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same) amount as the securities included in the designated index. Because passively managed ETFs are designed to track an index, securities may be purchased, retained and sold at times when an actively managed ETF would not do so. As a result, shareholders of a Fund that invest in such an ETF can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities. This risk is increased if a few component securities represent a highly concentrated weighting in the designated index.

FOREIGN INVESTMENTS

The Bond and Equity Funds, the Cash Management Fund and the U.S. Treasury Fund may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments may include obligations of foreign branches, agencies or subsidiaries of U.S. banks and of foreign banks and investments in foreign securities. For the Bond and Equity Funds, investments may include European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, Canadian commercial paper, and Europaper (U.S. dollar-denominated commercial paper of a foreign issuer). Securities of foreign issuers may include, but are not limited to, European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs. The Bond, Intermediate Bond, Short-Term Income, Opportunistic and World Energy Funds may also invest in Canadian, Supra-national, and World Bank Bonds, Eurodollars, and similar instruments.  In addition, the Opportunistic and World Energy Funds may invest, directly or indirectly, in foreign currencies.

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The Bond and Equity Funds may also invest in foreign securities through the purchase of sponsored and unsponsored American Depositary Receipts (ADRs). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs.

Under normal market conditions, the World Energy Fund will invest at least 40%, but could invest up to 100%, of its portfolio in securities issued by companies organized or having their principal place of business outside the U.S. or doing a substantial amount of business outside the U.S. The World Energy Fund will consider an issuer to be doing a substantial amount of business outside the U.S. if it derives more than 50% percent of its assets, revenue or income outside of the U.S. or is an international focused ETF. In the event that market conditions are not deemed favorable, the World Energy Fund would invest at least 30% in foreign securities.  Under normal market conditions, the World Energy Fund will invest in securities from at least three different countries.

These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions, which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Special U.S. tax considerations may apply to a Fund’s foreign investments.

FUTURES CONTRACTS

The Bond and Equity Funds and the Tax-Free Money Market Fund may (1) enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, (2) purchase or sell options on any such futures contracts, and (3) engage in related closing transactions. When a Fund purchases a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or, in the case of an index futures contract, to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or, in the case of an index futures contract, to receive a cash payment based on the value of the securities index.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund’s ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

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Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund’s total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a Fund’s total assets. Futures transactions will be limited to the extent necessary to maintain each Fund’s qualification as a regulated investment company (“RIC”).

INVERSE EXCHANGE TRADED FUND

An exchange traded fund that is constructed by using various derivatives for the purpose of profiting from a decline in the value of an underlying benchmark.

INVESTMENT COMPANY SECURITIES

Subject to their respective investment restrictions, each of the Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, exchange-traded funds and the Cavanal Hill Money Market Funds. The Funds may invest in securities of any registered investment company to the extent permitted by the applicable statutory limits under the 1940 Act and rules, regulations and exemptive orders issued by the SEC thereunder.  These investment companies typically pay an investment advisory fee out of their assets. Therefore, these investments may be subject to duplicate management, advisory and distribution fees.

LOAN PARTICIPATION

The Cash Management Fund, the Tax-Free Money Market Fund, the Opportunistic Fund and the World Energy Fund may purchase certain loan participation interests. Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal, and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The Cash Management Fund, the Tax-Free Money Market Fund, the Opportunistic Fund and the World Energy Fund intend to limit investments in loan participation interests to 5% of their respective total assets.

MASTER LIMITED PARTNERSHIPS

The Intermediate Bond Fund, the Bond Fund and each of the Equity Funds may invest in master limited partnerships (“MLPs”) in accordance with each Fund’s investment objectives, restrictions and policies. Certain companies are organized as MLPs in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects or provide financial services. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

MLP investments are equity securities and are subject to the same risks as other equity securities. In addition, risks of investing in a MLP include those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in the oil and gas industry.

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MORTGAGE-RELATED SECURITIES

Each of the Funds, except the World Energy Fund, may, consistent with each Fund’s investment objectives, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. Large Cap Equity Fund and the Intermediate Tax-Free Bond Fund will each limit its total investment in such securities to 5% or less of net assets.

Mortgage-related securities, for purposes of the Funds’ Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (“GNMA”) and government-related organizations such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by nongovernmental issuers such as investment banks, commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of such securities, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true as in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

The mortgage market in the United States experienced difficulties during the financial downturn that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, especially for those that are deemed to be sub-prime, which can adversely affect the market value of mortgage-related securities. Various legislative or regulatory proposals designed to reduce the number of sub-prime defaults could have the effect of reducing the yield on and market value of mortgage-related investments.

There are a number of important differences among the government-sponsored entities and agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. The differences in levels of credit support result in different degrees of credit risk.

Ginnie Maes — Mortgage-related securities issued by the GNMA, including GNMA Mortgage Pass-Through Certificates. Ginnie Maes are either direct obligations of GNMA or are guaranteed by it as to the timely payment of principal, interest, or both. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development and, as a result, Ginnie Maes are backed by the full faith and credit of the United States.

Fannie Maes — Mortgage-related securities issued by the FNMA, including FNMA Guaranteed Mortgage Pass-Through Certificates. Fannie Maes are either direct obligations of FNMA or are guaranteed by it as to the timely payment of principal, interest, or both. FNMA is a government-sponsored enterprise, but it is not a part of the U.S. government. As a result, Fannie Maes are not backed by or entitled to the full faith and credit of the United States, nor is the U.S. government obligated to provide FNMA funds necessary to cover its obligations in respect of Fannie Maes.

Freddie Macs — Mortgage-related securities issued by the FHLMC, including FHLMC Mortgage Participation Certificates. Freddie Macs are either direct obligations of FHLMC or are guaranteed by it as to the timely payment of principal, interest, or both. FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are, however, not backed by or entitled to the full faith and credit of the United States, nor is the U.S. government obligated to provide FHLMC funds necessary to cover its obligations in respect of Freddie Macs.

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The Cash Management Fund, the Tax-Free Money Market Fund and the Opportunistic Fund also may invest in CMOs structured on pools of mortgage pass-through certificates or mortgage loans. The Cash Management Fund and the Tax-Free Money Market Fund will only invest in CMOs which meet the quality requirements of Rule 2a-7 under the 1940 Act. CMOs will be purchased by the Cash Management Fund and the Tax-Free Money Market Fund only if rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if not rated, found by the Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality.  The Opportunistic Fund may invest in CMOs of any credit quality.

MUNICIPAL SECURITIES

The Funds may, consistent with each Fund’s investment objectives, restrictions and policies, invest in municipal securities. Municipal securities include debt obligations issued to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.

The Bond Fund, the Intermediate Bond Fund, the Short-Term Income Fund, the Balanced Fund, the Opportunistic Fund, the World Energy Fund and the Cash Management Fund, under normal market conditions, may invest in municipal securities the income from which is not exempt from federal income taxes.

As a matter of fundamental policy, under normal market conditions, at least 80% of the net assets of the Intermediate Tax-Free Bond Fund will be invested in municipal securities, the income from which is both exempt from federal income taxes and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. As a matter of non-fundamental policy, the Intermediate Tax-Free Bond Fund will normally invest at least 80% of its assets in municipal securities which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. For purposes of the foregoing policy, “assets” means net assets plus any borrowings for investment purposes.

As a matter of fundamental policy, under normal circumstances, at least 80% of the assets of the Tax-Free Money Market Fund will be invested in short-term municipal securities. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less.

The Funds may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing state or local housing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes. In addition, the Intermediate Tax-Free Bond Fund and the Tax-Free Money Market Fund may invest in other types of tax-exempt investments, such as municipal bonds, private activity bonds, and pollution control bonds. The Intermediate Tax-Free Bond Fund and the Tax-Free Money Market Fund may also purchase tax-exempt commercial paper.

The two principal classifications of municipal securities which may be held by the Funds are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

The Funds may also invest in “moral obligation” securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer.

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With the exception of the Opportunistic Fund and the World Energy Fund, which may invest in fixed income securities of any credit quality, the Funds invest in municipal securities which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO, in the case of bonds; rated within the highest ratings category assigned by an NRSRO, in the case of notes; rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper; or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations. The Tax-Free Money Market Fund may only purchase municipal securities that carry a short-term rating. The Funds may also purchase municipal securities which are unrated at the time of purchase but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. The applicable municipal securities ratings are described in the Appendix.

There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold such securities.

Although a Fund may invest more than 25% of its net assets in (i) municipal securities whose issuers are in the same state, (ii) municipal securities the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, they do not currently intend to do so on a regular basis. To the extent these Funds’ assets are concentrated in municipal securities that are payable from the revenues of similar projects or are issued by issuers located in the same state, or are concentrated in private activity bonds, the Funds will be subject to the specific risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

The Intermediate Tax-Free Bond Fund may invest in short-term municipal securities up to 100% of its assets during temporary defensive periods.

An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

OPTIONS

Each of the Funds, except the U.S. Treasury Fund, may purchase options. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. Each of the Funds will purchase options and index options only when its total investment in such options immediately after such purchase will not exceed 5% of its total assets.

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PRIVATE PLACEMENT INVESTMENTS

Each of the Funds, except the U.S. Treasury Fund, may invest in securities issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the “Securities Act”), and resold to qualified institutional buyers under Securities Act Rule 144A (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Section 4(2) paper may also be resold to the issuer or certain broker-dealers. The Bond and Equity Funds will not invest more than 15% and the Money Market Funds will not invest more than 5% of their net assets in Section 4(2) paper and illiquid securities unless the Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper held by a Fund in excess of this level is at all times liquid.

Because it is not possible to predict with assurance exactly how the market for Section 4(2) paper will develop, the Adviser, with the general supervision of the Board of Trustees and pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Funds’ investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) paper could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.

PREFERRED STOCK

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.

PUTS

Subject to investment restrictions set forth below, each of the Funds, except the U.S. Treasury Fund, may acquire “puts.” A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The amount payable to a Fund upon its exercise of a “put” on debt securities is normally (i) the Fund’s acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by a Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund’s assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security’s market value.

Each Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser’s opinion, present minimal credit risks. The Cash Management Fund and the Tax-Free Money Market Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

REPURCHASE AGREEMENTS

Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. There is also the risk that the collateral underlying a repurchase agreement will decline in value, and that counter-parties will not meet their obligation to provide additional or substituted collateral in those circumstances. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of each Fund’s securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of a Fund if presented with the question. Securities subject to repurchase agreements will be held by each Fund’s Custodian, sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an investment company under the 1940 Act.

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REVERSE REPURCHASE AGREEMENTS

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, consistent with the Fund’s investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

SECURITIES LENDING

Each of the Funds may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash, U.S. government securities or other high quality debt securities. This collateral must be valued daily by the Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities in loan, the Trust generally intends to terminate the loan and regain the right to vote if that is considered material with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines approved by the Trust’s Board of Trustees. Each Fund will limit securities loans to 33-1/3% of the value of its total assets.

U.S. GOVERNMENT OBLIGATIONS

The U.S. Treasury Fund invests exclusively in direct obligations of the U.S. government, some or all of which may be subject to repurchase agreements. The other Funds may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the government; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

VARIABLE RATE AND FLOATING RATE NOTES

Debt instruments eligible for investment by the Funds may include variable rate and floating rate notes. The U.S. Treasury Fund may only invest in variable rate and floating rate notes that are direct obligations of the U.S. government. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable and floating rate notes purchased by a Fund, other than the Opportunistic Fund or the World Energy Fund, will be rated at the time of purchase in the highest ratings category assigned by an NRSRO or, if not rated, as determined by the Adviser under guidelines approved by the Funds’ Board of Trustees to be of comparable quality.  The Opportunistic Fund may invest in variable and floating rate notes of any credit quality. An inactive secondary market with respect to a particular variable or floating rate note could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

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Variable rate master demand notes in which the Cash Management Fund, the Tax-Free Money Market Fund, and the Opportunistic Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although the secondary market for the notes may be limited, the Cash Management Fund and the Tax-Free Money Market Fund may demand payment of principal and accrued interest at any time. The period of time remaining until the principal amount can be recovered under a variable rate master demand note generally shall not exceed seven days. To the extent such maximum period were exceeded, the note in question would be considered illiquid. The Cash Management Fund and the Tax-Free Money Market Fund will invest in variable rate master demand notes rated at the time of purchase in the highest ratings category assigned by an NRSRO or, if not rated, as determined by the Adviser under guidelines approved by the Funds’ Board of Trustees to be of comparable quality. The Opportunistic Fund may invest in variable rate master demand notes of any credit quality.

In determining average dollar-weighted portfolio maturity, a variable rate master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand. Variable or floating rate notes with stated maturities of more than one year may, based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities in accordance with such Rule.

WHEN-ISSUED SECURITIES

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery at an unknown or unspecified settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund relies on the seller to consummate the trade and will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a sub-custodian of the Fund. Failure of the seller to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.

Each Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, a Fund’s liquidity and the ability of the Adviser to manage it might be severely affected. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

ZERO COUPON OBLIGATIONS

The Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund, the Opportunistic Fund and the World Energy Fund may hold zero-coupon obligations issued by the U.S. Treasury or U.S. government agencies, to the extent consistent with each Fund’s investment objectives, restrictions and policies. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased only if, at the time of purchase, the yield spread, considered in light of the obligation’s duration, is considered advantageous.

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Even though such bonds do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. In order to generate sufficient cash to make the requisite distributions, the Funds could be required at times to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to liquidate such investments.

TEMPORARY DEFENSIVE POSITIONS

The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, a Fund may not achieve its investment objective. Without limiting the foregoing, during temporary defensive periods, as determined by the Adviser, each of the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the U.S. Treasury Fund, the Cash Management Fund and the Equity Funds may hold up to 100% of its respective total assets in cash or cash equivalents. The Intermediate Tax-Free Bond Fund may hold cash or invest in short-term Municipal Securities up to 100% of its assets during temporary defensive periods. The Tax-Free Money Market Fund may hold cash or invest in short-term taxable obligations over 20% of its assets during temporary defensive periods.

INVESTMENT RESTRICTIONS

Unless otherwise specifically noted, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. These restrictions supplement the investment objective and policies of the Funds as set forth in the Prospectus. The fundamental investment restrictions have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. Except with respect to the Fund’s restrictions governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

FUNDAMENTAL POLICIES

1.
None of the Funds shall purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Funds may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

2.
None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

3.	None of the Funds shall write options if the Fund does not own the underlying security.

4.
None of the Funds shall participate on a joint or joint and several basis in any securities trading account, except, in the case of the Intermediate Tax-Free Bond Fund, for use of short-term credit necessary for clearance of purchases of portfolio securities.

5.
None of the Funds shall underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

6.
None of the Funds shall purchase or sell commodities or commodity contracts, except that (i) each of the Bond Funds, the Large Cap Equity Fund, the Balanced Fund and the Opportunistic Fund may invest in futures contracts and options on futures contracts if, immediately thereafter, the aggregate initial margin deposits for futures contracts, and premium paid for related options, does not exceed 5% of such Fund’s total assets and the value of securities that are the subject of such futures and options (both for receipt and delivery) does not exceed one-third of the value of the Fund’s total assets and (ii) the World Energy Fund shall be limited to investments in commodity derivative instruments; provided, however, it may purchase ETFs that invest in commodities, commodity futures and options.

7.
None of the Funds shall purchase participations or other direct interests in oil, gas or mineral exploration or development programs or leases (however, investments by the Bond and Equity Funds and the Cash Management Fund in marketable securities of companies engaged in such activities are not precluded).

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8.	None of the Funds shall invest in any issuer for purposes of exercising control or management.

9.
None of the Funds shall purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of the Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

10.	None of the Funds shall invest more than 5% of a Fund’s total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

11.
None of the Funds shall purchase or sell real estate, including real estate limited partnership interests (however, each Bond Fund and Equity Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

12.
Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. With the exception of the World Energy Fund, each of the Funds is a “diversified company” and shall be subject to the foregoing limitations. In addition, though not a fundamental investment restriction (and therefore subject to change without a Shareholder vote), to the extent required by rules of the U.S. Securities and Exchange Commission (the “SEC”), the U.S. Treasury Fund, the Tax-Free Money Market Fund and the Cash Management Fund each generally apply the diversified company restriction with respect to 100% of their portfolios (rather than 75%). As a non-diversified fund, the World Energy Fund, is not subject to the foregoing limitations.

13.
“Concentration” is generally interpreted under the 1940 Act to mean investing more than 25% of total assets in an industry or group of industries. With the exception of the World Energy Fund, none of the Funds may purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to the purchase of obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, bank certificates of deposits, bankers’ acceptances, and repurchase agreements secured by bank instruments (such bank certificates of deposits, bankers’ acceptances, and repurchase agreements secured by bank instruments may be issued or guaranteed by U.S. banks and U.S. branches of foreign banks); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry) and (d) this limitation shall not apply to tax-exempt Municipal Securities or governmental guarantees of Municipal Securities; and further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.  The World Energy Fund shall not concentrate its investments in any industry or group of industries other than the energy industry or group of industries.

14.
The 1940 Act limits a Fund’s ability to borrow money.  A Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by such Fund.  None of the Funds shall borrow money, except that (i) each Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and (ii) each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing (33-1/3% for the Tax-Free Money Market Fund); provided, none of the Funds shall mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund’s total assets at the time of its borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of the total assets of such Fund.

15.
None of the Funds shall make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, may lend portfolio securities in accordance with its investment objectives and policies and may enter into repurchase agreements.

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16.
None of the Funds may invest more than the applicable percentage of such Funds’ net assets in securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resaleable pursuant to Rule 144A under the Securities Act.  For the Money Market Funds that percentage is 5%; for the other Funds, the percentage is 15%.

17.
None of the Funds shall enter into repurchase agreements with maturities in excess of seven days if such investment, together with other instruments in such Fund that are not readily marketable, exceeds the percentage of such Fund’s net assets that are permitted to be invested in illiquid securities.   For the Money Market Funds that percentage is 5%; for the other Funds, the percentage is 15%.

18.
The 1940 Act limits the amount that a Fund may invest in other investment companies, prohibiting a Fund from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies.  However, subject to the provisions of Section 12(d)(1) of the 1940 Act and rules, regulations and exemptive orders issued by the SEC thereunder, each of the Funds, may invest in shares of affiliated or unaffiliated registered investment companies in excess of statutory limits, to the extent permitted by its investment strategy.

19.
The 1940 Act prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.  None of the Funds shall issue senior securities except as specifically permitted.

In addition, the Intermediate Tax-Free Bond Fund may not:

1.	Invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

2.
Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Intermediate Tax-Free Bond Fund’s assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and Investment Restriction No. 3 below, a put will be considered to be from the party to whom the Intermediate Tax-Free Bond Fund will look for payment of the exercise price.

3.
Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Intermediate Tax-Free Bond Fund’s assets.

In addition, the U.S. Treasury Fund may not:

1.
Purchase securities other than U.S. Treasury bills, notes and other obligations backed by the full faith and credit of the U.S. government, some of which may be subject to repurchase agreements; provided, however, the U.S. Treasury Fund may purchase investment company securities that meet the qualifications necessary to be classified as a U.S. Treasury Fund not to exceed 10% of the total value of the U.S. Treasury Fund’s assets.

In addition, the Cash Management Fund may not:

1.
Write or sell puts, calls, straddles, spreads or combinations thereof except that the Cash Management Fund may acquire puts with respect to obligations in its portfolio and sell those puts in conjunction with a sale of those obligations.

2.
Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Cash Management Fund’s assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and the investment restriction immediately below, a put will be considered to be from the party to whom the Cash Management Fund will look for payment of the exercise price.

3.
Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Cash Management Fund’s assets.

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NON-FUNDAMENTAL POLICIES

The Funds have also adopted non-fundamental investment restrictions, set forth below. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. Any changes in the non-fundamental investment policies approved by the Trustees will be communicated to its Shareholders at least 60 days prior to effectiveness. The 80% investment requirements below will be based on net assets plus any borrowings for investment purposes.

1.	The Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

2.	The Intermediate Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years.

3.	The Intermediate Tax-Free Bond, under normal circumstances, invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years.

4.
The Short-Term Income Fund, under normal circumstances, invests at least 80% of its assets in short-term obligations and maintains the dollar-weighted average maturity of its portfolio of three years or less.

5.	The U.S. Large Cap Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large U.S. companies.

6.	The U.S. Treasury Fund, under normal circumstances, invests at least 80% of its assets in U.S. Treasury Obligations, some of which may be subject to repurchase agreements.

7.	The World Energy Fund, under normal circumstances, invests at least 80% of its assets in a wide range of energy-related financial instruments issued in the U.S. and markets around the world.

8.	The World Energy Fund, under normal circumstances, invests in securities of issuers from at least three different countries.

8.	The Tax-Free Money Market Fund, under normal circumstances, shall invest at least 80% of its assets in Short-Term Municipal Securities.

9.
The Tax-Free Money Market Fund may not invest more than 5% of its total assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act.

10.
The Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Intermediate Tax-Free Bond Fund, the Balanced Fund, the U.S. Large Cap Equity Fund, the Opportunistic Fund and the World Energy Fund will not rely on the exception set forth in Fundamental Policy 13(a), which shall apply only to the Money Market Funds.

Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in a non-fundamental policy of the Fund (as described in this SAI or in the Prospectus) will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy”. This statement will also appear on the envelope in which such notice is delivered.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Bond and Equity Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and by requirements that enable the Funds to receive certain favorable tax treatments. Fund turnover will not be a limiting factor in making portfolio decisions. High turnover rates will generally result in higher transaction costs to a Fund and may result in additional tax consequences to a Fund’s Shareholders, including an increase in short-term capital gains which are generally taxed to individual Shareholders at ordinary income tax rates.

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The portfolio turnover rates for each of the Bond and Equity Funds with a full year of operations in the subject fiscal years ended August 31 were as follows:

FUND	2014 (%)	2013 (%)	2012 (%)
Bond Fund	60	34	34
Intermediate Bond Fund	70	26	34
Intermediate Tax-Free Bond Fund	0	7	8
Short-Term Income Fund	48	45	62
Balanced Fund	62	74	64
U.S. Large Cap Equity Fund	94	98	51
Opportunistic Fund	276	317	207

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS

TAXATION OF THE FUNDS

The following discussion is a brief summary of some of the important federal (and, where noted, state and local) income tax consequences affecting each Fund and its shareholders. The discussion is very general, and prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on their own tax situations and the possible application of foreign, federal, state, and local law.

The following discussion is based on the Internal Revenue Code and Treasury Regulations as in effect on January 1, 2014. Prospective investors are urged to consult their tax advisors regarding the effect of recent and proposed future changes to the tax laws.

Each Fund generally will be treated as a separate entity for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), generally will be applied to each Fund separately. Net long-term and short-term capital gains, net income and operating expenses therefore will be determined separately for each Fund.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

It is the policy of each Fund to elect to be treated as and to qualify each year as a regulated investment company under Subchapter M of the Code. By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”, as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more QPTPs; and (c) each taxable year distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income, and the excess, if any, of its net short-term capital gain over its net long-term capital loss) and net tax-exempt interest income, for such year.

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In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. 100% of the net income derived from an interest in a QPTP (defined as a partnership interest traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and that derives less than 90% of its income from the qualifying income described in (a)(i) above) will, however, be treated, in aggregate, as qualifying income. Although income from QPTPs is qualifying income, as discussed above, such investments cannot exceed 25% of the Fund’s assets. In addition, although the passive-loss rules of the Code generally do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP.

For purposes of the diversification requirements set forth in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. Also, for purposes of the diversification requirements set forth in (b) above, in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan participation as an issuer.

Gains from foreign currencies (including foreign-currency options, foreign-currency futures and foreign-currency forward contracts) currently constitute qualifying income for purposes of the 90% gross income test. The Treasury Department does, however, have the authority to issue regulations (possibly with retroactive effect) that exclude a fund’s foreign-currency gains from the definition of “qualifying income” to the extent that such income is not directly related to the fund’s principal business of investing in stock or securities.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income taxation on income that is distributed in a timely manner to its shareholders in the form of dividends, including dividends that are properly designated as Capital Gain Dividends or exempt-interest dividend (as each is defined below). If a Fund should fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to taxation on its taxable income at corporate income tax rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividends. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and qualified dividends for non-corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

A Fund will, however, not fail to qualify as a regulated investment company if a failure to satisfy the annual 90% gross income test described in (a) above with respect to a taxable year beginning after December 22, 2010, is due to reasonable cause and not due to willful neglect, provided the failure is reported to the United States Internal Revenue Service (“IRS”). In such cases, the Fund would be required to pay a tax equal to the excess of the non-qualifying gross income over 1/9 of the qualifying income.

A Fund will also not fail to qualify as a regulated investment company if a failure to satisfy the asset test described in (b) above is due to reasonable cause and not due to willful neglect, provided the failure is reported to the IRS and the failure is timely cured by a disposition of assets or the asset test is otherwise timely satisfied. In such cases the Fund would be required to pay a tax equal to the greater of $50,000 or the highest corporate income tax rate multiplied by the income generated by the assets that caused the failure. Failure of the asset test by a de minimis amount also will not cause a Fund to fail to qualify as a regulated investment company, and in such cases no penalty tax would be due.

CAPITAL LOSS CARRYOVERS

At August 31, 2014, the following Funds had net capital loss carryovers to offset net capital gains, if any, to the extent provided by the Treasury regulations:

Fund	Amount	Expires
Cash Management Fund	$19,115	2015
Cash Management Fund	$96,738	2017
Cash Management Fund	$107,078	2018
Cash Management Fund	$550,617	2019
Short-Term Income Fund	$37,616	2015
Short-Term Income Fund	$115,480	2016
Short-Term Income Fund	$11,477,199	2017
Short-Term Income Fund	$3,730,874	2018
Short-Term Income Fund	$173,448	2019
Intermediate Bond Fund	$2,246,539	2017
Intermediate Bond Fund	$3,244,666	2018

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To the extent that these carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Capital loss carryovers originating in Fund taxable years beginning before December 23, 2010 (pre-effective capital losses) may be used for up to eight years to offset current capital gains (whether short-term or long-term), except in the following circumstances: Any net capital losses originating in Fund taxable years beginning after December 22, 2010 (post-effective capital losses) will offset capital gains of subsequent taxable years  prior to application of any pre-effective capital losses, potentially preventing deduction of such pre-effective capital losses prior to expiration after eight years. Post-effective capital losses may be carried over indefinitely, and will retain their character as short-term or long-term capital losses.

Capital loss carryforwards not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount		Total
Cash Management Fund	$127	$	―	$127
Short-Term Income Fund	―		2,843,995	2,843,995
Bond Fund	30,370		339,252	369,622
Intermediate Bond Fund	―		1,975,612	1,975,612

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders. Capital loss carryforwards that are not subject to expiration must be utilized before those that are subject to expiration.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for the year and 98.2% of its capital gain net income for the one-year period ending October 30 and any retained amount from the prior calendar year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount on which it is subject to income tax. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax, but each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the estimated excise tax amount is deemed by a Fund to be de minimis). Certain derivative instruments give rise to ordinary income and loss. As the Funds have a taxable year that begins in one calendar year and ends in the next calendar year, each Fund will be required to make this excise-tax distribution during its taxable year. There is a risk that a Fund could recognize income prior to making this excise-tax distribution and could recognize loss after making this distribution. As a result, an excise tax distribution could constitute, in whole or in part, a return of capital (see discussion below).

Each Fund expects to qualify to be taxed as a “regulated investment company” and to be relieved of all or substantially all federal income taxes. The Funds may be subject to certain state or local tax laws depending upon the extent of their activities in the states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business.

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DISTRIBUTIONS

Each Fund will distribute, at least annually, its net investment income and net realized capital gain. Distributions of any net investment income (other than distributions properly designated as qualified dividend income and exempt-interest dividends, as discussed below) generally are taxable to shareholders as ordinary income. Taxes on distributions of capital gain are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her Shares. Distributions of net capital gain (that is, the excess of net long-term capital gain from the sale of investments that the Fund owned for more than one year over net short-term capital loss), if any, that are properly designated by the Fund as capital-gain dividends (“Capital Gain Dividends”), will be taxable as long-term capital gain regardless of how long a shareholder has held Fund Shares. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2013, distributions of long-term capital gain generally will be subject to a 15% tax rate in the hands of shareholders who are individuals (20% for taxable years beginning after December 31, 2012), with lower rates applying to taxpayers in the 10% and 15% rate brackets, and will not be eligible for the dividends-received deduction. Distributions from capital gain are generally made after applying any capital loss carryover. Distributions are taxable to Fund shareholders whether received in cash or reinvested in additional Fund Shares.

Dividends and distributions on a Fund’s Shares are generally subject to federal income taxation as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may represent economically a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not yet distributed. Such realized gains may be required to be distributed even when the Fund’s NAV also reflects unrealized losses.

If a Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund’s current and accumulated “earnings and profits” (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income). Such excess distribution will generally be taxable in the hands of shareholders as ordinary income, except that for Funds with taxable years other than the calendar year, if post-December 31 distributions exceed the amount of the excess distribution for the taxable year, the entire excess distribution will be allocated to post-December 31 distributions and will be treated as ordinary dividend income. Distributions in excess of earnings and profits will be treated as a return of capital to the extent of a shareholder’s basis for tax purposes in Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it does reduce the shareholder’s basis in the Shares, which increases the gain (or reduces the loss) on a subsequent taxable disposition by the shareholder of those Shares.

A dividend paid to shareholders by a Fund in January generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Funds will provide federal tax information to its shareholders annually, including information about dividends and distributions paid during the preceding year.

In general, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be treated as qualified dividend income by a share-holder taxed as an individual provided the shareholder meets the holding period and other requirements. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

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In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of the Fund or (2) by application of the Code.

EXEMPT-INTEREST DIVIDENDS

The policy of the Intermediate Tax-Free Bond Fund and the Tax-Free Money Market Fund is to pay each year as dividends substantially all the Fund’s tax-exempt interest income net of certain deductions. The Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the total value of the Fund’s assets consists of obligations the interest on which is exempt from federal income taxation. Such dividends will not exceed, in the aggregate, the net interest the Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (Other than a Capital Gain Dividend) paid by the Fund and reported by the Fund as an exempt-interest dividend in written statements furnished to its shareholders.

The tax-exempt portion of dividends paid will be reported to shareholders based upon the ratio of net tax-exempt income to total net investment income earned during the year. The percentage is applied uniformly to all distributions made during the year. Thus, the percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund’s income that was tax-exempt during the period covered by the distribution. Accordingly, a shareholder who holds Shares for only part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Generally, distributions that a Fund properly designates as exempt-interest dividends will be excluded from gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes (for both individual and corporate shareholders) and for state and local tax purposes. Interest on certain tax-exempt bonds that are “private activity bonds” (as defined in the Code) is treated as a tax preference item for purposes of the alternative minimum tax. Any such interest received by a Fund and distributed to shareholders will be treated as a tax preference item for purposes of any alternative minimum tax liability of shareholders. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. Additionally, exempt-interest dividends, if any, attributable to interest received on certain private-activity obligations and certain industrial-development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users. A “substantial user” is defined under U.S. Treasury regulations to include any non-exempt person who regularly uses a part of such facilities in his or her trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. A lessee or sublessee of all or any portion of such facilities might also be a substantial user. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners, and an S corporation and its shareholders.

Interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible to the extent it relates to exempt-interest dividends received by the shareholder from that Fund. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares might be considered to have been made with borrowed funds even though the funds are not directly traceable to the purchase of Shares.

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A Fund might acquire rights regarding specified portfolio securities under puts. The policy of each Fund is to limit its acquisition of puts to those under which such Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to such Fund. The IRS has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, but there is currently no definitive rule that establishes the tax consequences of many of the types of puts that the Fund is permitted to acquire under the 1940 Act. Therefore, a Fund will only acquire a put after concluding that it will have the tax consequences described above, but the IRS might reach a different conclusion from that of the Fund.

In certain instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation might be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits should consult their tax advisors to determine what effect, if any, an investment in a Fund might have on the federal income taxation of their benefits. The exemption from federal income taxation for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

SELLING SHARES

Shareholders who sell, exchange or redeem Fund Shares generally will recognize gain or loss in an amount equal to the difference between their adjusted tax bases in the Fund Shares and the amount received. If Fund shareholders hold their Fund Shares as capital assets, the gain or loss arising from (or treated as arising from) any sale, exchange or redemption will be a capital gain or loss. In general, any gain or loss realized upon a taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. The tax rate generally applicable to net capital gain recognized by individuals and other noncorporate taxpayers is (i) the same as the ordinary income tax rate for short-term capital gain or (ii) for taxable years beginning before January 1, 2014, 15% for long-term capital gain (including Capital Gain Dividends) in the hands of shareholders who are individuals (20% for taxable years beginning after December 31, 2013), with lower rates applicable to shareholders in the 10% and 15% tax brackets.

If a shareholder receives an exempt-interest dividend with respect to any Share and such Share is held by the shareholder for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend, unless the Share was acquired after December 22, 2010 from a Fund which declares exempt-interest dividends on a daily basis in an amount equal to at least 90 percent of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis. In addition, any loss upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions (including Capital Gain Dividends) received (or deemed received) with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

All or a portion of any loss realized on a sale or exchange of Shares will be disallowed to the extent that a shareholder replaces the disposed-of Shares with other Shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a shareholder’s basis in the replacement Shares will be adjusted to reflect the disallowed loss.

REPURCHASE AGREEMENTS AND SECURITIES LENDING

Each Fund’s participation in repurchase agreements and loans of securities may affect the amount, timing, and character of distributions to shareholders. If a Fund participates in a securities lending transaction, to the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to such a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain. Withholding taxes accrued on dividends during the period that any security was not directly held by a Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders. As noted above, the Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

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CERTAIN DEBT SECURITIES

Certain debt securities purchased by the Funds are acquired at a discount and periodic cash interest payments are not made on such securities. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes annually substantially all of its net investment income to its shareholders (including such imputed interest), a Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales might occur at a time when the Fund Adviser would not otherwise have chosen to sell such securities and might result in a taxable gain or loss. Some of the Funds may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original issue discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. A Fund investing in such securities may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and eliminate any taxation at the Fund level.

Subject to their investment policies described in the Prospectus and this Statement of Additional Information, some of the Bond and Equity Funds may invest to a significant extent in debt obligations that are in the lowest-rated categories (or are unrated), including debt obligations of issuers that are not currently paying interest or that are in default. Investments in debt obligations that are at risk of being in default (or are presently in default) present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income taxation or any excise tax.

OTHER INVESTMENT FUNDS

Special tax considerations apply if a Fund invests in investment companies that are taxable for federal income tax purposes as partnerships. In general, the Fund will not recognize income earned by such an investment company until the close of the investment company’s taxable year. The Fund will, however, recognize such income as it is earned by the investment company for purposes of determining whether it is subject to the 4% excise tax. Therefore, if the Fund and such an investment company have different taxable years, the Fund may be compelled to make distributions in excess of the income recognized from such an investment company in order to avoid the imposition of the 4% excise tax. A Fund’s receipt of a non-liquidating cash distribution from an investment company taxable as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund’s adjusted basis in shares of such investment company before the distribution. A Fund that receives a liquidating cash distribution from an investment company taxable as a partnership will recognize capital gain or loss to the extent of the difference between the proceeds received by the Fund and the Fund’s adjusted tax basis in shares of such investment company; however, the Fund will recognize ordinary income, rather than capital gain, to the extent that the Fund’s allocable share of “unrealized receivables” (including any accrued but untaxed market discount) exceeds the shareholder’s share of the basis in those unrealized receivables.

Some of the Bond and Equity Funds may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

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Some of the REITs in which some of the Funds may invest are permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”). Under Treasury regulations that have not yet been issued, but may apply with retroactive effect, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income taxation in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as each of the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.

In general, excess inclusion income allocated to shareholders cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions). Any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or taxable mortgage pools if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

A charitable remainder trust (“CRT”), as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in each Fund.

If a Fund invests in shares of other mutual funds, ETFs or other companies that are taxable as regulated investment companies (collectively, “underlying funds”), its distributable income and gains will normally consist, in part, of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gain realized by an underlying fund). In addition, in certain circumstances, the “wash sale” rules under section 1091 of the Code might apply to a Fund’s sale of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the Fund at a loss and the Fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gain that each Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund directly invested in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.

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HEDGING TRANSACTIONS

A Fund’s transactions, if any, in options, futures contracts, foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including “mark-to-market,” “straddle,” “wash sale,” “constructive sale” and “short sale” rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s assets, convert short-term capital loss into long-term capital loss, convert long-term capital gain into short-term capital gain, and otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing, and character of distributions to shareholders and cause differences between a Fund’s book income and its taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of each Fund.

Certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

MASTER LIMITED PARTNERSHIPS

A Fund’s investment in a master limited partnership (“MLP”) may qualify as an investment in a (1) QPTP, (2) a “regular” partnership, (3) a “passive foreign investment company” (a “PFIC”, as defined below), or (4) a corporation for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. Some amounts received by each Fund with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, a Fund will likely realize taxable income in excess of economic gain with respect to that asset (or if the Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. A Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time.

FOREIGN INVESTMENT, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS

If a Fund invests in foreign securities, dividends and interest received by the Fund, if any, might be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders generally will not be entitled to claim a credit or deduction with respect to such foreign taxes imposed on the Fund. If, however, at the end of a Fund’s taxable year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund’s shareholders in connection with the Fund’s dividends received by them. In such a case, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date may be entitled to claim a foreign tax credit for their share of these taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

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In general, a Fund may elect to pass through to its shareholders foreign income taxes it pays only in the case where it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. The Fund may not include in its calculations the value of foreign securities held indirectly through an underlying fund to reach this 50% threshold. A Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by underlying funds except with respect to an underlying fund that itself meets the 50% threshold requirement. In general, a Fund may elect to pass through to its shareholders foreign income taxes it pays only in the case where it directly holds more than 50% of its assets in foreign securities at the close of its taxable year or for tax years beginning after December 22, 2010, for Funds that hold more than 50% of its assets in underlying funds. The Fund may not include in its calculations the value of foreign securities held indirectly through an underlying fund to reach this 50% threshold. A Fund cannot pass through to shareholders foreign tax credits borne in respect to foreign securities income earned by underlying funds except with respect to an underlying fund that itself meets the 50% threshold requirement.

A Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

A Fund’s investment in a PFIC is subject to special federal income tax rules. A PFIC is generally any foreign corporation if (i) 75% or more of the foreign corporation’s gross income for a taxable year is passive income, or (ii) 50% or more of the average percentage of the foreign corporation’s assets (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over loss from certain property transactions and commodities transactions, and foreign currency gain. Passive income for this purpose does not include rents and royalties received by a foreign corporation from an active business and certain income received from related persons. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Investment by a Fund in PFICs could subject the Fund to a U.S. federal income tax or other charges on distributions received from such a company or on the proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” If a Fund is in a position to treat a PFIC as a “qualified electing fund” (“QEF”), the Fund will be required to include in its income annually its share of the company’s income and net capital gain, regardless of whether it receives any distributions from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gain and loss is treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income without the receipt of cash and increasing the amount required to be distributed by the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments, including at times when it is not advantageous to do so, to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A Fund that invests in PFICs by virtue of the Fund’s investments, if any, in other investment companies that qualify as “U.S. Persons” within the meaning of the Code may not make such elections; rather, the underlying investment companies directly investing in the PFICs would decide whether to make such elections.

BACK-UP WITHHOLDING

A Fund generally is required to back-up withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and proceeds of Share sales, exchanges or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not a United States person and is not subject to back-up withholding. The back-up withholding tax rate is 28% for amounts paid through 2013. The back-up withholding rate will be 31% for amounts paid after December 31, 2013. Back-up withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. In order for a foreign investor to qualify for an exemption from back-up withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard.

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TAX SHELTER REPORTING REGULATIONS

Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

Special tax rules apply to investments made through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of Shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

NON-U.S. SHAREHOLDERS

For non-U.S. shareholders, Capital Gain Dividends and exempt-interest dividends will not be subject to withholding of federal income tax. In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. Effective, however, for taxable years of a Fund beginning before January 1, 2013, the Fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) of U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

The fact that a Fund achieves its investment objectives by investing in underlying funds will generally not affect adversely the Fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the Fund are offset by deductions allocable to the Fund’s qualified interest income or (2) short-term capital gain dividends received by the Fund are offset by the Fund’s net short- or long-term capital losses, in which case the amount of a distribution from the Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.

If a beneficial holder who is a foreign shareholder carries on a trade or business within the United States, and the dividends are effectively connected with the conduct by the beneficial holder of such trade or business, the dividends will be subject to U.S. federal net income taxation at the marginal income tax rates applicable to U.S. citizens and residents and domestic corporations.

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Special rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) — defined broadly to include any interest in U.S. real property and any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets.

A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed below will also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs and not-greater-than-5% interests in publicly traded classes of stock in REITs.

In both such cases, amounts the Fund receives from REITs derived from gains realized from USRPIs will retain the character as such in the hands of the Fund’s foreign shareholders, as will any direct USRPI gain the Fund recognizes. In the hands of a foreign shareholder that holds (or has held in the prior year) more than a 5% interest in the Fund, such amounts will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates, thus requiring the filing of a U.S. income tax return for the year recognized; the Fund must withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those with a 5%-or-smaller interest in the Fund), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of such Funds are also subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed in the above paragraphs through the sale and repurchase of Fund Shares.

In addition, a Fund that is a USRPHC must withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain.

Under U.S. federal tax law, a beneficial holder of Shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend (provided that certain other conditions also are met) or (iii) the shares are USRPIs or the Capital Gain Dividends are attributable to the gain recognized on the disposition of a USRPI.

Foreign shareholders in the Funds should consult their tax advisors with respect to the potential application of the above rules.

ADDITIONAL INFORMATION

The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. This summary is based on tax laws and regulations which are in effect on the date of this SAI; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may have a retroactive effect.

No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situations, including the potential application of foreign, federal, state and local taxes.

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VALUATION

BOND AND EQUITY FUNDS

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through an independent pricing service approved by the Board of Trustees. The following is an overview of how securities will be valued in the Funds:

●
Domestic Equity Securities. Domestic equity securities are valued at the closing price on the exchange or system where the security is principally traded (including the NASDAQ official Closing Price for securities traded on NASDAQ). If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or system where the security is principally traded.

●
Foreign Equity Securities. Foreign equity securities will be priced at the closing price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day, a security will be valued at the latest available bid price on the exchange where the security is principally traded. Prices of foreign securities denominated in foreign currency shall be converted into U.S. dollar equivalents using the daily rate of exchange.

●
Fixed Income Securities. Fixed income securities will be valued using Board approved policies and procedures, including the use of pricing services. Short term fixed income securities (maturing in less than sixty-one days) of sufficient credit quality are valued at amortized cost, which approximates current value. Special valuation procedures (see below) apply with respect to “odd-lot” securities.

●
Mutual Funds. Open ended mutual fund investments will be valued at the most recently calculated NAV. Closed end mutual funds are valued at their market values based upon the latest available sale price.

●
Options on Securities, Indices and Futures Contracts. Options on securities, indices and futures contracts purchased by the Fund generally are valued at their last sale price prior to the time as of which the Fund determines its NAV or, if there was no sale on that day, at the last bid quote.

●	Repurchase Agreements. Repurchase agreements will be valued at original cost.

Other securities and assets for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Fund’s Pricing Committee under the general supervision of the Board of Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees.

Notwithstanding the above, securities transferred in transactions subject to Rule 17a-7 under the 1940 Act shall be priced on the day transferred pursuant to Rule 17a-7 and any currently effective procedures adopted by the Board of Trustees under that Rule.

Odd Lot Securities. The following methodology will be used for fixed income positions which, due to their small size, may receive prices by automated pricing services which reflect a large block trade and not what actually could be obtained for the small bond position:

●	For each position at or below $25,000 par value, Fund Accounting will compare the actual purchase price of that position with the next day’s price received from the pricing service.

●	Positions for which the next day’s price is 2% or greater than the purchase price (a “next day price jump”) will be subject to the application of an ongoing discount equal to that next day price jump.

●	Within 10 business days of each fiscal quarter end, broker quotes will be ascertained for each position currently subject to the above described pricing methodology.

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●
The broker quotes will be used to calculate a revised discount which will then be applied to each position from that point forward. If by virtue of a broker quote, a position’s discount is revised below 2% then that position will no longer be subject to discount and will be valued in the same manner as other fixed income securities.

The Pricing Committee conducts its pricing activities in the manner established by the Security Valuation Procedures. The Security Valuation Procedures are reviewed and approved by the Trust’s Board of Trustees at least annually.

MONEY MARKET FUNDS

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to maturity dates) nor maintain a dollar-weighted, average portfolio maturity which exceeds 60 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund’s investment objective, to stabilize the net asset value per share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share (the “Mark to Market”). In performing the Mark to Market, securities for which market quotations are not readily available and other assets will be valued at fair value and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees.

In the event such deviations exceed one half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Money Market Fund’s $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Money Market Fund’s outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

The Pricing Committee conducts its pricing activities in the manner established by the Security Valuation Procedures. The Security Valuation Procedures are reviewed and approved by the Trust’s Board of Trustees at least annually.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares in each Fund are sold on a continuous basis by BOSC, Inc. (“BOSC” or the “Distributor”), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, shares may be purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor (“Participating Organizations”) pursuant to contractual arrangements with the Distributor under the Funds’ Amended and Restated Distribution and Shareholder Services Plan (the “Distribution Plan”). Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser and its affiliates.

The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC or of the NYSE, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

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Regarding Shares purchased through a Participating Organization, the entity through which you are purchasing, selling or exchanging your Shares is responsible for transmitting orders to the Funds, and it may have an earlier cutoff time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include minimum investment requirements, exchange policies, cutoff time for investments, and redemption fees.

The Funds may redeem shares involuntarily if redemption appears appropriate in light of the Funds’ responsibilities under the 1940 Act. (See “Your Account” – Involuntary Sale of Shares” in the Funds’ prospectus for further information.)

Each Fund will only accept new account applications and additional purchases of Fund shares from an established shareholder account that (1) reflects a residential address for an individual (or the principal place of business for an entity) located within the U.S. or its territories; or (2) reflects a U.S. military address; and (3) in every case, is associated with a valid U.S. taxpayer identification number.

The A Share Class of the Bond and Equity Funds are subject to an initial sales charge.  The sales charge is used to compensate the Distributor and participating dealers for their expenses incurred in connection with the distribution of the A Shares.  The amount of the initial sales charge is based upon the amount purchased:

Shareholder Fees For Bond Fund A Shares (fees paid directly from your investment)
Purchase Amount	Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	Sales Charge (Load) imposed on Purchases (as a percentage of net amount invested)	Reallowance	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or the total original cost, for shares held less than 12 months)
Less than $200,000	2.00%	2.04%	1.75%	None
Over $200,000	None	0.00%	-	1.00%

Shareholder Fees For Equity Fund A Shares (fees paid directly from your investment)
Purchase Amount	Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	Sales Charge (Load) imposed on Purchases (as a percentage of net amount invested)	Reallowance	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or the total original cost, for shares held less than 12 months)
Less than $200,000	3.50%	3.63%	3.25%	None
Over $200,000	None	0.00%	-	1.00%

You may qualify for reduced sales charges or sales charge exceptions.  To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment.

No person or entity may distribute shares of the Cavanal Hill Funds without payment of the applicable sales charge other than to purchasers that qualify for the reductions or exceptions described below.

Purchases of the Money Market Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charge.

●	Rights of Accumulation.

o
You may combine your new purchases of A Shares of a Fund with other Bond or Equity Fund shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchasers.  The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other Bond or Equity Fund shares owned based on their current public offering price.

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o
If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge.

o	No credit is available for prior investments made at a lower breakpoint subject to a higher fee.

o	Accumulated purchases of $200,000 or more are subject to the CDSC described below.

●	Letters of Intent.

o
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of A Shares of one or more Bond or Equity Funds during a 13-month period.  The amount you agree to purchase determines the initial sales charge you pay.  All subsequent purchase during the 13-month period count toward the completion of the LOI.

o
By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares.  However, if the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

o
To assure compliance with the provisions of the 1940 Act, the Transfer Agent will reserve, in escrow or similar arrangement, in the form of shares, an appropriate dollar amount to pay the sales charge that would normally be applicable to the amount actually invested.  If the total investment is completed within the 13-month period, the reserve will be promptly released.

o
If at any time before completing the LOI the purchaser requests that the Transfer Agent liquidate or transfer his shares, the LOI will be automatically cancelled and the Transfer Agent will redeem an appropriate number of reserved shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases would have been made on a single occasion.

o	LOIs to purchase $200,000 or more of A Shares are subject to the CDSC described below.

●	Contingent Deferred Sales Charges (CDSC – Class A and C only).

o	Class A Shares.

Investors who purchase or own $200,000 or more of Cavanal Hill Fund Complex Bond or Equity Fund A Shares do not pay an initial sales charge.  If, however, you redeem A Shares purchased without paying sales charge prior to 12 months after the date of purchase, they will be subject to a CDSC of 1%.  The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions.  In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first and, then, shares in the order of their purchase.

o	Class C Shares.

Class C Shares are not subject to an initial sales charge so you will invest the full amount of your purchase price.  However, Class C Shares pay an annual 12b-1 Distribution/Service Fee of 1.00% (0.75% in asset-based sales charge and 0.25% in 12b-1 service fee) and a Shareholder Servicing Fee of 0.25% of average net assets. Because these fees are paid out of the Fund’s assets over time, they will increase the cost of your investment and may cost you more than if you had purchased Class A Shares.  Class C Shares do not convert to any other Class; therefore, if you anticipate holding the Shares for five years or longer, Class C Shares may not be appropriate.  If you sell your Class C Shares within 12 months after purchase, you may pay a 1.00% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed.

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Shareholders who are investing $200,000 or more through a sales charge reduction feature, including a shareholder eligible to purchase Class A Shares at no sales charge due to the breakpoints available on a purchase of $200,000 or more of Class A Shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class C Shares. In such case, requests to purchase Class C Shares will automatically be treated as a request to purchase Class A Shares. The Fund will not apply the limitation to Class C Share purchases made by shareholders whose Shares are held in an omnibus account on any of the Funds’ records, and it will be the selling broker-dealer’s responsibility to apply the limitation for such purchases.

The Distributor will pay dealer commissions on trades of $200,000 or more.  The amount available for such payments is:

Up to 1% of the first $4 million
plus 0.50% on the next $6 million
plus 0.25% on purchases more than $10 million

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MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS

TRUSTEES AND OFFICERS

Board Leadership Structure

The Funds are managed under the direction of the Board of Trustees (the “Board”). The Board consists of three Trustees who supervise the business affairs of the Trust. The Board is responsible for the general oversight of the Funds’ business and for assuring that the Funds are managed in the best interest of the Fund’s shareholders. The Board periodically reviews the Funds’ investment performance as well as the quality of other services provided to the Funds by each of the Funds’ service providers.  Subject to the provisions of the Funds’ Declaration of Trust and By-laws, and applicable provisions of Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Funds’ officers.

The Board is comprised of two-thirds of Trustees who are not “interested persons” (as defined under the 1940 Act) of the Funds (the “Independent Trustees”). In addition, the Chairman of the Board is an Independent Trustee. The Board holds regular quarterly meetings. The Chairman presides at meetings of the Trustees, and may call special meetings of the Board and any Board committee whenever he deems it necessary. The Board is involved in identifying information to be presented to the Board and matters to be acted upon by the Board. The Board engages in communication with each other, the Funds’ management, and service providers, as necessary, between meetings. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The designation of a Trustee as Chairman does not generally impose on that Trustee any obligations or liability that is greater than any other Trustee.

The Board believes that the current Fund leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees with the effect of enhancing Fund oversight. The Board considers the facts that a majority of its members, and its Chairman, are Independent Trustees to be integral to promoting effective and independent oversight of the Funds’ operations, as well as meaningful representation of the shareholders’ interests. The Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are important elements in its decision-making process. The Board size and leadership structure may be changed at any time in the discretion of the Board.

Risk Oversight

The Trustees play an active role, as a full Board and at the committee level, in overseeing risk management for the Funds.  The Trustees delegate the day-to-day risk management of the Funds to various groups, including but not limited to, portfolio management, compliance, legal and fund accounting.  These groups provide the Trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each.  The Trustees also oversee risk management for the Funds through interactions with the Funds’ external auditors. The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects.

The Funds’ compliance program covers the following broad areas of compliance: portfolio management, trading practices, code of ethics and protection of non-public information, accuracy of disclosures, safeguarding of fund assets, recordkeeping, marketing, selection and retention of service providers, fees, privacy, anti-money laundering, business continuity, valuation and pricing of funds shares, processing of fund shares, affiliated transactions, fund governance and market timing.  The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals, operational risk management and business personnel who participate on a daily basis in risk management on behalf of the Funds.  The Funds’ chief compliance officer provides quarterly and annual compliance reports and other compliance related briefings to the Board in writing and in person.

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Trustee Qualifications

The Board has not established specific qualifications that must be met by a member of the Board.  The Board believes that all of the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of companies, community and other organizations.  The Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills.  In evaluating nominees, the Nominations Committee considers, among other things, an individual’s background, skills, education and experience; whether the individual is an “interested person;” and whether the individual could be deemed a “financial expert” within the meaning of applicable SEC rules.  The Nominations Committee also considers whether the individual’s background, skills, and experience will complement, and add to the diversity of, the background, skills, and experience of other Trustees, and will contribute to the Board’s deliberations.

In addition to the information provided in the table that follows, below is certain additional information concerning each individual Trustee.  The information provided below and in the table is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.

William H. Wilson Jr. Mr. Wilson has served as an Independent Trustee since May 2008.  Mr. Wilson has ownership interests and holds executive level positions at a variety of organizations with diverse interests.  Mr. Wilson is a Certified Public Accountant with a Master in Business Administration degree from Harvard Graduate School of Business Administration and a Bachelor of Science in Economics from the Wharton School University of Pennsylvania.  Through his employment, education and experience, Mr. Wilson brings financial, accounting, regulatory and investment skills to the Board.

David L. Foster Mr. Foster has served as an Independent Trustee since May 2008.  Mr. Foster currently serves as the President and is a member of the Board of Directors for Williford Companies, a mini-conglomerate headquartered in Tulsa, Oklahoma.  He also currently serves as President and a Director of Engineered Equipment Systems (Gas Compression and Field Services) and Tri-County Gas Processors (Gas Processing) and as an Officer and Director of Safety Training Systems (Aircraft Training Equipment).  Mr. Foster has been involved with and provided leadership to numerous non-profit organizations.  Mr. Foster is a Certified Public Accountant and a graduate of the University of Tulsa. Through his employment, education and experience, Mr. Foster brings financial, accounting, regulatory and investment skills to the Board.

Scott Grauer Mr. Grauer has served as an Interested Trustee since January 2010.  Mr. Grauer currently serves as  Executive Vice President, Wealth Management Division, BOK Financial Corporation (“BOK Financial”) and Chief Executive Officer of BOSC, Inc. Mr. Grauer is also Chairman of the Board of BOSC, Inc., Cavanal Hill Investment Management and affiliated advisers, MBM and The Milestone Group, and serves in an officer capacity or as a member of the board for other BOK Financial subsidiaries. Mr. Grauer earned a Bachelor's degree in Business Administration from Baker University.  Mr. Grauer is involved in community service organizations including Junior Achievement’s Investor Challenge.  Through his employment, education and experience, Mr. Grauer brings financial, accounting, regulatory and investment skills to the Board.

The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is One Williams Center, BOKF Tower — 10 SW, Tulsa, Oklahoma 74172.

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INDEPENDENT TRUSTEES

NAME AND AGE	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS*
William H. Wilson Jr. Age: 56	Trustee, Chairman	Indefinite, 5/08 — Present	Ownership interest and/or executive positions with Lonestar Ecology, iTec Manufacturing, Sage Partners, Keystone Exploration and 3C Farms	11	N/A
David L. Foster Age: 66	Trustee	Indefinite, 5/08 — Present	Chief Executive Officer of The Williford Companies	11	N/A

INTERESTED TRUSTEE

NAME AND AGE	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS*
Scott Grauer** Age: 50	Trustee	Indefinite, 1/10 — Present	From July 2008 to present, Executive Vice President, Wealth Management Division, BOKF; from 1991 to present, CEO, BOSC, Inc.	11	N/A

*
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

**
Mr. Grauer is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. Mr. Grauer is an “interested person” because he is an Executive Vice President of BOK Financial, the indirect parent of Cavanal Hill Investment Management and the Chief Executive Officer of BOSC, Inc., the distributor of the Trust.  Mr. Grauer is also Chairman of the Board of BOSC, Inc., Cavanal Hill Investment Management and affiliated advisers, MBM and The Milestone Group, and serves in an officer capacity or as a member of the board for other BOK Financial subsidiaries.

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OFFICERS

NAME AND AGE	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Scott H. Rhodes Age: 55	Treasurer	Indefinite, 9/10 — Present
From February 2010 to present, SVP of Citi Fund Services Ohio, Inc. From September 2005 to January 2010, various positions for GE Asset Management Inc, including Manager, Treasurer, and Financial & Operations Principal.
				N/A	N/A

James L. Huntzinger Age: 64	President, Assistant Secretary	Indefinite, 6/08 — Present	From 2002 to present, Chief Investment Officer for BOK Financial	N/A	N/A

Fred J. Schmidt Age: 55	Chief Compliance Officer, Anti- Money Laundering Officer and Disaster Recovery Plan Business Operations Manager	Indefinite, 4/08 — Present	From 2011 to present, Director of Citi Fund services Ohio, Inc., CCO Services. From 2004 to 2011, Senior Vice President of Citi Fund Services Ohio, Inc., CCO Services	N/A	N/A

Cathy Dunn Age: 43	Vice President, Secretary	Indefinite, 7/14 — Present
From October 2013 to present, Vice President, Funds Administration Manager. From September 2011 to September 2013, Asst. Vice President, Funds Administration Manager for Cavanal Hill Investment Management
				N/A	N/A

For interested officers, Mr. Huntzinger and Ms. Dunn, positions held with affiliated persons or principal underwriters of the Trust are provided above. For interested Trustees, the information is listed in the following table:

POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME	UNDERWRITERS OF THE FUNDS
Scott Grauer
BOK Financial, Executive Vice President, Wealth Management Division; BOSC, Chief Executive Officer. Mr. Grauer is also Chairman of the Board of BOSC, Inc., Cavanal Hill Investment Management and affiliated advisers, MBM and The Milestone Group, and serves in an officer capacity or as a member of the board for other BOK Financial subsidiaries.

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COMMITTEES OF THE BOARD OF TRUSTEES

AUDIT COMMITTEE

The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of independent registered public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent registered public accountants and the full Board of Trustees. Mr. Foster and Mr. Wilson serve on this Committee. Mr. Foster became a Committee member on May 1, 2008; Mr. Wilson joined this Committee on June 23, 2008. For the fiscal year ended August 31, 2014, there were four meetings of the Audit Committee.

NOMINATIONS COMMITTEE

The purpose of the Nominations Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Mr. Wilson and Mr. Foster serve on this Committee; Mr. Wilson became a Committee member on May 1, 2008, and Mr. Foster joined the Committee on June 23, 2008. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Cavanal Hill Funds. For the fiscal year ended August 31, 2014, there were no meetings of the Nominations Committee.

SECURITIES OWNERSHIP

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund indicated and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund’s family of investment companies as of December 31, 2013:

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
William H. Wilson Jr.	Opportunistic Fund: over $100,000	Over $100,000
David L. Foster	Balanced Fund: over $100,000 Tax-Free Money Market Fund: $50,000 – $100,000 Opportunistic Fund: over $100,000	Over $100,000

The following table shows information for Trustees who are “interested persons” of the Funds as defined in the 1940 Act:

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
Scott Grauer	Tax-Free Money Market: $1 — $10,000 Short-Term Income Fund: $1 — $10,000 Opportunistic Fund: $1 — $10,000 Large Cap Equity Fund: $1 — $10,000 Bond Fund: $1 — $10,000	$1 — $10,000*

*
Under the definition of “beneficial ownership” used for purposes of the foregoing table, Mr. Grauer, who is an executive officer of BOK Financial, is not considered the beneficial owner of any Fund securities with respect to which BOK Financial or its affiliates has investment or voting discretion. Affiliates of BOK Financial have investment and voting discretion over a substantial majority of each Fund’s securities.

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For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2013:

NAME OF TRUSTEE	NAME OF OWNERS AND RELATIONSHIPS TO TRUSTEE	COMPANY	TITLE OF CLASS	VALUE OF SECURITIES	PERCENT OF CLASS
William H. Wilson Jr.	N/A	N/A	N/A	N/A	N/A
David L. Foster	N/A	N/A	N/A	N/A	N/A

As of December 31, 2013, the Officers and Trustees owned less than 1% of any class of any Fund.

Cavanal Hill Investment Management provides advisory services to separately managed accounts, which may have the same or similar strategies as Cavanal Hill Funds.  From time to time, Trustees, Officers and other individuals involved in the operation of the Funds may hold interests in such separately managed accounts.

The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Adviser or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices.

 INDEPENDENT TRUSTEES’ COMPENSATION

NAME OF PERSON, POSITION	AGGREGATE COMPENSATION FROM THE FUNDS FOR THE FISCAL YEAR ENDED AUGUST 31, 2014	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM FUNDS AND FUND COMPLEX PAID TO TRUSTEES FOR THE FISCAL YEAR ENDED AUGUST 31, 2014
William H. Wilson Jr., Chairman of the Board	$60,000	N/A	N/A	$60,000
David L. Foster, Chairman of the Audit Committee	$60,000	N/A	N/A	$60,000

CODE OF ETHICS

Each Fund, Cavanal Hill Investment Management and BOSC have adopted codes of ethics (“Codes”) under Rule 17j-1 of the 1940 Act, and these Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.

MARKET TIMING TRADING POLICY

The Bond and Equity Funds do not authorize, and use reasonable methods to discourage, short-term or excessive trading, often referred to as “market timing.” Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing or excessive trading may result in dilution of the value of fund shares held by long-term shareholders, disrupt portfolio management, and increase fund expenses for all shareholders. The Funds will take reasonable steps to discourage excessive short-term trading and the Funds’ Board of Trustees has adopted the following policies and procedures with respect to market timing. The Funds will monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts. In addition to rejecting purchase orders in connection with suspected market timing activities, The Funds can reject a purchase order for any reason. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments the Funds believe they are acting in a manner that is in the best interests of shareholders.

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Market Timers may disrupt portfolio management and harm fund performance. To the extent that the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the Funds use a variety of methods to detect and deter market timing, due to the complexity involved in identifying excessive trading there is no assurance that the Funds efforts will identify and eliminate all trades or trading practices that may be considered abusive. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Trust has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market timing policy, the terms of which are acceptable to the Trust; (2) furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Trust; and (3) enforce its market-timing policy with respect to customers identified by the Trust as having engaged in market timing. When information regarding transactions in the Trust’s shares is requested by the Trust and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Trust has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Trust, to restrict or prohibit the indirect intermediary from purchasing shares of the Trust on behalf of other persons.  The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the funds, nor will it enter into any such arrangements in the future.  Because the Money Market Funds are designed to offer investors a liquid cash option that they may sell as often as they wish, they are not subject to the same policies and procedures. We reserve the right to modify our policies and procedures related to market timing at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

DISCLOSURE OF PORTFOLIO HOLDINGS

Information regarding portfolio holdings may be made available to third parties in the following circumstances:

●	Through disclosure in the Trust’s latest annual or semi-annual report on Form N-Q;

●	In marketing materials, provided that the information regarding portfolio holdings contained therein is at least fifteen days old; or

●
When a Fund has a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement which prohibits both disclosure of portfolio holdings to third parties and trading based on such information. Such disclosure shall be authorized by the Trust’s President or Treasurer and shall be reported annually to the Board.

In addition, the Adviser will post portfolio holdings information for the Cavanal Hill Funds on the Funds’ website at www.cavanalhillfunds.com. The website will contain each Fund’s complete schedule of portfolio holdings as of the last day of the most recent month end (except the Money Market Funds, which holdings are posted daily and the Opportunistic Fund and the World Energy Fund, which holdings are posted quarterly). Although the Adviser will typically post this information approximately 16 days after a month’s end, and such information will remain accessible on the website until the information is filed with the SEC as part of the Trust’s Form N-CSR or Form N-Q, as applicable, it may (but is not required to) post more current information regarding the holdings of one or more of the Funds on the Trust’s website. Such posted information may include all of a Fund’s holdings, or may be limited to more current information about select issuers or types of issuers, as determined by Trust management.

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Except as disclosed above, it is the policy of the Funds not to disclose material information about their portfolio holdings, trading strategies implemented or to be implemented or pending transactions to other third parties. The Funds’ service providers are prohibited from disclosing to other third parties material information about the Funds’ portfolio holdings, trading strategies implemented or to be implemented or pending transactions. The Funds may, however, provide information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Funds. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. The Funds’ fund accountants, administrators, investment advisers and custodians are provided with portfolio holdings information on a daily basis. The Fund’s independent public accountants and attorneys are provided with portfolio holdings information as issues may arise. In addition, portfolio holding information may be disclosed to facilitate the review of a Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) on an as-needed basis.

Other than the service provider arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. The Fund’s policies prohibit the receipt of compensation for the disclosure of portfolio holdings. Any violation of the Funds’ policies with respect to the disclosure of portfolio holdings is reported to the Board on a quarterly basis.

PROXY VOTING POLICIES AND PROCEDURES

The following proxy voting policies and procedures apply to the Bond and Equity Funds and the Adviser:

Cavanal Hill Funds Proxy Voting Policy

It is the policy of the Board to delegate the responsibility for voting proxies relating to portfolio securities to the Trust’s adviser, Cavanal Hill Investment Management, as a part of the Adviser’s general management of the portfolio, subject to the Board’s continuing oversight. The following are the procedures adopted by the Board for the administration of this policy:

Fiduciary Duty

The right to vote a proxy with respect to portfolio securities held in portfolios of the Funds is an asset of the Funds. Based on its review of the proxy voting policy of the Adviser and the procedures and guidelines thereunder, the Board is satisfied that the Adviser acknowledges that it acts as a fiduciary of the Funds and has formally committed to policies and procedures designed to ensure that it will vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

Review of Policies and Procedures

The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually and must notify the Board promptly of material changes to any of these documents.

Voting Record Reporting

With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser must submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

Revocation

The delegation of authority by the Board to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Information Regarding Proxy Votes

You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 by visiting the Securities and Exchange Commission’s Web site at www.sec.gov or without charge, upon request, by contacting us by telephone at 1-800-762-7085 or in writing at Cavanal Hill Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

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Cavanal Hill Investment Management (referred to as the “Firm” in this Policy) Proxy Voting Policy

General Provisions

It is the policy of the Firm that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted. Proxies are voted in the best interests of the client accounts. The determination of the interest of a client account in a proposal presented by proxy is the effect, if any, the proposal could have on the current or future value of the investment. Subject to the adoption of procedures or guidelines by the Firm’s Board of Directors or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee (IPC), both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm. If it is appropriate to do so, an outside service provider may be employed to vote client proxies or to provide advice in the voting of a proxy.

Conflicts of Interest

Proxy solicitations that might involve a conflict of interest between the Firm and its client accounts will be considered by the IPC which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm’s commitment to vote proxies in the best interest of client accounts, how the proxy will be handled.

Disclosure

The Firm shall disclose to each client how they may obtain information about how the Firm voted with respect to their securities; shall provide each client a description of the Firm’s proxy voting policies and procedures; and, upon request, shall furnish a copy of the policies and procedures to the requesting client.

Recordkeeping

The Firm will retain records relating to the voting of proxies, including:

●	A copy of policies, procedures or guidelines relating to the voting of proxies.

●
A copy of each proxy statement, written or electronic, that the Firm receives regarding client securities. The Firm may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, written or electronic, provided that the Firm has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

●
A record of each vote cast by the Firm on behalf of a client. The Firm may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

●	A copy of any document created by the Firm that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

●
A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request for information on how the adviser voted proxies on behalf of the requesting client.

These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Firm.

Cavanal Hill Investment Management (referred to as the “Firm” in these Procedures) Proxy Voting Procedures

The Firm’s Policy & Procedures Manual regarding proxy voting provides:

Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.

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These procedures are adopted by the Investment Policy Committee (the “Committee”) pursuant to the policy cited above.

1. Evaluation and Voting

The President of the Firm may designate one or more employees of the Firm (the “designated employee”) to review each proxy received by the Firm which the Firm has the responsibility to vote. The designated employee will review the issues presented by the proxy and, where it is appropriate to do so will vote the proxy in accordance with the proxy voting guidelines.

If the proxy presents issues not addressed in the proxy voting guidelines or the designated employee believes that one or more issues presented by the proxy should not be voted as indicated by the guidelines, the designated employee will prepare a memorandum with respect to the proxy setting out:

●	the issue presented;

●	the interests of the Firm or of affiliates of the Firm, if any, in the issue;
●	the interest of the client accounts in the issue presented; and

●	a recommendation for voting the proxy.

The memorandum will include a record of all external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. The memorandum will be presented to the President who will:

●	direct that the proxy be voted as recommended by the memorandum;

●	return the memorandum for further consideration; or

●	in the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Committee for direction with respect to the voting of the proxy.

It is the responsibility of the President of the Firm to ensure that proxies are voted timely and in the manner he or she directs.

Conflicts of Interest

The Firm will maintain a list of those companies, which issue publicly traded securities and with which the Firm or its affiliates have such a relationship that proxies presented with respect to those companies may give rise to a conflict of interest between the Firm and its clients.1 Proxies that are received from companies on the list will be directed to the Committee for its consideration. The Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm’s commitment to vote proxies in the best interests of client accounts, how the proxy will be handled. The Committee will direct the President to:

●	vote the proxy in accordance with voting guidelines adopted by the Firm and in force at the time the proxy was received;

●	employ an outside service provider to direct the voting of the proxy;

●	employ an outside service provider to vote the proxy on behalf of the Firm and its clients;

●	disclose the conflict of interest to the client and obtain direction with respect to the voting of the proxy; or

●	decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.

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1	As it is used in this document, the term “conflict of interest” refers to a situation in which the adviser has a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the client which compromises the Firm’s freedom of judgment and action. Examples of relationships that might give rise to such an interest include:

Companies affiliated with directors or officers of the Firm, or immediate family members of directors or officers of the Firm or of affiliates of the Firm;

Companies that maintain significant business relationships with the Firm or with affiliates of the Firm, or with which the Firm or an affiliate of the Firm is actively seeking a significant business relationship.

A conflict of interest is “material” if a reasonable person might believe that the Firm’s freedom of judgment and action would be compromised or that the Firm would be persuaded to vote a proxy in such a way as to advance its own interest in the matter rather than that of its client.

2. Delegation of Proxy Voting

In the alternative, if it believes such an arrangement is reasonably designed to ensure that the Firm will vote client securities in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Committee may recommend to the Board one or more unaffiliated service providers (the “designated providers”) either to advise the Firm with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote. The designated provider will review the issues presented by each proxy and, will vote the proxy on behalf of the Firm in accordance with its proxy voting guidelines.

Cavanal Hill Investment Management (referred to as the “Firm” in these Guidelines) Proxy Voting Guidelines

It is the policy of the Firm that, absent definitive reasons why a proxy should not be voted; all proxies will be voted based on what is best for an account as a shareholder.

The key element underlying any evaluation of the interest of an advisory account in an issue presented to the shareholders of the company is the effect, if any, a proposal could have on the current or future value of the investment. The following guidelines will be followed in voting proxies:

Management Proposals

To the extent that management’s proposals do not infringe on stockholder rights, the firm will support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.

I. Standard Proposals

The Firm will support management’s proposals to:

●	Elect or re-elect members of the board of directors

●	Select outside auditors

●	Set the annual meeting date and location

●	Eliminate preemptive rights or dual classes of stock

●	Establish dividend reinvestment plans

●	Provide cumulative voting for directors

●	Indemnify directors, officers and employees

●	Change the corporate name

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II. Capitalization Proposals

The Firm will support proposals to:

●	Increase the authorized number common shares

●	Adjust of par value

●	Establish flexible schedules of preferred dividends

●	Repurchase shares

●	Authorize stock splits or stock dividends

●	Establish anti-greenmail measures

III. Non-Salary Compensation Programs

The Firm will support stock or other non-salary compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:

●	Performance incentives

●	Stock option plans

●	Stock purchase or stock ownership plans

●	Thrift/Profit Sharing plans

 However, the Firm will not support plans that:

●	Cause excessive dilution

●	Award options at deep discount to the market

IV. Anti-Takeover Measures

The Firm believes that charter and by-law amendments designed to thwart takeover attempts sometimes undermining the prospects for realizing maximum appreciation, and thus, not in the best interest of shareholders. The Firm will oppose the following anti-takeover measures:

●	Fair pricing procedures

●	Super majority rules

●	Board classification

●	Bars to written consent

●	Incumbent-entrenchment measures

●	Re-incorporation measures

●	Control share measures

V. Miscellaneous Corporate Governance Matters

The Firm will support proposals to:

●	Limit directors’ liability

●	Authorize indemnification agreements

●	Meet SEC/NASD quorum requirements

●	Reorganize as a holding company

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Shareholder Proposals

The Firm recognizes that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Firm acknowledges that economic and social considerations are often closely intertwined, the management group and elected directors are best positioned to make corporate decisions on these proposals.

The Firm will support management’s position on shareholder proposals presented by proxy.

Record Retention

The Firm will retain records relating to the voting of proxies for five years from the end of the fiscal year during which the proxy was voted.

CURRENT PROXY VOTING ARRANGEMENTS

The Cavanal Hill Investment Management proxy voting procedures provide two alternative methods for handling proxy voting:

●
The first provides for the designation of one or more employees of the Firm to review each proxy which the Firm has the responsibility to vote and where it is appropriate to do so, to vote the proxy in accordance with the Fund’s proxy voting guidelines. Where the employee determines that it is not appropriate to vote in accordance with the guidelines, a process for further consideration of the issues presented in the proxy by the President of the Firm and the Investment Policy Committee is provided.

●
The second provides that, if the Firm believes that such an arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Firm may retain an unaffiliated service provider either to advise the Firm with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote.

Cavanal Hill Investment Management has retained Institutional Shareholder Services, Inc. (“ISS”), an unaffiliated third party, as its agent to vote proxies relating to portfolio securities of Cavanal Hill Funds on behalf of Cavanal Hill Investment Management. ISS is providing three basic services to Cavanal Hill Investment Management:

●	ISS has received Cavanal Hill Investment Management’s proxy voting guidelines (a copy of the current guidelines are attached);

●	ISS will vote the proxies relating to portfolio securities in accordance with the proxy voting guidelines; and

●
ISS will maintain records relating to the voting of proxies which will be used both to monitor proxy voting activity and to meet the reporting requirements of Cavanal Hill Investment Management’s proxy voting procedures and SEC rules and regulations.

Cavanal Hill Investment Management believes that this arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and, because the process is handled by a third party not affiliated with Cavanal Hill Investment Management, will avoid material conflicts between Cavanal Hill Investment Management and its clients.

INVESTMENT ADVISER

Investment advisory services are provided to each of the Funds by Cavanal Hill Investment Management pursuant to an Investment Advisory Agreement. Cavanal Hill Investment Management is a separate, wholly-owned subsidiary of BOKF, NA. It began serving as Investment Adviser to the Funds on May 12, 2001. Cavanal Hill Investment Management, subject to the general supervision of the Board of Trustees of the Trust, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. Cavanal Hill Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2014, Cavanal Hill Investment Management had approximately $6.3 billion in assets under management.

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BOKF is a subsidiary of BOK Financial. BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide an array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries.

BOKF Financial subsidiaries maintain offices in Oklahoma, Arizona, Arkansas, Colorado, Kansas, Missouri, New Mexico and Texas, and offer a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOK Financial subsidiaries also provide investment banking services, serve as transfer agent and registrar for corporate securities, broker/dealer, paying agent for dividends and interest, and indenture trustee of bond issues. As of September 30, 2014, BOKF Financial and its subsidiaries had approximately $59.1 billion in assets under management or in custody.

Subject to the general supervision of the Board and in accordance with the investment objective and restrictions of each of the Funds, Cavanal Hill Investment Management reviews, supervises, and provides general investment advice regarding each of the Funds’ investment programs. Subject to the general supervision of the Board and in accordance with the investment objective and restrictions of each of the Funds, Cavanal Hill Investment Management makes all final decisions with respect to portfolio securities of each of the Funds, places orders for all purchases and sales of the portfolio securities of each of the Funds, and maintains each Fund’s records directly relating to such purchases and sales.

For the services provided and expenses assumed pursuant to the Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee from each of the Funds, computed daily and paid monthly, based on the lower of (1) such fee as may, from time to time, be agreed upon in writing by the Funds and the Adviser or (2) the average daily net assets of each such Fund as follows: the U.S. Large Cap Equity Fund — sixty-nine one-hundredths of one percent (0.69%) annually; the Balanced Fund — seventy-four one-hundredths of one percent (0.74%) annually; the Opportunistic Fund — one and thirty-five one-hundredths of one percent (1.35%) annually; the World Energy Fund — seventy one-hundredths of one percent (0.70%) annually; the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund and the Short-Term Income Fund — fifty-five one-hundredths of one percent (0.55%) annually; the Money Market Funds — fifteen one-hundredths of one percent (0.15%) annually. Cavanal Hill Investment Management may periodically waive all or a portion of its fee with respect to any Fund to increase the net income of such Fund available for distribution as dividends.

The Funds paid Cavanal Hill Investment Management the following aggregate fees for investment advisory services for the following fiscal years ended:

	FISCAL YEAR ENDED AUGUST 31, 2014		FISCAL YEAR ENDED AUGUST 31, 2013		FISCAL YEAR ENDED AUGUST 31, 2012
	GROSS FEES	AMOUNT WAIVED/ REIMBURSED	GROSS FEES	AMOUNT WAIVED/ REIMBURSED	GROSS FEES	AMOUNT WAIVED/ REIMBURSED
Bond Fund	$342,753	$218,114	$265,451	$168,923	$250,672	$159,518
Intermediate Bond Fund	$200,777	$127,766	$148,016	$94,191	$129,610	$82,479
Intermediate Tax-Free Bond Fund	$201,846	$128,447	$216,030	$137,473	$232,895	$148,205
Short-Term Income Fund	$861,821	$626,779	$763,166	$555,030	$544,870	$396,270
U.S. Large Cap Equity Fund	$234,595	$98,598	$200,775	$84,384	$224,548	$94,376
Balanced Fund	$502,342	$264,747	$493,620	$260,150	$464,661	$244,888
Opportunistic Fund	$195,239	$45,435	$51,418	$43,949	$11,790	$11,079
World Energy Fund*	$96,438	$13,777	$—	$—	$—	$—
U.S. Treasury Fund	$1,376,973	$1,516,335	$1,268,165	$1,302,059	$1,808,830	$1,898,981
Cash Management Fund	$1,755,257	$1,757,098	$1,535,746	$1,496,569	$1,325,498	$1,283,528
Tax-Free Money Market Fund	$414,559	$475,696	$551,702	$488,051	$577,263	$421,373

*World Energy Fund commenced operations on February 4, 2014.

The Investment Advisory Agreement will continue in effect as to a particular Fund for successive one-year terms, if such continuance is approved at least annually by the Board or by vote of a majority of the outstanding voting Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement, or interested persons (as defined in 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.

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The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding voting Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective provider of services to the Funds in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

A discussion of the basis for the Board’s approval of the Funds’ investment advisory contracts is included in the shareholder reports for the period during which the Board approved such contracts.

From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Shareholders of the Funds may include descriptions of the Adviser including, but not limited to, (i) a description of the Adviser’s operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the Adviser’s operations.

PORTFOLIO MANAGERS

The portfolio managers identified under “Investment Management” in the Prospectus are jointly and primarily responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set forth below.

Number of Other Accounts Managed and Assets by Account Type as of August 31, 2014:

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

J. Brian Henderson	Number: None Assets: N/A	Number: None Assets: N/A	Number: 2 Assets: $2 million
Michael P. Maurer	Number: None Assets: N/A	Number: None Assets: N/A	Number: 56 Assets: $1,500 million
Richard A. Williams	Number: None Assets: N/A	Number: 1 Assets: $59 million	Number: 152 Assets: $567 million
Matthew C. Stephani	Number: None Assets: N/A	Number: None Assets: N/A	Number: 308 Assets: $455 million
Russell Knox	Number: None Assets: N/A	Number: None Assets: N/A	Number: 111 Assets: $207 million
Michael C. Schloss	Number: None Assets: N/A	Number: None Assets: N/A	Number: 308 Assets: $455 million
Thomas W. Verdel	Number: None Assets: N/A	Number: None Assets: N/A	Number: 85 Assets: $462 million
Thomas J. Mitchell	Number: None Assets: N/A	Number: None Assets: N/A	Number: 308 Assets: $455 million

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As of August 31, 2014, the following portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.

Performance Based Advisory Fees Number of Other Accounts Managed and Assets by Account Type as of August 31, 2014:

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

J. Brian Henderson	Number: None Assets: $0	Number: None Assets: $0	Number: None Assets: $0
Michael P. Maurer	Number: None Assets: $0	Number: None Assets: $0	Number: None Assets: $0
Richard A. Williams	Number: None Assets: $0	Number: None Assets: $0	Number: None Assets: $0
Matthew C. Stephani	Number: None Assets: $0	Number: None Assets: $0	Number: None Assets: $0
Russell Knox	Number: None Assets: N/A	Number: None Assets: N/A	Number: None Assets: $0
Michael C. Schloss	Number: None Assets: $0	Number: None Assets: $0	Number: None Assets: $0
Thomas W. Verdel	Number: None Assets: $0	Number: None Assets: $0	Number: None Assets: $0
Thomas J. Mitchell	Number: None Assets: $0	Number: None Assets: $0	Number: None Assets: $0

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the “Managed Accounts”). The Managed Accounts might have similar investment objectives or strategies as a Fund, track the same indexes a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by a Fund. The Managed Accounts might also have different investment objectives or strategies than a Fund.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and the Managed Accounts, but may not be available in sufficient quantities for both a Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another Managed Account. Cavanal Hill Investment Management has adopted policies and procedures designed to allocate investment opportunities on a fair and equitable basis over time.

Portfolio Manager Compensation

Cavanal Hill Investment Management offers investment professionals a compensation plan which has two components: (i) base compensation, which is linked to job function, responsibilities and experience, and (ii) incentive compensation, which is a percentage of the base that varies based on investment performance. The majority of the total cash compensation is derived by the incentive compensation, which could ultimately make up more than half of the investment professional’s compensation. The incentive compensation is based on the pre-tax investment performance of investments on a calendar year basis in comparison to their respective Lipper peer group. Certain portfolio managers may receive non-cash incentives from BOKF, the parent company of Cavanal Hill Investment Management, in the form of stock options in connection with management responsibilities of such portfolio managers. These long-term non-cash incentives, which are used as a retention tool, facilitate long-term commitments from key investment professionals.

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Securities Ownership

The following table discloses the dollar range of equity securities of each of the Funds beneficially owned by the portfolio managers as of August 31, 2014:

NAME OF PORTFOLIO MANAGER	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND
J. Brian Henderson	$	None
Michael P. Maurer	$	World Energy Fund: $10,000 - $50,000
Rich Williams	$	None
Matthew Stephani	$	U.S. Large Cap Equity Fund: $100,001 - $500,000 Opportunistic Fund: $100,001 - $500,000 World Energy Fund: $50,001 - $100,000
Michael Kitchen	$	None
Russell Knox	$	None
Michael C. Schloss	$	U.S. Large Cap Equity Fund: $50,000 - $100,000
Thomas W. Verdel	$	None
Thomas J. Mitchell	$	U.S. Large Cap Equity Fund: $1 - $10,000 Opportunistic Fund: $1 - $10,000 World Energy Fund: $1 - $10,000

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DISTRIBUTION

Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds’ Amended and Restated Distribution and Shareholder Services Plan (the “Distribution Plan”), the A Class, Investor Class, Administrative Class and Service Class of Shares of each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to 0.25% of its average daily net assets. Under the Distribution Plan, the Premier Class and the C Class Shares of each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan.  The annual rate for Premier Class Shares is equal to 0.50% of its average daily net assets and the annual rate for C Class Shares is equal to 1.00% of its average daily net assets (0.75% in asset-based sales charge and 0.25% in 12b-1 service fee). The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds’ Shares or to provide Shareholder services to the holders of the Funds’ Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors, but not including banks), broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to compensate banks, other financial institutions and intermediaries, broker-dealers, and the Distributor’s affiliates and subsidiaries for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a “Servicing Agreement”). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds’ Shares to the Participating Organization’s customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization’s customers owning the Funds’ Shares. Under the Distribution Plan, a Participating Organization may include the Adviser or its affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws.

The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor’s actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor’s actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund’s Shareholders. To lower operating expenses, the Distributor may voluntarily reduce its fees under the Distribution Plan.

The Distributor has contractually agreed to the fee waivers shown in the table below. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Board.

	Distribution Fee	Distribution Fee Waivers
Bond and Equity Funds
A Shares	0.25%	No Waiver
C Shares	1.00%	No Waiver
Investor Shares	0.25%	No Waiver
Institutional Shares	0.00%	N/A – No 12b-1 Fee
Money Market Funds
Administrative	0.25%	Cash Management Only – 0.13% Waived
Service	0.25%	0.15% Waived
Institutional	0.00%	N/A – No 12b-1 Fee
Select	0.00%	N/A – No 12b-1 Fee
Premier	0.50%	0.45% Waived

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The Adviser and the Distributor (and their affiliates) may finance, from their own resources, certain activities intended to result in the distribution and servicing of a Fund’s shares. These amounts may be in addition to amounts paid by the Funds under the Distribution and Shareholder Servicing Plan and may include payments to the Funds’ Adviser and its affiliates for such activities.

BOSC became the Distributor of the Funds on August 2, 2007 and received the following amounts for the fiscal years ended:

	AUGUST 31, 2014		AUGUST 31, 2013		AUGUST 31, 2012
	GROSS	AMOUNT	GROSS	AMOUNT	GROSS	AMOUNT
	FEES	WAIVED	FEES	WAIVED	FEES	WAIVED
Bond Fund	$22,025	$—	$27,858	$—	$27,613	$—
Intermediate Bond Fund	$46,805	$—	$36,192	$—	$32,839	$—
Intermediate Tax-Free Bond Fund	$9,725	$—	$8,069	$—	$6,904	$—
Short-Term Income Fund	$115,343	$—	$120,478	$—	$73,007	$—
U.S. Large Cap Equity Fund	$6,048	$—	$4,443	$—	$4,991	$—
Balanced Fund	$33,317	$—	$35,839	$—	$39,921	$—
Opportunistic Fund	$11,542	$—	$2,833	$—	$658	$—
World Energy Fund*	$26,924	$—	$—	$—	$—	$—
U.S. Treasury Fund	$1,998,738	$1,998,738	$1,763,256	$1,763,256	$2,578,757	$2,578,757
Cash Management Fund	$1,575,762	$1,575,762	$1,226,593	$1,226,593	$1,159,372	$1,159,372
Tax-Free Money Market Fund	$4,969	$4,969	$18,852	$18,193	$29,717	$26,563

*World Energy Fund commenced operations on February 4, 2014.

Substantially all of the amount received by BOSC under the Distribution Plan during the period from September 1, 2013 to August 31, 2014 was spent on compensation to dealers. The total amount spent on compensation to dealers during such period was $1,016,701, including $23,469 paid to BOSC as a dealer of the Funds. The total amount of the charge retained by BOSC as Distributor during such period was $82, which was spent on compliance support services.

SHAREHOLDER SERVICING PLAN

The Trust on behalf of each of the Funds has approved a Shareholder Servicing Plan that enables the Funds to obtain the services of one or more shareholder servicing agents (“Shareholder Servicing Agents”) under shareholder servicing agreements. Under the agreements, the Shareholder Servicing Agents will be responsible for performing shareholder account, administrative and servicing functions, which may include but are not limited to, establishing and maintaining records of shareholders accounts; processing purchase and redemption transactions; confirming shareholder transactions; answering routine shareholder inquiries regarding the Funds; providing assistance to shareholders in effecting changes to their dividend options, account designations and addresses; withholding taxes on non-resident alien accounts; disbursing income dividends and capital gains distributions; reinvesting dividends and distributions; arranging for bank wires; preparing and delivering to shareholders, and state and federal authorities including the IRS, such information respecting dividends and distributions paid by the Funds as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or federal authorities from time to time; and such other services as the Funds may reasonably request. The Funds have entered into agreements under the Shareholder Servicing Plan with BOKF, the owner of the Adviser, BOSC and may enter into agreements with other banks that are affiliates of BOKF, to provide shareholder services to the Funds’ shareholders in exchange for payments by the Fund for such services under the Shareholder Servicing Plan.

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Each of the Funds may pay the Shareholder Servicing Agents an annual fee of up to 0.25% of the average daily net assets of the shares of each of the Funds, other than the A Shares of the Bond and Equity Funds, for which a fee of 0.10% of the daily net assets is available. BOKF and BOSC have agreed to the contractual fee waivers shown in the table below for Shareholder Servicing Fees to which they are entitled.  The BOKF and BOSC waivers result in a reduction of the Shareholder Servicing fee paid by all purchasers of a class to the extent shown in the Annual Fund Operating Expense table. Contractual waivers are in place for the period through December 31, 2014 and may only be modified with the approval of the Board.

	Shareholder Servicing Fee	Shareholder Servicing Fee Waivers
Bond and Equity Funds
A Shares	0.10%	Waived in Full
C Shares	0.25%	Waived in Full
Investor Shares	0.25%	Waived in Full
Institutional Shares	0.25%	Waived in Full
Money Market Funds
Administrative	0.25%	No Waiver
Service	0.25%	0.15% Waived
Institutional	0.25%	0.17% Waived
Select	0.25%	Waived in Full
Premier	0.25%	Waived in Full

The table below sets forth the total Shareholder Servicing Fees paid by the shares of each Fund for fiscal years ended:

	AUGUST 31, 2014		AUGUST 31, 2013		AUGUST 31, 2012
	GROSS	AMOUNT	GROSS	AMOUNT	GROSS	AMOUNT
	FEES	WAIVED	FEES	WAIVED	FEES	WAIVED
Bond Fund	$155,428	$155,396	$120,602	$120,560	$113,927	$113,841
Intermediate Bond Fund	$88,843	$87,191	$67,175	$65,783	$58,899	$56,578
Intermediate Tax-Free Bond Fund	$89,199	$88,992	$97,074	$96,839	$105,836	$105,466
Short-Term Income Fund	$382,015	$378,711	$345,727	$341,778	$247,653	$243,116
U.S. Large Cap Equity Fund	$84,552	$84,522	$72,701	$72,677	$81,345	$81,303
Balanced Fund	$169,308	$169,307	$166,552	$166,551	$156,966	$156,922
Opportunistic Fund	$30,791	$30,249	$8,377	$7,480	$1,040	$1,040
World Energy Fund	$30,051	$30,051	$—	$—	$—	$—
U.S. Treasury Fund	$2,294,944	$2,294,944	$2,113,595	$2,113,595	$3,014,692	$3,014,692
Cash Management Fund	$2,925,415	$2,925,415	$2,559,560	$2,559,560	$2,209,146	$2,209,146
Tax-Free Money Market Fund	$690,928	$690,928	$919,498	$918,684	$962,098	$959,075

Should further legislative, judicial or administrative action prohibit or restrict the activities of the Adviser, BOKF, their affiliates, or BOKF’s correspondent banks in connection with customer purchases of Shares of the Trust, any or all such entities might be required to alter materially or discontinue the services offered by them. It is not anticipated, however, that any change in the Trust’s method of operations would affect its NAV per Share or result in financial losses to any customer.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreement, subject to the general supervision of the Board and in accordance with each Fund’s investment objective, policies and restrictions, the Adviser determines which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Bond Funds and Money Market Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions with respect to the Equity Funds on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

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During the fiscal year ended August 31, 2014, the Funds paid aggregate brokerage commissions as follows:

U.S. Large Cap Equity Fund	$59,814
Balanced Fund	$45,074
Opportunistic Fund	$115,320
World Energy Fund*	$67,119
*World Energy Fund commenced operations on February 4, 2014.

During the fiscal year ended August 31, 2013, the Funds paid aggregate brokerage commissions as follows:

U.S. Large Cap Equity Fund	$63,243
Balanced Fund	$69,989
Opportunistic Fund	$46,838

During the fiscal year ended August 31, 2012, the Funds paid aggregate brokerage commissions as follows:

U.S. Large Cap Equity Fund	$47,630
Balanced Fund	$60,705
Opportunistic Fund	$5,988

The following table sets forth the value of securities owned by the Funds that were used by a “regular” broker or dealer (or the parent company of a regular broker or dealer), as of August 31, 2014.

Fund	Regular Broker or Dealer (or Parent) Issuer	Value of Securities

U.S. Treasury Fund	Bank of Montreal	$155,000,000
	Credit Agricole	$202,100,000
	Goldman Sachs	$20,000,000
	RBC Capital Markets	$200,000,000
Cash Management Fund	Bank of Montreal	$10,000,000
	Credit Agricole	$187,000,000
	Goldman Sachs	$50,000,000
	RBC Capital Markets	$50,000,000
	Wells Fargo	$150,000,000
Short-Term Income Fund	Bank of America	$149,998
	Deutsche Bank	$291,745
	JPMorgan	$4,094,841
	Morgan Stanley	$876,019
	Wells Fargo	$342,750
Tax-Free Money Market Fund	Goldman Sachs	$9,187,671
Intermediate Bond Fund	Bank of America	$100,977
	Deutsche Bank	$118,325
	JPMorgan	$863,314
	Morgan Stanley	$73,965
	Wells Fargo	$4,551
Bond Fund	Bank of America	$116,615
	JPMorgan	$1,270,770
	Morgan Stanley	$92,793
	Wells Fargo	$23,272
Balanced Fund	Bank of America	$515,252
	Deutsche Bank	$185,271
	Goldman Sachs	$147,049
	JPMorgan	$371,248
	Raymond James	$131,956
	Wells Fargo	$545,350
U.S. Large Cap Equity Fund	Goldman Sachs	$658,230
	JPMorgan	$558,592
	Raymond James	$665,624

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Allocation of transactions, including their frequency, to various dealers is determined by the Adviser with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Funds.

The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for each Fund are made independently from those for the other Funds or any other investment company, trust fund or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company, trust fund or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies, trust funds or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, the Adviser and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

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ALLOCATION OF INITIAL PUBLIC OFFERINGS

Opportunities to invest in initial public offerings (“IPOs”) will be allocated to the Bond and Equity Funds in a fair and equitable manner pursuant to the following procedures. When an opportunity to participate in an IPO has been identified, the investment personnel of Cavanal Hill Investment Management will conduct an analysis to determine which Funds would benefit from the addition of the IPO to their portfolios. This analysis will take into account each Fund’s investment objective, policies and limitations. Also considered will be each Fund’s liquidity and present portfolio, including risk/reward characteristics. When Cavanal Hill Investment Management investment personnel determine that an IPO opportunity is suitable and desirable for more than one Fund, the IPO will be allocated to each such Fund ratably. Where the opportunity is determined to be suitable and desirable for only one Fund, the opportunity will be allocated solely to that Fund. All Fund allocation decisions shall be based upon the suitability determination made by the portfolio manager during the initial review. The availability of opportunities to invest in IPOs is highly dependent on market conditions. Investing in IPOs may significantly affect the performance of a Fund.

ADMINISTRATOR

Cavanal Hill Investment Management serves as administrator (the “Administrator”) to each Fund pursuant to the Management and Administration Agreement (the “Administration Agreement”), between the Trust and the Administrator. The Administrator assists in supervising all operations of each Fund (other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for that Fund).

Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund and to compute the NAV and net income of those Funds on a daily basis, to maintain office facilities for the Funds, to maintain the Funds’ financial accounts and records, and to furnish the Funds statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Funds’ operations other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a fee from each Fund for its services provided and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of twenty one hundredths of one percent (0.20%) of each Bond and Equity Fund’s average daily net assets and twelve one hundredths of one percent (0.12%) of each Money Market Fund’s average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.

The following fees were paid to the Administrator by the Funds for management and administrative services for the fiscal years ended:

	AUGUST 31, 2014		AUGUST 31, 2013		AUGUST 31, 2012
	GROSS	AMOUNT	GROSS	AMOUNT	GROSS	AMOUNT
	FEES	WAIVED	FEES	WAIVED	FEES	WAIVED
Bond Fund	$124,638	$62,318	$96,528	$48,263	$91,154	$45,576
Intermediate Bond Fund	$73,010	$36,505	$53,824	$26,911	$47,131	$23,565
Intermediate Tax-Free Bond	$73,399	$36,699	$78,557	$39,278	$84,690	$42,344
Short-Term Income Fund	$313,392	$156,693	$277,517	$138,756	$198,136	$99,066
U.S. Large Cap Equity Fund	$68,000	$33,999	$58,196	$29,097	$65,087	$32,543
Balanced Fund	$135,769	$67,883	$133,412	$66,704	$125,585	$62,791
Opportunistic Fund	$28,925	$14,462	$7,532	$3,766	$1,048	$524
World Energy Fund*	$27,554	$13,777	$—	$—	$—	$—
U.S. Treasury Fund	$1,101,585	$1,094,202	$1,014,534	$854,769	$1,447,061	$1,329,776
Cash Management Fund	$1,404,214	$1,332,675	$1,228,600	$993,301	$1,060,396	$840,344
Tax-Free Money Market Fund	$331,649	$329,861	$441,363	$395,337	$461,809	$394,997

*World Energy Fund commenced operations on February 4, 2014.

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The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

SUB-ADMINISTRATOR

Citi Fund Services serves as Sub-Administrator to the Funds pursuant to an agreement between Cavanal Hill Investment Management and Citi Fund Services. Under the Sub-Administration Agreement, prior to July 1, 2009, the Adviser paid Citi Fund Services a fee of up to 0.03% of each Fund’s (except for the Tax-Free Money Market Fund) average daily net assets to perform certain administrative duties for the Trust. The fees paid to Citi Fund Services by the Adviser for such services come out of the Adviser’s administration fees and are not an additional charge to the Funds.

Effective July 1, 2009, the Sub-Administration Agreement was amended, such that the Adviser pays Citi Fund Services, for each Fund, an annual fee based on the average daily net assets of the Trust as follows:

Assets	Rate
$0 to $2 Billion	0.0250%
$2 to $4 Billion	0.0125%
Over $4 Billion	0.0100%

* Effective July 1, 2012, the Sub-Administration Agreement was amended to provide for an annual minimum fee.

The following fees were paid, after waivers, to the Sub-Administrator for the fiscal years ended:

	AUGUST 31, 2014	AUGUST 31, 2013	AUGUST 31, 2012
Bond Fund	$13,374	$10,690	$9,785
Intermediate Bond Fund	$7,832	$5,958	$5,060
Intermediate Tax-Free Bond Fund	$7,881	$8,702	$9,092
Short-Term Income Fund	$13,374	$30,733	$21,282
U.S. Large Cap Equity Fund	$33,642	$6,444	$6,988
Balanced Fund	$14,580	$14,774	$13,480
U.S. Treasury Fund	$197,020	$187,193	$258,604
Cash Management Fund	$251,309	$226,678	$189,787
Tax-Free Money Market Fund	$59,381	$81,499	$82,587
Opportunistic Fund	$3,099	$832	$112
World Energy Fund*	$2,949	$—	$—

*World Energy Fund commenced operations on February 4, 2014.

DISTRIBUTOR

BOSC serves as Distributor to each of the Funds pursuant to a Distribution Agreement with the Funds. BOSC is a subsidiary of BOK Financial and an affiliate of Cavanal Hill Investment Management, the Funds’ Adviser and Administrator, and BOKF, the Funds’ Custodian. BOSC is located at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172. Information regarding distribution services and compensation is provided in the section titled, “Distribution.”

CUSTODIAN, TRANSFER AGENT, FUND ACCOUNTANT AND COMPLIANCE SERVICES

Cash and securities owned by each of the Funds are held by BOKF as custodian. BOKF’s principal business address is One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172. Under the Custodian Agreement, BOKF (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds’ portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Trust’s Board of Trustees concerning the Funds’ operations. BOKF may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Funds, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.

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Under the Custodian Agreement, the Funds have agreed to pay BOKF a custodian fee with respect to each Fund at an annual rate of one one hundredths of one percent (0.01%) of such Fund’s average daily net assets. BOKF is also entitled to be reimbursed by the Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOKF may periodically set its custodian fees at less than the maximum allowable amount with respect to a Fund to increase the Fund’s net income available for distribution as dividends. BOKF is a subsidiary of BOK Financial and an affiliate of Cavanal Hill Investment Management, the Funds’ Adviser and Administrator, and BOSC, the Funds’ Distributor.

Citi Fund Services serves as transfer agent to each of the Funds pursuant to a Transfer Agency Agreement with the Funds. Under the Transfer Agency Agreement, Citi Fund Services has agreed: (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Trust’s Board of Trustees concerning the Funds’ operations. Citi Fund Services is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Under its Transfer Agency Agreement with the Trust, prior to July 1, 2009, Citi Fund Services received an annual fee of 0.02% of each Fund’s average daily net assets and annual fees per account. Citi Fund Services is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Transfer Agency Agreement.

Citi Fund Services serves as fund accountant for each Fund pursuant to a Fund Accounting Agreement with the Trust. As fund accountant for the Funds, Citi Fund Services prices the Funds’ Shares, calculates the Funds’ NAV, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Trust, prior to July 1, 2009, Citi Fund Services received an annual fee of 0.03% of each Fund’s average daily net assets (except for the U.S. Treasury Fund, Cash Management Fund and Tax-Free Money Market Fund), plus out-of- pocket expenses, to perform fund accounting duties for the Trust. In regards to the U.S. Treasury Fund and Cash Management Fund, prior to July 1, 2009, Citi Fund Services received an annual fee of 0.025% of the average daily net assets of each Fund for fund accounting services. Citi Fund Services is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Fund Accounting Agreement. Citi Fund Services may periodically set its fund accounting fees at less than the maximum allowable amount with respect to a Fund in order to increase the Fund’s net income available for distribution as dividends.

Under the Compliance Services Agreement between the Funds and Citi Fund Services, Citi Fund Services provides infrastructure and support in implementing the written policies and procedures comprising the Fund Compliance Program and makes available an employee to serve as the Trust’s Chief Compliance Officer.  Citi Fund Services pays the salary and other compensation earned by any such individuals as employees of Citi Fund Services.

Effective July 1, 2009, the Transfer Agency, the Fund Accounting and Compliance Services Agreements were amended and the fees for services pursuant to such agreements are included in the Fund Accounting Agreement, as amended. For these services the Funds, pay Citi Fund Services an annual fee based on the average daily net assets of the Trust as follows:

Assets	Rate
$0 to $2 Billion	0.0350%
$2 to $4 Billion	0.0275%
Over $4 Billion	0.0200%

Citi Fund Services also receives an annual per account transfer agent fee of $15.00 for each IRA account.

Effective July 1, 2011, the Fund Accounting Agreement was amended to provide the following annual minimum fee and to provide for the following annual fees applicable to each Fund that commences operations after July 1, 2011:

Annual Fees for Transfer Agency, Fund Accounting and Compliance Services for the Opportunistic Fund
Transfer Agency	$7,500 per CUSIP
Fund Accounting	$35,000
Other	$5,000 per class above one

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PAYMENTS TO BOKF (AND ITS AFFILIATES) AND BOSC

The following is a summary of payments made to BOKF (and its affiliates) and BOSC for the Cavanal Hill Funds for the fiscal year ended August 31, 2014:

Payments to BOKF (and its affiliates)
	Investment			Shareholder
	Adviser	Administrator	Custodian	Servicing	12b-1 Fees
Payments	$6,182,600	$3,682,135	$278,714	$6,941,474	$3,851,198
Waivers	$5,272,792	$3,179,074	$(144,784)	$7,579,063	$3,579,469
Net Payments	$909,808	$503,061	$423,498	$(637,589)	$271,729

Payments to BOSC
	Investment						Shareholder
	Adviser		Administrator		Custodian		Servicing	12b-1 Fees
Payments	$	―	$	―	$	―	$14,238		$23,471
Waivers	$	―	$	―	$	―	$ ―	$	―
Net Payments	$	―	$	―	$	―	$14,238		$23,471

THE DODD-FRANK ACT

The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), enacted in 2010, made or ordered federal regulators to make a wide range of changes to the rules governing U.S. financial institutions, including mutual funds, investment advisors, broker-dealers, banks and bank holding companies, and to the rules governing U.S. financial markets, including the markets recently proposed for equity securities, debt securities and derivatives. As of the date of this SAI, many of the rules and regulations required by Dodd-Frank to be written and implemented by federal regulators have been proposed but are not effective. The Funds continue to assess the full effect of Dodd-Frank on their operations and assets.  Based, however, on the information available to the Funds as of the date of this SAI, the service providers to the Funds, including the Adviser, believe that they possess the legal authority to perform the services for the Funds contemplated by their agreements with the Fund, including, in the case of the Adviser, the Investment Advisory Agreement. Likewise, BOKF believes that it may perform administrative services on behalf of the Funds without violating applicable laws and regulations, and BOSC believes that it may perform its duties as Distributor for the Funds without violating applicable laws and regulations.

Future changes in either federal or state laws or regulations relating to financial institutions or financial markets, as well as future judicial or administrative decisions or interpretations of present or future laws or regulations, could prevent or restrict any or all of the Adviser, BOKF or BOSC from continuing to perform any or all of such entities current services to the Trust. Should that occur, the Board would review the Trust’s the affected relationship and take all action necessary under such circumstances.

LEGAL AND REGULATORY MATTERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio 43215, serves as independent registered public accountants for the Trust. KPMG LLP provides financial auditing services as well as certain tax return preparation services for the Trust.

LEGAL COUNSEL

Frederic Dorwart, Lawyers, 124 E. Fourth Street, Tulsa, Oklahoma 74103 are counsel to the Trust.

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ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

Each Fund is a separate series of a Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Trust currently comprises eleven series of Shares, each Series represents interests in a Fund. The Trust offers A Class, Investor Class and Institutional Class Shares for the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Intermediate Tax-Free Bond Fund, the Balanced Fund, the U.S. Large Cap Equity Fund, the Opportunistic Fund and the World Energy Fund. The Trust offers Administrative Class, Service Class, Institutional Class, Select and Premier Class Shares for the U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Funds. The Trust also offers C Class Shares for the Equity Funds. The Declaration of Trust authorizes the Board to divide or redivide any unissued Shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, the Trust’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective series of the Trust, of any general assets not belonging to any particular Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund.  Rule 18f-2, however, also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust provides, however, that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Funds’ business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the Trust for payment.

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MISCELLANEOUS

The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees, except in circumstances where less than a majority of the Trustees holding office have been elected by Shareholders. Trustees may not, without Shareholder approval, appoint one or more Trustees if, following such appointment, less than two-thirds of the Trustees holding office have been elected by the Shareholders. In addition, the Funds have undertaken to hold a meeting of Shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested by the holders of Shares representing not less than 10% of the outstanding Shares of the Trust. A removal proposal at such a meeting would succeed if supported by the vote of the holders of (i) 67% or more of the Shares present at the meeting, if the holders of more than 50% of the outstanding Shares of the Trust are present or represented by proxy; or (ii) 50% of the outstanding Shares of the Trust, whichever is less. The Trust’s Declaration of Trust provides that any action to be taken at a shareholder meeting may also be effected by a written consent. All actions with respect to the election and removal of Trustees are subject to the requirements of the 1940 Act and rules and regulations thereunder. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC’s website at http://www.sec.gov or from the SEC upon payment of the prescribed fee.

The Prospectus and this SAI are not an offering of the securities herein described in any state or other jurisdiction in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and SAI.

SHAREHOLDERS OF RECORD

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.  Further, a withdrawal of the investment of a control person could adversely affect the Funds.

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As of December 1, 2014, BOKF, NA (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74102-2300) and its bank affiliates were the Shareholder of record of:

FUND	SHAREHOLDERS OF RECORD (%)
Bond Funds
- Short-Term Income Fund
A Shares	0.00
Investor Shares	6.13
Institutional Shares	97.24
- Intermediate Bond Fund
A Shares	0.00
Investor Shares	29.62
Institutional Shares	88.94
- Bond Fund
A Shares	0.00
Investor Shares	68.81
Institutional Shares	99.21
- Intermediate Tax-Free Bond Fund
A Shares	0.00
Investor Shares	24.62
Institutional Shares	96.07
Equity Funds
- Balanced Fund
A Shares	5.64
Investor Shares	84.24
Institutional Shares	99.96
- U.S. Large Cap Equity Fund
A Shares	0.00
Investor Shares	68.75
Institutional Shares	98.89
- Opportunistic Fund
A Shares	0.00
Investor Shares	0.00
Institutional Shares	65.98
- World Energy Fund
A Shares	0.00
C Shares	0.00
Investor Shares	0.00
Institutional Shares	78.85
Money Market Funds
- U.S. Treasury Fund
Administrative Shares	99.96
Service Shares	100.00
Institutional Shares	100.00
- Cash Management Fund
Administrative Shares	98.86
Institutional Shares	99.15
Premier Shares	5.34
- Tax-Free Money Market Fund
Administrative Shares	99.97
Institutional Shares	100.00
Select Shares	100.00
Premier Shares	95.88

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As of December 1, 2014, BOKF, NA and its bank affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to:

FUND	VOTING OR INVESTMENT POWER (%)
Bond Funds
- Short-Term Income Fund
A Shares	0.00%
Investor Shares	0.00%
Institutional Shares	93.76%
- Intermediate Bond Fund
A Shares	0.00%
Investor Shares	0.00%
Institutional Shares	72.35%
- Bond Fund
A Shares	0.00%
Investor Shares	0.88%
Institutional Shares	93.33%
- Intermediate Tax-Free Bond Fund
A Shares	0.00%
Investor Shares	0.00%
Institutional Shares	99.52%
Equity Funds
- Balanced Fund
A Shares	0.00%
Investor Shares	1.47%
Institutional Shares	89.42%
- U.S. Large Cap Equity Fund
A Shares	0.00%
Investor Shares	0.00%
Institutional Shares	88.36%
- Opportunistic Fund
A Shares	0.00%
Investor Shares	0.00%
Institutional Shares	0.00%
- World Energy Fund
A Shares	0.00%
Investor Shares	0.00%
Institutional Shares	0.00%
Money Market Funds
- U.S. Treasury Fund
Administrative Shares	96.71%
Service Shares	28.16%
Institutional Shares	94.48%
- Cash Management Fund
Administrative Shares	65.47%
Institutional Shares	68.39%
Premier Shares	0.00%
- Tax-Free Money Market Fund
Administrative Shares	1.44%
Institutional Shares	10.04%
Select Shares	81.62%
Premier Shares	0.00%

As of December 1, 2014, the Trustees and Officers of the Funds, as a group, owned less than one percent of the Shares of each of the Funds.

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The following table indicates each person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Funds as of December 1, 2014:

FUND/CLASS	PERCENT OF THE CLASS TOTAL ASSETS HELD BY THE SHAREHOLDER
SHORT-TERM INCOME FUND – A SHARES
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	86.65%
SOUTHWEST SECURITIES, INC. 1201 ELM STREET SUITE 3500 DALLAS, TX 75270	13.21%
SHORT-TERM INCOME FUND – INVESTOR SHARES
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	63.07%
LPL FINANCIAL CORPORATION 75 STATE STREET, 24TH FLOOR BOSTON, MA 02109	24.37%
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	6.13%
SHORT-TERM INCOME FUND – INSTITUTIONAL SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	97.24%
INTERMEDIATE BOND FUND – A SHARES
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	95.44%
INTERMEDIATE BOND FUND – INVESTOR SHARES
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	30.16%
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	29.62%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104	29.40%

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INTERMEDIATE BOND FUND – INSTITUTIONAL SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	88.94%
PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399	10.36%
BOND FUND – A SHARES
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	94.12%
BOND FUND – INVESTOR SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	68.81%
ASCENSUS TRUST COMPANY FBO BIO TECH INC 401 K PLAN 193499 PO BOX 10758 FARGO, ND 58106	22.64%
BOND FUND – INSTITUTIONAL SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	99.21%
INTERMEDIATE TAX-FREE BOND FUND – A SHARES
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	93.74%
INTERMEDIATE TAX-FREE BOND FUND – INVESTOR SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	24.62%
TD AMERITRADE CLEARING, INC. 1005 NORTH AMERITRADE PLACE BELLEVUE, NE 68005	13.07%
CHARLES SCHWAB & CO., INC. 101MONTGOMERY STREET SAN FRANCISCO, CA 94104	10.66%
LPL FINANCIAL CORPORATION 75 STATE STREET, 24th FLOOR BOSTON, MA 02109	9.31%
PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	8.51%

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CAROL SHIPLEY SHIPLEY MARITAL TRUST PO BOX 831 BLANCHARD, OK 730100831	5.93%
INTERMEDIATE TAX-FREE BOND FUND – INSTITUTIONAL SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	96.07%
BALANCED FUND – A SHARES
PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	73.42%
SOUTHWEST SECURITIES, INC. 1201 ELM STREET SUITE 3500 DALLAS, TX 75270	15.48%
BOKF, NA ATTN KATHY YEARGAIN PO BOX 2300 TULSA, OKLAHOMA 741022300	5.64%
BALANCED FUND – INVESTOR SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	84.24%
TD AMERITRADE CLEARING, INC. 1005 NORTH AMERITRADE PLACE BELLEVUE, NE 68005	7.26%
BALANCED FUND – INSTITUTIONAL SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	99.96%
U.S. LARGE CAP EQUITY FUND – A SHARES
PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	95.97%
U.S. LARGE CAP EQUITY FUND – INVESTOR SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	68.75%
U.S. LARGE CAP EQUITY FUND – INSTITUTIONAL SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	98.89%

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OPPORTUNISTIC FUND – A SHARES
PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	71.90%
SOUTHWEST SECURITIES, INC. 1201 ELM STREET SUITE 3500 DALLAS TX 75270	25.20%
OPPORTUNISTIC FUND – INVESTOR SHARES
PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	51.82%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET MS:SF101MONT-22-241 SAN FRANCISCO, CA 94104	26.05%
TD AMERITRADE CLEARING, INC. 1005 NORTH AMERITRADE PLACE BELLEVUE, NE 68005	8.08%
OPPORTUNISTIC FUND – INSTITUTIONAL SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	65.98%
PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	11.64%
WORLD ENERGY FUND – A SHARES
PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	81.22%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STRET SAN FRANCISCO, CA 94104	10.79%
LPL FINANCIAL CORPORATION 75 STATE STREET, 24TH FLOOR BOSTON, MA 02109	6.72%
WORLD ENERGY FUND – C SHARES
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	84.60%
LPL FINANCIAL CORPORATION 75 STATE STREET, 24TH FLOOR BOSTON, MA 02109	5.01%

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WORLD ENERGY FUND – INSTITUTIONAL SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	78.85%
LPL FINANCIAL CORPORATION 75 STATE STREET, 24TH FLOOR BOSTON, MA 02109	8.19%
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	6.95%
WORLD ENERGY FUND – INVESTOR SHARES
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104	35.06%
PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	33.67%
LPL FINANCIAL CORPORATION 75 STATE STREET, 24TH FLOOR BOSTON, MA 02109	15.68%

U.S. TREASURY FUND – ADMINISTRATIVE SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	99.96%
U.S. TREASURY FUND – SERVICE SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	100.00%
U.S. TREASURY FUND – INSTITUTIONAL SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	100.00%
CASH MANAGEMENT FUND – ADMINISTRATIVE SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	98.86%
CASH MANAGEMENT FUND – INSTITUTIONAL SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	99.15%

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CASH MANAGEMENT FUND – PREMIER SHARES
PERSHING, LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	94.66%
BOKF NA ATTN KATHY YEARGAIN PO BOX 2300. TULSA, OK 741022300	5.34%
TAX-FREE MONEY MARKET FUND – ADMINISTRATIVE SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	99.97%
TAX-FREE MONEY MARKET FUND – INSTITUTIONAL SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	100.00%
TAX-FREE MONEY MARKET FUND – SELECT SHARES
NABANK & CO ALL REINVEST ACCT PO BOX 2180 TULSA, OK 74101	100.00%
TAX-FREE MONEY MARKET FUND – PREMIER SHARES
BOKF, NA ATTN: KATHY YEARGAIN PO BOX 880 TULSA, OK 74101	95.88%

FINANCIAL STATEMENTS

The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the Cavanal Hill Funds’ Annual Report for the fiscal year ended August 31, 2014, are incorporated by reference into this SAI. A copy of the Annual Report dated as of August 31, 2014 may be obtained without charge by contacting the Distributor, BOSC at One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172, or by telephoning toll-free at 1-800-762-7085.

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APPENDIX

The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation Rating Services (“S&P”) and Fitch, Inc. (“Fitch”). Set forth below is a description of the relevant ratings of each NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings is as of the date of this SAI, and may subsequently change.

LONG -TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the Moody’s long-term debt ratings (Moody’s applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security’s ranking within the category. The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.):

Aaa	Bonds which are rated “Aaa” are judged to be of the highest quality with minimal credit risk.

Aa	Bonds which are rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A	Bonds which are rated “A” are considered upper-medium-grade obligations and are subject to very low credit risk.

Baa
Bonds which are rated “Baa” are subject to moderate credit risk. They are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured) and as such may possess certain speculative characteristics.

Ba	Bonds which are rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Description of the S&P long-term debt ratings (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA	An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated “B” is more vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.
CCC	An obligation rated “CCC” is currently vulnerable and dependent on favorable business, financial and economic conditions to meet financial commitments.
CC	An obligation rated “CC” is currently highly vulnerable.
C	An obligation rated “C” is subject to currently highly vulnerable obligations and other defined circumstances.
D	An obligation rated “D” is subject to payment default on financial commitments.

Description of the Fitch international long-term credit ratings (Fitch may apply a plus (+) or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” rating category.):

AAA
Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. “AA” ratings denote expectation of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality.  ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB
Speculative.  ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative.  ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	Substantial credit risk. Default is a real possibility.
CC	Very high levels of credit risk. Default of some kind appears probable.
C	Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill.
RD
Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating.

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D
Default.  ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody’s description of its short-term debt ratings:

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay of short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P’s description of its short-term issue credit ratings:

A-1
A short-term obligation rated “A-1” is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C
A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated “D” is in payment default.

Description of the four highest international short-term credit ratings by Fitch (Fitch may apply a plus (+), or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to short-term ratings other than “F1”.):

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

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F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody’s description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, though not as large as in the preceding group.

CH-SAI

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PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1)*	Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds’ Registration Statement (filed October 31, 1990).

(a)(2)*	Amendment, dated December 1, 2008, to the Declaration of Trust, dated October 1, 1987 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 43 to the Funds’ Registration Statement (filed December 24, 2008).

(a)(3)*	Amendment, dated January 26, 2010, to the Declaration of Trust, dated October 1, 1987 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 46 to the Funds’ Registration Statement (filed December 29, 2010).

(b)(1)*	Bylaws of the Registrant’s Board of Trustees, Amended and Restated October 27, 2005, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 37 to the Funds’ Registration Statement (filed December 30, 2005).

(b)(2)*	Amendment, dated December 1, 2008, to the Bylaws of the Registrant’s Board of Trustees, Amended and Restated October 27, 2005, is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 43 to the Funds’ Registration Statement (filed December 24, 2008).

(b)(3)*	Amendment, dated April 29, 2010, to the Bylaws of the Registrant’s Board of Trustees is incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 46 to the Funds’ Registration Statement (filed December 29, 2010).

(c)(1)*	Article III, Section 4 and 5, Article V, Article VIII, Section 4, and Article IX, Sections 1, 4, 5 and 7 of the Agreement and Declaration of Trust, dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds’ Registration Statement (filed October 31, 1990).

(c)(2)*	Article 9, Article 10, Section 6, Article 11 and Article 13 of the Bylaws of the Registrant’s Board of Trustees, Amended and Restated October 27, 2005, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 37 to the Funds’ Registration Statement (filed December 30, 2005).

(d)(1)*	Investment Advisory Agreement between Registrant and Cavanal Hill Investment Management, Inc. (formerly AXIA Investment Management, Inc.), dated May 12, 2001 is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 27 to the Funds’ Registration Statement (filed December 28, 2001).

(d)(2)	Amended Schedule A to the Investment Advisory Agreement, effective as of December 31, 2014, is filed herewith.

(d)(3)*	Investment Adviser Fee Waiver Agreement, dated December 31, 2010 is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 46 to the Funds’ Registration Statement (filed December 29, 2010).

(d)(4)	Amendment to Adviser Fee Waiver Agreement, effective as of December 31, 2014 is filed herewith.

(e)(1)*	Distribution Agreement between Registrant and BOSC, Inc., dated August 2, 2007 is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 41 to the Funds’ Registration Statement (filed December 28, 2007).
1

(e)(2)*	Distributor Fee Waiver Agreement, effective September 17, 2012, is incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 56 to the Funds’ Registration Statement (filed December 21, 2012).

(e)(3)	Form of BOSC, Inc. Dealer Agreement is filed herewith.

(e)(4)	Amended Schedule A to the Distribution Agreement between Registrant and BOSC, Inc. effective December 31, 2014, is filed herewith.

(e)(5)*	Amended Schedule B, dated January 1, 2009, to the Distribution Agreement between Registrant and BOSC, Inc. dated August 2, 2007, is incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 43 to the Funds’ Registration Statement (filed December 24, 2008).

(f)	None.

(g)(1)*	Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 1 to the Funds’ Registration Statement (filed October 31, 1990).

(g)(2)*	Amendment to Custodian Agreement, dated May 1, 2007, is incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 41 to the Fund’s Registration Statement (filed December 28, 2007).

(g)(3)*	Amended Schedule A, dated January 31, 2014, to the Custodian Agreement between Registrant and Bank of Oklahoma, N.A., is incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 61 to the Funds’ Registration Statement (filed February 3, 2014).

(g)(4)*	Amended Schedule B, dated January 1, 2007, to the Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 39 to the Funds’ Registration Statement (filed December 29, 2006).

(h)(1)*	Administration Agreement between Registrant and Cavanal Hill Investment Management, Inc. (formerly AXIA Investment Management, Inc.), dated July 1, 2004, and Amended Schedule A are incorporated by reference to Exhibits (h)(1) and (2) to Post-Effective Amendment No. 41 to the Fund’s Registration Statement (filed December 28, 2007).

(h)(2)*	Amended Schedule A, dated January 31, 2014, to the Administration Agreement between Registrant and Cavanal Hill Investment Management, Inc. is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 61 to the Funds’ Registration Statement (filed February 3, 2014).

(h)(3)*	Administration Fee Waiver Agreement, dated December 31, 2010 is incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 46 to the Funds’ Registration Statement (filed December 29, 2010).

(h)(4)	Amendment to Administration Fee Waiver Agreement, effective December 31, 2014 filed herewith.

(h)(5)*	Amendment to Transfer Agency Agreement between Registrant and Citi Fund Services Ohio, Inc., dated October 22, 2009, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 44 to the Funds’ Registration Statement (filed December 17, 2009).

(h)(6)	Amendment to Transfer Agency Agreement, effective January 31, 2014, filed herewith.
2

(h)(7)*	Amendment to Restated Fund Accounting Agreement between Registrant and Citi Fund Services Ohio, Inc., dated October 22, 2009, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 44 to the Funds’ Registration Statement (filed December 17, 2009).

(h)(8)	Amendment to Fund Accounting Agreement, effective December 31, 2014, is filed herewith.

(h)(9)*	Amendment to Sub-Administration Agreement between Registrant and Citi Fund Services Ohio, Inc., dated October 22, 2009, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 44 to the Funds’ Registration Statement (filed December 17, 2009).

(h)(10)	Amendment to Sub-Administration Agreement, effective December 31, 2014, is filed herewith.

(h)(11)*	Trade Processing Agreement between Registrant and BISYS Retirement Services, Inc., dated October 31, 2003, is incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 41 to the Funds’ Registration Statement (filed December 28, 2007).

(h)(12)*	Trade Processing Agreement between Registrant and Bank of Oklahoma, N.A., dated October 31, 2003, is incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 41 to the Funds’ Registration Statement (filed December 28, 2007).

(h)(13)*	Amendment to Omnibus Fee Agreement for the Institutional Tax-Free Money Market Fund between Registrant and Citi Fund Services Ohio, Inc., dated October 22, 2009, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 44 to the Funds’ Registration Statement (filed December 17, 2009).

(h)(14)*	Amendment to Compliance Services Agreement between Registrant and Citi Fund Services Ohio, Inc., dated October 22, 2009, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 44 to the Funds’ Registration Statement (filed December 17, 2009).

(h)(15)	Amended and Restated Shareholder Servicing Plan, effective December 31, 2014 is filed herewith.

(h)(16)	Form of Shareholder Servicing Agreement is filed herewith.

(h)(17)*	BOKF Shareholder Servicing Agreement, dated January 1, 2007 and Waiver Amendment dated January 31, 2014 are incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 61 to the Funds’ Registration Statement (filed February 3, 2014).

(h)(18)	Amendment to BOKF Shareholder Servicing Waiver Agreement, effective December 31, 2014 is filed herewith.

(h)(19)*	BOSC Shareholder Servicing Agreement, dated February 1, 2007 and Waiver Amendment dated January 31, 2014 are incorporated by reference to Exhibit (h)(18) to Post-Effective Amendment No. 61 to the Funds’ Registration Statement (filed February 3, 2014).

(h)(20)	Amendment to BOSC Shareholder Servicing Waiver Agreement, effective December 31, 2014 is filed herewith.

(i)	Opinion of Fund Counsel is filed herewith.

(j)(1)	Consent of Fund Counsel is filed herewith.

(j)(2)	Consent of Auditor is filed herewith.

(k)	Omitted Financial Statements: None.

(l)*	Purchase Agreement, dated August 3, 1990, between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 1 to the Funds’ Registration Statement (filed October 31, 1990).
(m)(1)*	Amended and Restated Distribution and Shareholder Services Plan, dated August 2, 2007, is incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 41 to the Fund’s Registration Statement (filed December 28, 2007).

(m)(2)	Amended Schedule A, dated January 31, 2014, to the Amended and Restated Distribution and Shareholder Services Plan is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 61 to the Funds’ Registration Statement (filed February 3, 2014).

(n)(1)	Amended and Restated Multiple Class Plan, dated January 31, 2014, is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 61 to the Funds’ Registration Statement (filed February 3, 2014).

(o)	None.

(p)(1)*	Code of Ethics for the Cavanal Hill Funds (formerly, American Performance Funds) is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 32 to the Funds’ Registration Statement (filed May 17, 2004).

(p)(2)*	Code of Ethics for Bank of Oklahoma, N.A. is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 22 to the Funds’ Registration Statement (filed September 25, 2000).

(p)(3)*	Code of Ethics for BOSC, Inc. is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 40 to the Funds’ Registration Statement (filed October 19, 2007).

(p)(4)*	Code of Ethics for Cavanal Hill Investment Management, Inc., as amended April 2009, is incorporated by reference to Exhibit (p) to Post-Effective Amendment No. 44 to the Funds' Registration Statement (filed December 17, 2009).

* Incorporated by Reference

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Item 29. Persons Controlled by or under Common Control with Registrant

There are no persons controlled or under common control with the Registrant.

Item 30. Indemnification

Article VIII of Registrant’s Agreement and Declaration of Trust, filed or incorporated by reference as an Exhibit hereto, provides for the indemnification of Registrant’s trustees and officers. Indemnification of Registrant’s principal underwriter is provided for in the Agreement between Registrant and that service provider as filed or incorporated by reference as an Exhibit hereto. As of the effective date of this Registration Statement, Registrant has obtained from a major insurance carrier a trustees and officers’ liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Cavanal Hill Investment Management, Inc. (“Cavanal Hill Investment Management”) serves as Registrant’s investment adviser.

To the knowledge of Registrant, none of the directors or officers of Cavanal Hill Investment Management is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature.

The address of Cavanal Hill Investment Management is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74172.

The address of BOSC, Inc. is One Williams Center, Plaza SE Bank of Oklahoma Tower, Tulsa, Oklahoma 74172. The address of BOKF, N.A. is P.O. Box 2300, Tulsa, Oklahoma 74172.

The address of BOK Financial Corporation is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74172.

Item 32. Principal Underwriters.

Item 32(a) BOSC, Inc. (“BOSC” or the “Distributor”) acts as principal underwriter for the following investment companies: Cavanal Hill Funds

BOSC is registered with the Securities and Exchange Commission (“SEC”) as a broker-dealer and is a member of the Financial Industry Regulatory Authority. BOSC is also registered with the SEC as an investment adviser and municipal adviser. SEC registration does not imply a certain level of skill or training. BOSC’s main address is One Williams Center, Plaza SE Bank of Oklahoma Tower Tulsa, OK 74172. Principal Office of Supervisory Jurisdiction (OSJ) Branch is at One Williams Center, Plaza SE Bank of Oklahoma Tower Tulsa, OK 74172. BOSC is a direct wholly- owned subsidiary of BOK Financial Corporation.

Item 32(b) Information about Directors and Officers of BOSC is as follows:

Name and Address	Position with Underwriter
Scott Grauer	President, Vice Chairman and Director
One Williams Center, Plaza SE Bank of Oklahoma Tower Tulsa, OK 74172

Nancy Johnson Jones	Secretary and Chief Compliance Officer
One Williams Center, 9NE Bank of Oklahoma Tower Tulsa, OK 74172

Robert Ledvora	Financial and Operations Principal
201 Robert S Kerr, 1st Floor Oklahoma City, OK 73102

Item 32(c) Not applicable.

Item 33. Location of Accounts and Records

(1)	Cavanal Hill Investment Management, Inc., Bank of Oklahoma Tower, Tulsa, Oklahoma 74172 (records relating to its functions as Investment Adviser and Administrator).
(2)	BOSC, Inc., One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, OK 74172 (records relating to its functions as Distributor).
(3)	Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Sub-Administrator, Transfer Agent, Fund Accountant and CCO/AML Officer).
(4)	BOKF, N.A., Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Custodian).
(5)	Frederic Dorwart, Lawyers, 124 E. Fourth Street, Tulsa, OK 74103 (Agreement and Declaration of Trust, Bylaws and Minute Books).

Item 34. Management Services

N/A.

Item 35. Undertakings

(a)	Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant’s outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

(b)	The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 64 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Tulsa, Oklahoma on December 23, 2014.

Cavanal Hill Funds

By:	*/s/ James L. Huntzinger
James L. Huntzinger
President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 64 to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

*/s/ James L. Huntzinger	President, Chief Executive Officer	Dec. 23, 2014
James L. Huntzinger

*/s/ Scott H. Rhodes	Treasurer, Chief Financial Officer	Dec. 23, 2014
Scott H. Rhodes

*/s/ William H. Wilson Jr.	Trustee	Dec. 23, 2014
William H. Wilson Jr.

*/s/ David L. Foster	Trustee	Dec. 23, 2014
David L. Foster

*/s/ Scott Grauer	Trustee	Dec. 23, 2014
Scott Grauer

* By Power of Attorney.

POWER OF ATTORNEY

James L. Huntzinger, whose signature appears below, does hereby constitute and appoint H. Steven Walton and Amy E. Newsome, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments or supplements to the Trust’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (including the Prospectuses and Statements of Additional Information that form a part of such Registration Statement) pursuant to said Acts or the filing of any periodic or current reports concerning the performance of the Trust or any portion of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments, supplements or reports filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

/s/ James L. Huntzinger
Dated: October 23, 2008	James L. Huntzinger

POWER OF ATTORNEY

Scott H. Rhodes, whose signature appears below, does hereby constitute and appoint H. Steven Walton and Amy E. Newsome, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments or supplements to the Trust’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (including the Prospectuses and Statements of Additional Information that form a part of such Registration Statement) pursuant to said Acts or the filing of any periodic or current reports concerning the performance of the Trust or any portion of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments, supplements or reports filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

/s/ Scott H. Rhodes
Dated: September 17, 2010	Scott H. Rhodes

POWER OF ATTORNEY

William H. Wilson Jr., whose signature appears below, does hereby constitute and appoint H. Steven Walton and Amy E. Newsome, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments or supplements to the Trust’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (including the Prospectuses and Statements of Additional Information that form a part of such Registration Statement) pursuant to said Acts or the filing of any periodic or current reports concerning the performance of the Trust or any portion of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments, supplements or reports filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

/s/ William H. Wilson Jr.
Dated: October 23, 2008	William H. Wilson Jr.

POWER OF ATTORNEY

David L. Foster, whose signature appears below, does hereby constitute and appoint H. Steven Walton and Amy E. Newsome, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments or supplements to the Trust’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (including the Prospectuses and Statements of Additional Information that form a part of such Registration Statement) pursuant to said Acts or the filing of any periodic or current reports concerning the performance of the Trust or any portion of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments, supplements or reports filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

/s/ David L. Foster
Dated: October 23, 2008	David L. Foster

POWER OF ATTORNEY

Scott Grauer, whose signature appears below, does hereby constitute and appoint H. Steven Walton and Amy E. Newsome, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments or supplements to the Trust’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (including the Prospectuses and Statements of Additional Information that form a part of such Registration Statement) pursuant to said Acts or the filing of any periodic or current reports concerning the performance of the Trust or any portion of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments, supplements or reports filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

/s/ Scott Grauer
Dated: September 20, 2010	Scott Grauer

EXHIBIT	INDEX
NO	DESCRIPTION

(d)(2)	Amended Schedule A to the Investment Advisory Agreement
(d)(4)	Amendment to Adviser Fee Waiver Agreement
(e)(3)	Form of Selling Agreement
(e)(4)	Amended Schedule A to the Distribution Agreement
(h)(4)	Amendment to Administration Fee Waiver Agreement
(h)(6)	Amendment to Transfer Agency Agreement
(h)(8)	Amendment to Fund Accounting Agreement
(h)(10)	Amendment to Sub-Administration Agreement
(h)(15)	Amended and Restated Shareholder Servicing Plan
(h)(16)	Form of Shareholder Servicing Agreement
(h)(18)	Amendment to BOKF Shareholder Servicing Waiver Agreement
(h)(20)	Amendment to BOSC Shareholder Servicing Waiver Agreement
(i)	Opinion of Frederic Dorwart, Lawyers
(j)(1)	Consent of Frederic Dorwart, Lawyers
(j)(2)	Consent of KPMG LLP

(m)(2)	Amended Schedule A to the Amended and Restated Distribution and Shareholder Services Plan

(n)(1)	Amended and Restated Multiple Class Plan